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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris       11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         8/31

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco American Franchise Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-AMFR-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.64%

Aerospace & Defense–1.72%

Raytheon Co.	1,018,058	$152,240,393

Air Freight & Logistics–0.81%

FedEx Corp.	374,878	71,852,866

Airlines–0.48%

Southwest Airlines Co.	913,088	42,559,032

Application Software–2.11%

salesforce.com, inc. (b)	2,584,468	186,081,696

Biotechnology–7.50%

Alexion Pharmaceuticals, Inc. (b)	597,025	73,189,295
Alkermes PLC (b)	537,550	30,548,966
Amgen Inc.	965,154	139,049,737
Biogen Inc. (b)	293,008	86,164,863
BioMarin Pharmaceutical Inc. (b)	644,366	55,177,061
Celgene Corp. (b)	2,350,340	278,538,793
		662,668,715

Cable & Satellite–4.78%

Charter Communications, Inc. -Class A (b)	210,522	57,958,812
Comcast Corp. -Class A	1,300,782	90,417,357
DISH Network Corp. -Class A(b)	4,757,037	273,291,775
		421,667,944

Consumer Electronics–2.74%

Sony Corp. (Japan)	8,400,400	241,829,309

Consumer Finance–1.91%

Synchrony Financial	4,880,824	168,681,277

Data Processing & Outsourced Services–6.38%

First Data Corp. -Class A (b)	10,835,617	157,874,940
Mastercard Inc. -Class A	1,910,043	195,206,395
Visa Inc. -Class A	2,720,811	210,373,106
		563,454,441

Environmental & Facilities Services–1.09%

Republic Services, Inc.	1,736,655	96,366,986

Fertilizers & Agricultural Chemicals–0.53%

Monsanto Co.	459,227	47,167,205

Financial Exchanges & Data–0.96%

S&P Global Inc.	708,354	84,287,042

	Shares	Value

Home Entertainment Software–3.86%

Activision Blizzard, Inc.	4,347,499	$159,161,939
Electronic Arts Inc. (b)	1,656,368	131,250,600
Nintendo Co., Ltd. (Japan)	206,800	50,729,631
		341,142,170

Home Improvement Retail–3.07%

Lowe’s Cos., Inc.	3,845,493	271,299,531

Hotels, Resorts & Cruise Lines–2.14%

Carnival Corp.	1,876,926	96,492,765
Royal Caribbean Cruises Ltd.	1,139,344	92,252,684
		188,745,449

Household Appliances–0.68%

Whirlpool Corp.	369,517	60,024,341

Housewares & Specialties–0.52%

Newell Brands, Inc.	975,091	45,839,028

Industrial Conglomerates–0.31%

Honeywell International Inc.	241,072	27,467,744

Industrial Gases–1.05%

Air Products and Chemicals, Inc.	640,904	92,584,992

Industrial Machinery–0.47%

Stanley Black & Decker Inc.	352,163	41,777,097

Internet & Direct Marketing Retail–7.85%

Amazon.com, Inc. (b)	749,705	562,706,082
Priceline Group Inc. (The) (b)	86,960	130,760,013
		693,466,095

Internet Software & Services–14.37%

Alibaba Group Holding Ltd. -ADR (China)(b)(c)	1,609,287	151,305,164
Alphabet Inc. -Class A (b)	818,062	634,717,945
Facebook Inc. -Class A(b)	4,080,582	483,222,520
		1,269,245,629

Investment Banking & Brokerage–0.98%

Charles Schwab Corp. (The)	2,240,971	86,635,939

Life Sciences Tools & Services–0.90%

Thermo Fisher Scientific, Inc.	568,179	79,607,560

Managed Health Care–2.07%

UnitedHealth Group Inc.	1,154,761	182,821,761

Movies & Entertainment–0.76%

Time Warner Inc.	733,126	67,315,629

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Oil & Gas Equipment & Services–1.46%

Halliburton Co.	2,426,118	$128,802,605

Oil & Gas Exploration & Production–2.84%

Anadarko Petroleum Corp.	1,927,249	133,269,268
Pioneer Natural Resources Co.	616,250	117,728,400
		250,997,668

Packaged Foods & Meats–1.22%

Mondelez International, Inc. -Class A	936,399	38,617,095
Tyson Foods, Inc. -Class A	1,215,292	69,040,738
		107,657,833

Pharmaceuticals–4.63%

Allergan PLC (b)	1,044,413	202,929,446
Eli Lilly and Co.	969,570	65,077,538
Merck & Co., Inc.	1,068,990	65,411,498
Zoetis Inc.	1,497,299	75,433,924
		408,852,406

Semiconductors–2.83%

Broadcom Ltd. (Singapore)	883,918	150,699,180
QUALCOMM, Inc.	1,454,608	99,102,443
		249,801,623

Soft Drinks–0.80%

Monster Beverage Corp. (b)	1,575,144	70,487,694

Specialized Consumer Services–0.39%

Service Corp. International	1,278,423	34,504,637

Specialized REIT’s–0.97%

American Tower Corp.	840,982	86,007,229

Specialty Chemicals–1.27%

Ecolab Inc.	251,709	29,381,991
Sherwin-Williams Co. (The)	308,867	82,983,297
		112,365,288

Systems Software–2.98%

Microsoft Corp.	3,444,850	207,586,661
ServiceNow, Inc. (b)	663,898	55,203,119
		262,789,780

Technology Hardware, Storage & Peripherals–5.00%

Apple Inc.	3,992,783	441,282,377

Tobacco–3.29%

Altria Group, Inc.	1,172,541	74,960,546
Philip Morris International Inc.	2,441,299	215,517,876
		290,478,422

Wireless Telecommunication Services–1.92%

Sprint Corp. (b)	21,654,434	169,770,763
Total Common Stocks & Other Equity Interests (Cost $6,255,719,211)		8,800,628,196

	Shares	Value

Money Market Funds–0.13%

Government & Agency Portfolio – Institutional Class, 0.29% (d)	7,230,432	$7,230,432
Treasury Portfolio – Institutional Class, 0.26% (d)	4,820,288	4,820,288
Total Money Market Funds (Cost $12,050,720)		12,050,720
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.78% (Cost $6,267,769,931)		8,812,678,916

Investments Purchased with Cash Collateral from Securities on Loan–0.01%

Money Market Funds–0.01%

Government & Agency Portfolio – Institutional Class, 0.29% (Cost $485,000)(d)(e)	485,000	485,000
TOTAL INVESTMENTS–99.78% (Cost $6,268,254,931)		8,813,163,916
OTHER ASSETS LESS LIABILITIES–0.22%		19,103,767
NET ASSETS–100.00%		$8,832,267,683

Investment Abbreviations:

ADR	—American Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco American Franchise Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco American Franchise Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,508,069,256	$292,558,940	$—	$8,800,628,196
Money Market Funds	12,535,720	—	—	12,535,720
Total Investments	$8,520,604,976	$292,558,940	$—	$8,813,163,916

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $1,319,389,034 and $1,451,086,085, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,560,499,586
Aggregate unrealized (depreciation) of investment securities	(60,678,125)
Net unrealized appreciation of investment securities	$2,499,821,461
Cost of investments for tax purposes is $6,313,342,455.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	MS-CTFI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.45%

California–102.82%

ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$546,420
Alameda (County of) Corridor Transportation Authority;
Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	1,000	1,071,360
Series 2016 B, Ref. Tax-Exempt Second Sub Lien RB	5.00%	10/01/2034	1,000	1,095,090
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (a)(b)	7.63%	01/01/2020	1,575	1,849,696
Alhambra Elementary School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	09/01/2020	1,925	1,774,330
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	2,500	2,801,200
Antelope Valley-East Kern Water Agency; Series 2016, Ref. Water RB	5.00%	06/01/2036	650	727,129
Series 2016, Ref. Water RB	5.00%	06/01/2037	1,000	1,117,800
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/2037	1,500	1,508,760
Bakersfield (City of); Series 2007 A, Wastewater RB (a)(b)	5.00%	09/15/2017	2,215	2,287,120
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (c)	5.25%	07/01/2017	535	541,083
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)(b)(e)	5.00%	04/01/2018	1,250	1,315,325
Series 2008 F-1, Toll Bridge RB (a)(b)	5.00%	04/01/2018	2,500	2,630,650
Series 2009 F-1, Toll Bridge RB (a)(b)(e)	5.13%	04/01/2019	1,500	1,629,225
Series 2009 F-1, Toll Bridge RB (a)(b)(e)	5.25%	04/01/2019	4,685	5,102,012
Series 2009 F-1, Toll Bridge RB (a)(b)(e)	5.25%	04/01/2019	5,205	5,668,297
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,173,450
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/2026	1,465	1,087,382
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/2032	3,045	1,706,448
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (c)	5.50%	08/01/2018	1,090	1,094,164
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	3,245	3,615,936
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (f)(g)	0.43%	05/01/2034	700	700,000
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/2038	2,100	2,173,542
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,119,180
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/2040	2,000	2,251,540
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB (e)	5.00%	03/15/2039	3,190	3,875,914
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (a)(b)(e)	5.25%	10/01/2018	1,800	1,934,532
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (a)(b)	5.75%	09/01/2019	500	558,325
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	500	545,915
Series 2011 A, RB	5.25%	03/01/2041	2,500	2,683,600
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,454,128
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,390,050
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,106,380
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB (a)(b)	5.00%	08/15/2019	1,050	1,149,802
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2038	2,950	3,153,284
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2016 B, RB	5.00%	08/15/2055	1,750	1,910,002

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB (a)(b)	6.50%	10/01/2018	$980	$1,075,060
Series 2008, RB (a)(b)	6.50%	10/01/2018	20	21,940
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/2036	4,000	4,319,040
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,093,670
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2015 A, RB	5.00%	08/15/2054	825	887,576
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	2,000	2,238,120
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,119,010
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,052,660
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,140	1,186,501
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (h)	5.00%	11/01/2046	1,000	952,910
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2039	1,200	1,333,032
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	1,420	1,566,359
California (State of) Municipal Finance Authority (Caritas Projects); Series 2012 A, Sr. Mobile Home Park RB	5.50%	08/15/2047	1,500	1,633,980
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP (a)(b)	5.00%	02/01/2017	985	991,836
Series 2007, COP	5.00%	02/01/2020	1,400	1,407,490
Series 2007, COP (a)(b)	5.25%	02/01/2017	205	206,509
Series 2007, COP	5.25%	02/01/2037	295	296,056
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/2030	1,000	1,060,930
Series 2010 A, RB	5.75%	07/01/2040	1,500	1,589,910
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/2033	1,315	1,464,016
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	651,911
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/2030	1,000	1,125,480
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (h)(i)	5.00%	07/01/2037	3,000	3,184,380
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2015 B-1, Ref. Solid Waste Disposal RB (i)	3.00%	11/01/2025	1,500	1,459,785
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/2031	2,000	2,244,460
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	3,000	3,326,730
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB (a)(b)	5.00%	09/01/2023	1,000	1,176,150
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, School Facility RB	6.30%	07/01/2043	840	955,559
Series 2015, School Facility RB (h)	5.00%	07/01/2045	615	638,198
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. Charter School RB (h)	5.00%	08/01/2045	1,000	1,034,340
Series 2016, Ref. Charter School RB (h)	5.00%	08/01/2046	750	775,215
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, School Facility RB (h)	5.00%	08/01/2045	1,500	1,579,005
California (State of) School Finance Authority (KIPP LA); Series 2015 A, Facilities RB (h)	5.00%	07/01/2045	500	518,860
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	868,775
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,511,080

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/2032	$820	$897,736
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,189,060
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/2027	1,785	1,826,269
Series 2014 A, RB	5.13%	11/01/2023	715	752,795
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	1,675	1,824,996
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (c)	5.25%	10/01/2043	600	656,748
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	793,103
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2046	4,175	4,494,012
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,076,150
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016 A, Ref. RB (h)	5.00%	06/01/2046	1,000	924,970
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	1,500	1,542,000
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (a)(b)	6.75%	08/01/2019	445	507,447
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB (h)	6.25%	11/15/2019	1,275	1,367,157
Series 2009, Senior Living RB (h)	7.25%	11/15/2041	500	555,075
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,046,930
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/2038	2,000	2,193,320
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB (d)	0.00%	06/01/2046	8,000	1,073,200
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	5,000	5,476,550
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	1,750	1,953,140
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	1,250	1,366,987
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	3,000	3,340,320
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	2,450	2,748,483
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	2,500	2,774,525
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	1,000	1,142,980
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	1,000	1,108,130
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (d)	0.00%	06/01/2033	1,645	638,211
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,116,830
Series 2015, Ref. RB	5.00%	11/01/2041	4,265	4,712,953
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,276,240
California Infrastructure & Economic Development Bank (The Walt Disney Family Museum);
Series 2016, Ref. RB	5.00%	02/01/2030	200	224,850
Series 2016, Ref. RB	5.00%	02/01/2031	300	335,772
California State University;
Series 2009 A, Systemwide RB (a)(b)	5.25%	05/01/2019	1,000	1,092,610
Series 2012 A, Systemwide RB (e)	5.00%	11/01/2037	6,750	7,555,950
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (c)	5.00%	11/01/2033	725	747,330
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(d)	0.00%	08/01/2029	735	461,396

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (a)(b)	5.00%	08/01/2017	$2,500	$2,569,800
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/2036	2,000	2,200,160
Eastern Municipal Water District Financing Authority; Series 2016 B, Ref. Water and Wastewaster RB	4.00%	07/01/2035	2,000	2,027,020
Eastern Municipal Water District;
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2028	1,025	1,203,534
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2033	1,005	1,145,288
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2045	1,000	1,112,620
Eden (Township of) Healthcare District; Series 2010, COP (a)(b)	6.13%	06/01/2020	1,000	1,151,570
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (a)(b)	5.50%	06/01/2019	1,000	1,099,750
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/2033	4,430	2,241,093
Emeryville (City of) Public Financing Authority (Alameda County);
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (c)	5.00%	09/01/2032	445	493,785
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (c)	5.00%	09/01/2033	385	425,548
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (c)	5.00%	09/01/2034	500	550,515
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/2032	1,800	1,924,956
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (c)	5.38%	09/01/2025	1,500	1,505,370
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (c)	5.00%	09/01/2021	1,480	1,482,383
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(d)	0.00%	01/15/2035	2,745	1,241,728
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	815	868,440
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	905	956,838
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,960	2,167,427
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,090	1,177,418
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/2029	615	421,250
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/2031	2,235	1,425,349
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/2029	4,735	2,924,715
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/2031	1,415	791,480
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (c)	5.00%	09/01/2024	2,425	2,433,148
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	2,740	2,691,201
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	3,440	3,120,630
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,000	1,717,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,000	2,229,720
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	695	757,752
Hollister Joint Powers Financing Authority; Series 2016, Ref. Wastewater RB (INS-AGM) (c)	5.00%	06/01/2036	1,270	1,413,104
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (c)	5.25%	05/01/2023	1,000	1,092,040
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	1,655	1,655,447
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (d)	0.00%	06/01/2036	5,000	1,207,950
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB (d)	0.00%	06/01/2047	10,000	1,122,200
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/2044	445	463,637
Series 2014, Special Tax RB	5.00%	09/01/2049	445	463,272
Irvine Ranch Water District; Series 2016, Special Assessment RB	5.25%	02/01/2046	2,500	2,884,975
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/2035	515	571,238
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	3,500	3,844,365

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (c)	5.75%	08/01/2035	$1,000	$1,075,470
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP (a)(b)	5.00%	05/01/2018	1,700	1,793,449
Lake Elsinore (City of) Public Financing Authority;
Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	155	173,374
Series 2015, Ref. Special Tax RB	5.00%	09/01/2024	450	507,389
Lodi (City of);
Series 2007 A, Wastewater System Revenue COP (a)(b)	5.00%	10/01/2017	740	765,745
Series 2007 A, Wastewater System Revenue COP (INS-AGM) (c)	5.00%	10/01/2037	260	267,264
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,221,060
Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,112,453
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (c)	6.00%	11/01/2017	3,380	3,494,616
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	2,500	2,703,500
Series 2015, Marina System RB	5.00%	05/15/2025	480	535,920
Series 2015, Marina System RB	5.00%	05/15/2045	1,615	1,702,630
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2031	600	648,762
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/2035	2,500	2,733,550
Series 2010 B, Sub. RB	5.00%	05/15/2040	1,000	1,084,720
Series 2013, RB (i)	5.00%	05/15/2043	3,000	3,223,950
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/2038	1,000	1,112,860
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB (e)	5.00%	07/01/2022	1,800	2,042,676
Series 2011 A, Water System RB	5.25%	07/01/2039	1,500	1,689,705
Series 2016 A, Ref. Water System RB	5.00%	07/01/2041	2,000	2,239,980
Subseries 2007 A-1, Power System RB (INS-AMBAC) (c)	5.00%	07/01/2037	1,000	1,019,150
Subseries 2008 A-1, Power System RB	5.25%	07/01/2038	2,000	2,106,760
Los Angeles (City of) Harbor Department;
Series 2014 A, Ref. RB (i)	5.00%	08/01/2036	1,000	1,092,350
Series 2016 B, Ref. RB	5.00%	08/01/2033	1,000	1,144,170
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (a)(b)(e)	5.00%	08/01/2018	2,000	2,126,980
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (c)(d)	0.00%	08/01/2024	1,265	984,297
Los Angeles Municipal Improvement Corp. Series 2016 B, Ref. Real Property Lease RB	5.00%	11/01/2036	3,000	3,331,800
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (a)(b)	5.00%	07/01/2017	1,000	1,024,500
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	01/01/2034	3,000	3,239,910
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/2035	940	431,046
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (c)	5.00%	10/01/2020	915	917,544
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (a)(b)	5.25%	08/01/2019	1,000	1,100,600
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/2031	840	473,239
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	6.50%	03/01/2028	1,000	1,051,830
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (j)	6.25%	08/01/2043	1,285	919,006
Napa Valley Unified School District; Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	2,000	2,249,440
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	1,500	1,788,135
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (c)	5.63%	10/01/2034	1,000	1,085,510
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,401,450
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	1,070	1,174,806

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	$125	$133,539
Series 2015 A, Special Tax RB	5.25%	08/15/2045	615	658,868
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	2,200	2,313,894
Palomar Health; Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2033	600	664,950
Palomar Pomerado Health; Series 2009, COP (a)(b)	6.75%	11/01/2019	2,000	2,289,720
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (a)(b)	5.25%	08/01/2017	1,600	1,647,440
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (a)(b)	5.50%	08/01/2018	1,000	1,070,870
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2007 AW, Sub. RB	5.13%	02/01/2033	1,075	1,075,527
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (c)	6.00%	04/01/2019	650	684,788
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,081,640
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (a)(b)	5.00%	09/01/2017	1,000	1,031,390
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (c)	5.00%	09/01/2023	1,400	1,404,536
Regents of the University of California;
Series 2009 O, General RB (a)(b)(e)	5.75%	05/15/2019	705	779,899
Series 2009 O, General RB (a)(b)(e)	5.75%	05/15/2019	1,050	1,161,552
Series 2009 Q, General RB (e)(k)	5.00%	05/15/2034	920	943,552
Series 2016 L, Ref. Medical Center Pooled RB (e)	5.00%	05/15/2041	3,420	3,726,432
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (c)	5.00%	10/01/2033	1,000	1,059,200
Series 2008 D, Electric RB (INS-AGM) (c)	5.00%	10/01/2038	1,800	1,894,824
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,000	1,050,790
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	1,500	1,648,515
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,000	1,064,810
Sacramento (City of) Municipal Utility District; Series 2016 D, Ref. Electric RB	5.00%	08/15/2027	1,500	1,801,365
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (c)	5.00%	07/01/2032	1,000	1,046,430
Series 2008 A, Sr. Airport System RB (INS-AGM) (c)	5.00%	07/01/2041	1,015	1,062,126
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,200	2,385,526
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,326,360
San Clemente (City of) (Community Facilities District 2006-1); Series 2015, Special Tax RB	5.00%	09/01/2040	315	331,235
San Diego (City of) Public Facilities Financing Authority (Ballpark Refunding); Series 2016, Ref. Lease RB	5.00%	10/15/2031	1,525	1,709,281
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-AGC) (c)	5.25%	10/01/2027	2,535	2,573,684
San Diego (City of) Public Facilities Financing Authority;
Series 2016 A, Ref. Sr. Sewer RB	5.00%	05/15/2039	1,565	1,766,056
Series 2016 B, Ref. Sub. Water RB	5.00%	08/01/2036	1,500	1,692,345
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	2,215	2,471,608
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,678,815
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB (e)	5.00%	04/01/2048	2,980	3,293,258
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (a)(b)(e)	5.25%	08/01/2019	1,500	1,650,900
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)(b)	5.00%	08/01/2021	2,500	2,855,875
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/2039	1,000	1,098,410
Series 2011 C, Ref. Second Series RB (i)	5.00%	05/01/2023	5,000	5,578,350
Series 2011 G, Ref. Second Series Government Loan Program RB (a)(b)	5.25%	05/03/2021	1,450	1,664,252
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	550	625,581

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/2036	$4,000	$4,481,080
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB (a)(b)	6.75%	02/01/2021	1,000	1,200,680
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB (a)(b)	7.00%	02/01/2021	500	605,345
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,060	1,141,694
Series 2016 B, Tax Allocation RB	5.00%	08/01/2036	350	386,089
Series 2016 B, Tax Allocation RB (INS-NATL) (c)	5.00%	08/01/2043	1,100	1,214,356
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	500	530,190
San Francisco (City of) Bay Area Rapid Transit District;
Series 2012 A, RB	5.00%	07/01/2036	1,000	1,114,670
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,720,665
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	2,000	2,178,380
San Jose (City of) (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.) (f)(g)(i)	0.55%	06/01/2034	1,469	1,469,000
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	09/01/2031	3,110	1,733,825
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (c)	5.00%	08/01/2030	1,500	1,649,655
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds (j)	6.70%	09/01/2041	1,215	919,111
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (a)(b)	5.25%	05/15/2018	3,000	3,180,780
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	1,000	1,102,520
Series 2013, Special Tax RB	5.63%	09/01/2043	1,000	1,093,610
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2028	825	889,193
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2029	715	768,897
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/2030	465	500,838
Sierra View Local Health Care District; Series 2007, RB (a)(b)	5.25%	07/01/2017	1,500	1,538,490
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (d)	0.00%	06/01/2036	4,000	1,226,280
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/2028	3,480	2,245,226
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/2030	2,765	1,615,562
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2034	895	970,001
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (e)	5.00%	07/01/2027	8,585	9,306,655
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (e)	5.25%	07/01/2031	2,100	2,361,324
Series 2011-1, RB (e)	5.25%	07/01/2029	2,100	2,403,093
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	3,840	3,381,696
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (c)	5.13%	08/01/2027	2,150	2,180,143
Turlock (City of) Irrigation District; Series 2016, Ref. First Priority Sub. RB	5.00%	01/01/2041	2,000	2,197,700
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB (a)(b)	5.00%	04/01/2021	1,000	1,133,560
Tustin (City of);
Series 2016, Ref. Water RB	4.00%	04/01/2033	400	413,216
Series 2016, Ref. Water RB	4.00%	04/01/2034	400	411,936
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	3,000	3,235,620
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (c)	5.13%	03/01/2036	1,475	1,562,084

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	$3,000	$3,224,130
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(d)	0.00%	08/01/2025	2,500	1,879,175
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (c)	5.63%	09/01/2039	1,000	1,083,240
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/2044	1,500	1,564,770
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/2024	4,685	3,819,540
				440,889,353

Guam–1.95%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB (a)(b)	5.38%	12/01/2019	1,000	1,114,810
Series 2009 A, Limited Obligation RB (a)(b)	5.63%	12/01/2019	660	740,606
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	1,000	1,090,390
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	1,750	1,885,625
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (i)	6.25%	10/01/2034	1,000	1,157,300
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	765	815,123
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	1,500	1,565,685
				8,369,539

Puerto Rico–0.88%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (a)(b)	5.45%	07/01/2017	3,680	3,762,285

Virgin Islands–1.80%

Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB (i)	5.00%	09/01/2029	1,645	1,814,122
Series 2014 A, Ref. RB (i)	5.00%	09/01/2033	1,500	1,632,945
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,675	1,688,618
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,600	1,557,793
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2033	1,000	1,046,830
				7,740,308
TOTAL INVESTMENTS(l)–107.45% (Cost $437,571,348)				460,761,485
FLOATING RATE NOTE OBLIGATIONS–(8.69)%
Notes with interest and fee rates ranging from 1.10% to 1.19% at 11/30/2016 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2048 (See Note 1D)(m)				(37,265,000)
OTHER ASSETS LESS LIABILITIES–1.24%				5,303,824
NET ASSETS–100.00%				$428,800,309

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	LOC	—	Letter of Credit

AGM	—	Assured Guaranty Municipal Corp.	MFH	—	Multi-Family Housing

AMBAC	—	American Municipal Bond Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.

CAB	—	Capital Appreciation Bonds	RB	—	Revenue Bonds

Conv.	—	Convertible	Ref.	—	Refunding

COP	—	Certificates of Participation	Sr.	—	Senior

GO	—	General Obligation	Sub.	—	Subordinated

INS	—	Insurer	VRD	—	Variable Rate Demand

Jr.	—	Junior

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $13,628,770, which represented 3.18% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	6.5%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016.

At November 30, 2016, the Fund’s investments with a value of $59,051,118 are held by TOB Trusts and serve as collateral for the $37,265,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $25,248,896 and $28,788,547, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,447,765
Aggregate unrealized (depreciation) of investment securities	(6,892,991)
Net unrealized appreciation of investment securities	$23,554,774
Cost of investments for tax purposes is $437,206,711.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	CPB-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–48.07%

Aerospace & Defense–0.03%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$80,000	$70,500
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	92,000	92,230
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	141,000	145,054
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	170,000	173,612
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	235,000	242,931
		724,327

Agricultural & Farm Machinery–0.01%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	191,000	186,225

Air Freight & Logistics–0.22%

United Parcel Service, Inc., Sr. Unsec. Notes, 2.40%, 11/15/2026	5,632,000	5,323,890

Airlines–1.34%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	8,638,614	8,600,820
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	7,614,000	7,399,856
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	6,221,448	6,124,238
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs.,4.88%, 11/10/2029(b)	2,575,000	2,567,450
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	2,000,000	2,012,500
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	7,553	8,304
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	4,997,657
		31,710,825

Alternative Carriers–0.01%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	65,000	65,163
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	97,000	95,787
		160,950

	Principal Amount	Value

Aluminum–0.09%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	$200,000	$213,780
Arconic Inc., Sr. Unsec. Global Notes, 5.40%, 04/15/2021	1,781,000	1,882,295
		2,096,075

Apparel Retail–0.01%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	122,000	129,320
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	119,000	108,439
		237,759

Apparel, Accessories & Luxury Goods–0.25%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	682,000	683,279
4.88%, 05/15/2026(b)	5,315,000	5,311,678
		5,994,957

Asset Management & Custody Banks–0.97%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	2,865,000	2,897,403
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	5,598,000	5,595,347
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	6,934,000	6,876,635
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	785,000	765,772
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,747,000	5,656,761
CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	176,000	184,140
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	80,000	81,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	519,000	543,652
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	249,000	268,609
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	94,000	94,117
		22,963,436

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Auto Parts & Equipment–0.01%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	$128,000	$132,480
5.50%, 12/15/2024	24,000	24,270
		156,750

Automobile Manufacturers–0.64%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 3.88%, 09/15/2021(b)	3,274,000	3,454,522

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,753,000	1,692,251

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	5,076,000	5,168,251

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	4,304,000	4,307,249

Kia Motors Corp. (South Korea), Sr. Unsec. Notes, 3.25%, 04/21/2026(b)	600,000	590,311
		15,212,584

Automotive Retail–0.29%

AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	6,828,000	6,851,635

Biotechnology–0.47%

AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/2025	2,120,000	2,095,421

Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 2.88%, 09/23/2023	9,425,000	9,019,414
		11,114,835

Brewers–1.13%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	4,075,000	4,093,521
3.30%, 02/01/2023	4,023,000	4,083,170
3.65%, 02/01/2026	7,519,000	7,599,780
4.90%, 02/01/2046	5,000,000	5,356,893

SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 01/15/2022(b)	5,456,000	5,694,869
		26,828,233

Broadcasting–0.10%

CBS Corp., Sr. Unsec. Gtd. Notes, 3.50%, 01/15/2025	1,420,000	1,405,975

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	99,000	100,485

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	177,000	174,787

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	252,000	199,710

	Principal Amount	Value

Broadcasting–(continued)

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	$171,000	$182,115

Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	112,000	110,880

Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	123,000	120,233
		2,294,185

Building Products–0.11%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	100,000	106,219

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	102,000	117,300

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	146,000	149,285

St. Marys Cement Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 01/28/2027(b)	200,000	191,500

Standard Industries Inc., Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	2,021,000	2,108,155
		2,672,459

Cable & Satellite–1.10%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	1,000,000	1,020,000

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	500,000	525,625

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	105,000	105,788

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	535,000	552,388

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(b)	2,000,000	2,082,805
4.91%, 07/23/2025(b)	2,187,000	2,284,940
6.83%, 10/23/2055(b)	6,341,000	7,154,674

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	2,095,000	1,796,638

Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	5,845,000	5,521,020
8.38%, 03/01/2039(b)	1,220,000	1,513,710
9.38%, 01/15/2019(b)	25,000	28,364

CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	190,000	200,688

Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	200,000	231,000

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,857,000	1,891,819

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	50,000	39,375
7.25%, 10/15/2020	120,000	88,200

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	$65,000	$65,488
5.38%, 07/15/2026(b)	162,000	161,595
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	200,000	199,000
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	201,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	196,750
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	250,000	255,000
		26,116,117

Casinos & Gaming–0.03%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	173,000	184,677
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	51,000	53,423
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Notes, 7.63%, 11/01/2021(b)	200,000	194,000
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	59,000	56,492
6.00%, 03/15/2023	85,000	91,694
7.75%, 03/15/2022	110,000	126,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	106,000	104,940
		811,726

Commercial Printing–0.01%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	226,000	236,453

Commodity Chemicals–0.03%

Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.45%, 02/03/2024	200,000	208,250
REGS, Sr. Unsec. Gtd. Euro Notes, 7.38% (b)(c)	200,000	193,900
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	114,000	115,140
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	83,000	86,113
		603,403

Communications Equipment–0.01%

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	41,000	39,001
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	134,000	144,720
		183,721

	Principal Amount	Value

Construction & Engineering–0.11%

Delhi International Airport (Pvt.) Ltd. (India), Sr. Sec. First Lien Bonds, 6.13%, 10/31/2026(b)	$200,000	$207,289
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	2,916,000	2,480,026
		2,687,315

Construction Machinery & Heavy Trucks–0.04%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	166,000	169,735
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	192,000	192,960
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	59,000	56,861
6.75%, 06/15/2021	94,000	94,823
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	170,000	170,850
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	270,000	281,137
5.38%, 03/01/2025	60,000	61,725
		1,028,091

Consumer Finance–0.91%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,449,000	4,471,245
4.63%, 03/30/2025	1,863,000	1,816,425
5.13%, 09/30/2024	274,000	276,055
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	5,000,000	4,788,780
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	9,795,000	10,051,022
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(b)	200,000	190,746
		21,594,273

Copper–0.13%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(b)	105,000	104,344
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.88%, 03/15/2023	125,000	117,812
5.40%, 11/14/2034	110,000	96,800
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,343,000	2,545,084
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 7.50%, 07/27/2035	200,000	229,500
		3,093,540

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–0.19%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	$4,764,000	$4,439,183

Diversified Banks–6.32%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	4,415,000	4,304,071

Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75% (b)(c)	11,549,000	12,241,940

Banco do Brasil S.A. (Brazil), REGS, Unsec. Sub. Euro Notes, 5.88%, 01/19/2023(b)	200,000	199,000

Banco Nacional de Comercio Exterior, S.N.C. (Mexico), Unsec. Sub. Notes, 3.80%, 08/11/2026(b)	2,665,000	2,499,086

Bank of America Corp., Unsec. Sub. Medium-Term Notes, 4.20%, 08/26/2024	5,435,000	5,536,667
Series L, Sr. Unsec. Global Notes, 2.60%, 01/15/2019	5,386,000	5,432,847
Series X, Jr. Unsec. Sub. Notes, 6.25% (c)	8,843,000	8,887,215
Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	3,360,000	3,502,800
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	2,080,000	2,178,800

BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	1,385,000	1,361,337
Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	400,000	427,162

Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/2025	7,130,000	7,800,366
Unsec. Sub. Notes, 4.45%, 09/29/2027	10,555,000	10,684,536
Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	2,300,000	2,323,000
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	4,110,000	4,274,400
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	6,804,000	7,008,120

Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	1,160,000	1,135,759

Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	7,342,000	7,180,307

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(b)	1,360,000	1,438,895

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	1,050,000	1,088,222
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	2,169,000	2,160,939

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/2017(b)	1,077,000	1,082,463

ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50% (c)	2,710,000	2,557,563

Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	2,840,000	2,894,155

	Principal Amount	Value

Diversified Banks–(continued)

JPMorgan Chase & Co., Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	$8,950,000	$8,781,901
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	5,610,000	5,449,144
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,500,000	4,590,000
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (c)	5,000,000	5,050,000

Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,909,000	3,830,820

Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38% (b)(c)	5,975,000	5,765,875

Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	3,242,000	3,027,279

VTB Bank OJSC Via VTB Capital S.A. (Russia), REGS, Unsec. Sub. Euro Bonds, 6.95%, 10/17/2022(b)	200,000	210,132

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	8,500,000	9,383,524
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	5,356,000	5,530,070
		149,818,395

Diversified Capital Markets–0.39%

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 7.50% (b)(c)	305,000	311,100

Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	3,055,000	2,925,853

UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	5,954,000	5,985,910
		9,222,863

Diversified Chemicals–0.18%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	2,292,000	2,269,080

OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	1,940,000	1,846,637
REGS, Sr. Unsec. Euro Notes, 4.50%, 10/22/2025(b)	200,000	190,100
		4,305,817

Diversified Metals & Mining–0.52%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	8,220,000	8,240,550

MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Russia), Sr. Unsec. Notes, 6.63%, 10/14/2022(b)	295,000	324,500

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	309,000	313,635
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	3,200,000	3,276,000
Sr. Unsec. Notes, 6.13%, 10/01/2035	100,000	100,500
		12,255,185

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified REITs–0.54%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	$1,570,000	$1,530,024
Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(b)	2,184,000	2,068,845
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	1,300,000	1,274,000
5.25%, 01/30/2026(b)	8,353,000	7,971,786
		12,844,655

Electric Utilities–0.71%

Adani Transmission Ltd. (India), Sr. Sec. Notes, 4.00%, 08/03/2026(b)	2,610,000	2,476,826
CLP Power Hong Kong Financing Ltd. (Hong Kong), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.13%, 05/06/2025(b)	200,000	196,925
Duke Energy Corp., Sr. Unsec. Global Notes, 3.05%, 08/15/2022	9,500,000	9,607,245
Eskom Holdings SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 7.13%, 02/11/2025(b)	200,000	196,968
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	4,085,000	4,115,082
Transelec S.A. (Chile), Sr. Unsec. Notes, 3.88%, 01/12/2029(b)	230,000	219,978
		16,813,024

Electrical Components & Equipment–0.01%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	185,000	186,388
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	100,000	102,500
5.00%, 10/01/2025(b)	60,000	59,400
		348,288

Environmental & Facilities Services–0.00%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	84,000	83,580

Fertilizers & Agricultural Chemicals–0.01%

Israel Chemicals Ltd. (Israel), REGS, Sr. Unsec. Euro Bonds, 4.50%, 12/02/2024(b)	300,000	293,276

Financial Exchanges & Data–0.32%

Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	1,470,000	1,493,925
4.88%, 02/15/2024	3,099,000	3,377,808
5.25%, 07/15/2044	1,140,000	1,247,626
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	175,000	181,563
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,205,000	1,193,419
		7,494,341

	Principal Amount	Value

Food Distributors–0.01%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	$145,000	$150,075

Food Retail–0.23%

Kroger Co. (The), Sr. Unsec. Global Notes, 2.65%, 10/15/2026	5,974,000	5,519,680

Footwear–0.55%

NIKE, Inc., Sr. Unsec. Global Notes, 2.38%, 11/01/2026	9,722,000	9,127,456
3.38%, 11/01/2046	4,282,000	3,821,028
		12,948,484

Gas Utilities–0.02%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	124,000	124,000
5.88%, 08/20/2026	63,000	63,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	195,000	185,250
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	175,000	176,313
		548,563

General Merchandise Stores–0.01%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	134,000	143,715

Gold–0.28%

Polyus Gold International Ltd. (Russia), Sr. Unsec. Gtd. Bonds, 4.70%, 03/28/2022(b)	6,676,000	6,542,480

Health Care Equipment–0.76%

Abbott Laboratories, Sr. Unsec. Global Notes, 3.75%, 11/30/2026	12,254,000	12,111,578
4.90%, 11/30/2046	5,825,000	5,880,055
		17,991,633

Health Care Facilities–0.15%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	105,000	104,475
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	22,000	21,560
5.13%, 08/01/2021	75,000	68,438
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	132,737	89,266
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	130,000	136,662

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	$136,000	$146,285
6.50%, 02/15/2020	675,000	735,075
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	240,000	242,550
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	130,000	127,887
5.88%, 02/15/2026	70,000	70,350
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	90,000	90,000
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	89,000	85,885
5.88%, 12/01/2023	23,000	23,173
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	214,000	219,350
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	23,000	23,805
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	117,000	100,620
8.00%, 08/01/2020	842,000	812,530
8.13%, 04/01/2022	340,000	312,800
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	36,000	35,775
		3,446,486

Health Care REITs–0.85%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	9,288,000	9,560,417
4.25%, 11/15/2023	5,830,000	5,956,059
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,550,000	2,872,221
Welltower Inc., Sr. Unsec. Notes, 5.25%, 01/15/2022	1,626,000	1,797,009
		20,185,706

Health Care Services–0.03%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	88,000	86,680
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	180,000	176,400
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	167,000	170,757
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	264,000	278,520
		712,357

Home Entertainment Software–0.12%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,790,000	2,892,604

Home Improvement Retail–0.01%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	197,000	184,441

	Principal Amount	Value

Homebuilding–0.39%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	$138,000	$133,170
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	191,000	193,865
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	157,000	161,710
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	20,000	21,500
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	60,000	61,275
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	9,960,000	8,590,500
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	80,000	82,400
7.15%, 04/15/2020	55,000	60,087
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	46,000	47,035
		9,351,542

Hotel and Resort REITs–0.36%

Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	5,995,000	6,236,755
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,280,000	2,310,415
		8,547,170

Hotels, Resorts & Cruise Lines–0.00%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	40,000	43,375

Household Products–0.02%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	147,000	151,777
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	42,000	42,578
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	86,698	89,841
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	13,000	13,780
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	80,000	83,400
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	97,000	100,274
		481,650

Housewares & Specialties–0.21%

Newell Brands Inc., Sr. Unsec. Global Notes, 3.85%, 04/01/2023	4,952,000	5,088,616

Independent Power Producers & Energy Traders–0.08%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	85,000	84,575
5.50%, 04/15/2025	282,000	277,065
6.00%, 05/15/2026	11,000	10,863

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	$11,000	$11,536
7.88%, 01/15/2023(b)	57,000	59,707
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	58,000	56,188
5.50%, 02/01/2024	322,000	309,925
5.75%, 01/15/2025	766,000	735,360
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	179,000	165,575
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	114,000	110,865
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	147,000	137,077
		1,958,736

Industrial REITs–0.26%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	6,350,000	6,203,950

Integrated Oil & Gas–0.98%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	104,000	83,980
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 09/18/2023	600,000	621,000
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Notes, 4.95%, 07/19/2022(b)	7,515,000	7,637,119
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 4.56%, 04/24/2023(b)	7,710,000	7,688,316
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/2021	300,000	292,875
8.75%, 05/23/2026	400,000	435,000
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	200,000	184,227
PTT PCL (Thailand), REGS, Sr. Unsec. Euro Notes, 3.38%, 10/25/2022(b)	300,000	304,277
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	6,305,000	5,881,616
		23,128,410

Integrated Telecommunication Services–1.68%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	4,505,000	4,343,766
4.75%, 05/15/2046	5,080,000	4,766,460
Sr. Unsec. Notes, 3.95%, 01/15/2025	1,021,000	1,022,279
4.45%, 04/01/2024	3,183,000	3,319,944
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	122,000	125,660
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	92,000	96,715

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	$23,000	$24,035
10.50%, 09/15/2022	120,000	124,050
11.00%, 09/15/2025	110,000	110,825
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	92,000	92,000
Ooredoo International Finance Ltd. (Qatar), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.00%, 10/19/2025(b)	200,000	215,268
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	157,000	151,898
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	856,000	866,700
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	200,000	200,000
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	195,000	211,575
6.84%, 04/28/2023	135,000	143,775
Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2021	922,000	964,642
6.38%, 03/01/2025	1,108,000	1,186,945
6.63%, 04/01/2023	194,000	205,882
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	36,000	37,980
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	540,000	533,925
Verizon Communications Inc., Sr. Unsec. Global Notes, 1.75%, 08/15/2021	1,397,000	1,336,821
2.63%, 08/15/2026	4,916,000	4,530,246
4.13%, 08/15/2046	1,701,000	1,517,760
4.52%, 09/15/2048	12,527,000	11,942,271
5.01%, 08/21/2054	1,698,000	1,684,289
		39,755,711

Internet & Direct Marketing Retail–0.43%

Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 02/15/2026	3,855,000	3,963,082
JD.com, Inc. (China), Sr. Unsec. Global Notes, 3.13%, 04/29/2021	300,000	293,484
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	2,800,000	2,668,081
4.85%, 04/01/2024	1,736,000	1,710,535
5.45%, 08/15/2034	1,815,000	1,593,681
		10,228,863

Internet Software & Services–0.30%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 3.60%, 11/28/2024	400,000	395,821
Baidu, Inc. (China), Sr. Unsec. Global Notes, 3.50%, 11/28/2022	200,000	200,748

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Internet Software & Services–(continued)

Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	$40,000	$42,500
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	5,779,000	5,925,619
REGS, Sr. Unsec. Medium-Term Euro Notes, 3.80%, 02/11/2025(b)	500,000	510,350
		7,075,038

Investment Banking & Brokerage–0.87%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	1,896,000	2,010,044
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.75%, 05/22/2025	5,776,000	5,827,626
Sr. Unsec. Medium-Term Global Notes, 7.50%, 02/15/2019	1,921,000	2,140,465
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 5.50%, 07/28/2021	4,875,000	5,419,157
Series F, Unsec. Sub. Medium-Term Notes, 4.35%, 09/08/2026	5,000,000	5,090,825
Murray Street Investment Trust I, Sr. Unsec. Gtd. Notes, 4.65%, 03/09/2017(d)	183,000	184,644
		20,672,761

Leisure Facilities–0.01%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	115,000	120,175

Leisure Products–0.01%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	215,000	224,675

Life & Health Insurance–0.98%

Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00% (b)(c)	3,335,000	3,159,913
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	50,000	55,789
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,200,000	2,126,843
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	8,176,000	8,135,120
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 5.63%, 06/15/2043	5,479,000	5,746,101
8.88%, 06/15/2068	1,640,000	1,785,550

	Principal Amount	Value

Life & Health Insurance–(continued)

TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	$2,235,000	$2,264,099
		23,273,415

Managed Health Care–0.50%

Aetna, Inc., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	5,471,000	5,329,703
4.25%, 06/15/2036	4,147,000	4,121,960
Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	56,000	55,580
4.75%, 01/15/2025	65,000	62,563
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	55,000	55,344
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,086,000	2,169,895
		11,795,045

Marine–0.01%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $282,273) (b)	283,000	233,121

Marine Ports & Services–0.01%

PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Notes, 4.25%, 05/05/2025(b)	200,000	192,875

Metal & Glass Containers–0.01%

Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	60,000	63,300
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	87,000	90,589
		153,889

Movies & Entertainment–0.32%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	80,000	81,000
LG FinanceCo Corp., Sr. Unsec. Notes, 5.88%, 11/01/2024(b)	98,000	97,510
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	185,000	185,462
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	2,100,000	2,218,013
Twenty-First Century Fox America, Inc., Sr. Unsec. Gtd. Global Notes, 6.55%, 03/15/2033	180,000	220,132
Sr. Unsec. Gtd. Notes, 4.75%, 11/15/2046(b)	2,840,000	2,862,763
Viacom Inc., Sr. Unsec. Global Notes, 3.45%, 10/04/2026	2,032,000	1,941,581
		7,606,461

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Multi-Line Insurance–0.64%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	$2,690,000	$2,580,323
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	5,670,000	5,757,896
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	2,185,000	2,141,256
XLIT Ltd. (Ireland), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	5,097,000	4,674,337
		15,153,812

Multi-Utilities–0.01%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates), REGS, Sr. Unsec. Global Notes, 3.88%, 05/06/2024(b)	200,000	198,250

Office REITs–0.17%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,805,000	2,790,673
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	1,290,000	1,292,999
		4,083,672

Office Services & Supplies–0.38%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	8,285,000	8,044,093
4.63%, 03/15/2024	1,070,000	1,054,581
		9,098,674

Oil & Gas Drilling–0.01%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	120,000	97,800
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	78,000	70,200
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	19,000	19,285
Vantage Drilling International, Sr. Second Lien Notes, 10.00%, 12/31/2020 (Acquired 07/28/2016; Cost $8,370) (b)	9,000	8,123
		195,408

	Principal Amount	Value

Oil & Gas Equipment & Services–0.30%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	$7,020,000	$7,082,520
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	63,000	62,055
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	77,000	58,905
		7,203,480

Oil & Gas Exploration & Production–1.68%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	5,895,000	6,284,695
5.55%, 03/15/2026	6,294,000	6,899,665
6.38%, 09/15/2017	1,279,000	1,336,555
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	65,000	67,356
5.63%, 06/01/2023	219,000	224,475
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	65,000	67,194
CNOOC Curtis Funding No.1 Pty Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 10/03/2023(b)	200,000	211,950
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	61,000	63,135
5.50%, 04/01/2023	225,000	232,875
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	187,000	187,701
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	80,000	66,000
Dolphin Energy Ltd. (United Arab Emirates), REGS, Sr. Sec. Euro Bonds, 5.50%, 12/15/2021(b)	600,000	668,192
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	35,000	36,838
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	104,000	106,340
Hess Corp., Sr. Unsec. Global Notes, 4.30%, 04/01/2027	7,249,000	6,864,894
5.80%, 04/01/2047	8,478,000	8,195,954
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 7.00%, 05/05/2020(b)	210,000	227,850
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.40%, 04/30/2023(b)	200,000	192,984
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	265,000	275,269

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	$129,000	$132,870
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	36,000	36,540
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	146,000	152,570
Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/2023(b)	200,000	201,530
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/2017	1,956,000	1,987,321
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	154,000	159,775
Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(b)	45,000	43,763
5.00%, 03/15/2023(b)	216,000	206,280
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	130,000	132,275
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	172,000	181,460
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	36,000	36,540
6.50%, 01/01/2023	63,000	64,260
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	147,000	135,240
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	4,000,000	3,744,700
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	166,000	163,925
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	251,000	257,275
		39,846,246

Oil & Gas Refining & Marketing–0.56%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 3.40%, 12/01/2026(b)	6,919,000	6,865,973
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(b)	6,160,000	6,121,500
Reliance Industries Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.13%, 01/28/2025(b)	250,000	249,930
		13,237,403

Oil & Gas Storage & Transportation–3.22%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	92,000	94,300
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,679,000	4,743,701
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	271,000	279,808
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.75%, 01/15/2026	9,668,000	9,782,479

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 02/15/2026	$1,374,000	$1,360,129
Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	1,594,000	1,597,853
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	2,255,000	2,186,627
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	148,000	154,660
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.95%, 09/01/2022	1,203,000	1,225,012
Sr. Unsec. Gtd. Notes, 2.65%, 02/01/2019	6,243,000	6,259,079
5.95%, 02/15/2018	3,000,000	3,131,168
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	16,441,000	19,518,492
MPLX LP, Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2025	125,000	126,328
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.60%, 11/01/2024	2,268,000	2,151,046
Sr. Unsec. Bonds, 4.50%, 12/15/2026	3,865,000	3,827,498
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	100,000	104,969
5.63%, 03/01/2025	202,000	210,711
Sr. Sec. Notes, 5.00%, 03/15/2027(b)	4,155,000	4,108,256
Southern Natural Gas Co., L.L.C., Sr. Unsec. Notes, 5.90%, 04/01/2017(b)	1,208,000	1,223,105
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	145,000	145,363
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	151,000	150,245
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	12,000	12,615
6.38%, 05/01/2024	361,000	391,234
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	32,000	32,560
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	92,000	90,519
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	5,671,000	5,621,367
Sr. Unsec. Notes, 4.13%, 11/15/2020	3,708,000	3,804,514
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 6.13%, 07/15/2022	3,815,000	3,950,909
		76,284,547

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–0.59%

Equate Petrochemical B.V. (Kuwait), Sr. Unsec. Gtd. Notes, 3.00%, 03/03/2022(b)	$5,271,000	$5,011,857
4.25%, 11/03/2026(b)	6,041,000	5,734,782
Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/2020(b)	200,000	226,438
Mexico City Airport Trust (Mexico), Sr. Sec. Notes, 4.25%, 10/31/2026(b)	785,000	754,114
Minmetals Bounteous Finance (BVI) Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 3.13%, 07/27/2021(b)	300,000	296,465
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,125,000	1,673,437
Power Sector Assets & Liabilities Management Corp. (Philippines), REGS, Sr. Unsec. Gtd. Euro Bond, 7.39%, 12/02/2024(b)	250,000	325,714
		14,022,807

Packaged Foods & Meats–0.79%

BRF GmbH (Brazil), Sr. Unsec. Gtd. Notes, 4.35%, 09/29/2026(b)	2,061,000	1,932,187
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	150,000	147,563
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	4,780,000	4,533,634
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	1,263,000	1,266,158
4.88%, 11/01/2026(b)	1,152,000	1,152,000
Marfrig Holdings Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 8.00%, 06/08/2023(b)	200,000	201,250
Minerva Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(b)	4,549,000	4,279,096
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,770,000	5,038,312
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	210,000	219,450
		18,769,650

Paper Packaging–0.31%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	65,000	67,112
International Paper Co., Sr. Unsec. Global Notes, 4.40%, 08/15/2047	6,658,000	6,092,749
4.75%, 02/15/2022	1,060,000	1,146,785
		7,306,646

Paper Products–0.23%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	5,504,000	5,414,560

	Principal Amount	Value

Paper Products–(continued)
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	$114,000	$116,422
		5,530,982

Pharmaceuticals–0.83%

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	2,492,000	3,449,043
Concordia International Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2022(b)	6,000	5,550
Sr. Unsec. Notes, 7.00%, 04/15/2023(b)	178,000	68,530
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	179,000
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.95%, 06/15/2026(b)	3,844,000	3,593,269
5.25%, 06/15/2046(b)	4,127,000	3,821,945
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	3,874,000	3,716,043
3.15%, 10/01/2026	1,953,000	1,803,799
4.10%, 10/01/2046	3,216,000	2,798,023
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	55,000	40,837
5.63%, 12/01/2021(b)	130,000	101,400
5.88%, 05/15/2023(b)	33,000	24,750
6.13%, 04/15/2025(b)	175,000	130,375
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	30,000	22,275
		19,754,839

Property & Casualty Insurance–0.36%

Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 4.01%, 12/15/2026	3,427,000	3,443,758
5.03%, 12/15/2046	3,499,000	3,539,797
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	1,320,000	1,485,000
		8,468,555

Railroads–0.03%

Autoridad del Canal de Panamá (Panama), REGS, Sr. Unsec. Euro Bonds, 4.95%, 07/29/2035(b)	300,000	321,750
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/2034(b)	300,000	317,100
		638,850

Real Estate Development–0.01%

CIFI Holdings (Group) Co. Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.75%, 06/05/2020(b)	200,000	215,538

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Regional Banks–1.31%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$222,000	$231,712
5.00%, 08/01/2023	170,000	176,375
5.25%, 03/15/2018	3,051,000	3,157,785
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Notes, 4.90% (c)	6,860,000	6,448,400
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	17,045,000	16,575,598
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13% (c)	4,668,000	4,527,960
		31,117,830

Reinsurance–0.07%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	1,650,000	1,750,439

Renewable Electricity–0.05%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,194,000	1,174,503

Research & Consulting Services–0.01%

IHS Markit Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 11/01/2022(b)	174,000	179,438

Residential REITs–0.09%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	2,135,000	2,192,624

Restaurants–0.44%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	7,755,000	8,123,362
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	2,114,000	2,108,221
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	95,000	103,313
		10,334,896

Retail REITs–0.22%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	5,360,000	5,175,235

Semiconductors–0.90%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	4,975,000	4,957,040
4.50%, 12/05/2036	1,230,000	1,221,980
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	107,000	105,930
Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	245,000	243,163
5.25%, 01/15/2024(b)	105,000	103,294
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,120,000	2,241,238
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	10,517,000	10,674,050
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/2022	1,652,000	1,676,680
		21,223,375

	Principal Amount	Value

Sovereign Debt–1.05%

Argentine Republic Governement International Bond (Argentina), Sr. Unsec. Euro Notes, 5.25%, 12/31/2038(d)	$200,000	$120,000
Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	9,010,000	9,451,490
6.88%, 04/22/2021(b)	7,812,000	8,163,540
Black Sea Trade and Development Bank (The) (Supranational), Sr. Unsec. Notes, 4.88%, 05/06/2021(b)	200,000	205,846
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 5.50%, 01/27/2025(b)	241,000	232,526
Guatemala Government Bond (Guatemala), Sr. Unsec. Notes, 4.50%, 05/03/2026(b)	200,000	187,668
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/2023	300,000	326,982
Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.13%, 01/15/2025(b)	300,000	303,884
Israel Government International Bond (Israel), Sr. Unsec. Global Bonds, 2.88%, 03/16/2026	200,000	199,033
Jordan Government International Bond (Jordan), Sr. Unsec. Notes, 5.75%, 01/31/2027(b)	200,000	188,624
Oman Government International Bond (Oman), REGS, Sr. Unsec. Euro Notes, 4.75%, 06/15/2026(b)	200,000	194,077
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.88%, 03/17/2028	200,000	197,000
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/2033	200,000	295,000
Republic of Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.25%, 04/06/2026	85,000	82,462
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/2023(b)	200,000	210,755
Saudi Government International Bond (Saudi Arabia), Sr. Unsec. Notes, 2.38%, 10/26/2021(b)	4,123,000	4,021,244
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	300,000	333,752
Trinidad & Tobago Government International Bond (Trinidad), Sr. Unsec. Notes, 4.50%, 08/04/2026(b)	200,000	193,660
		24,907,543

Specialized Consumer Services–0.09%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	1,951,000	1,960,755
Sr. Unsec. Notes, 7.45%, 08/15/2027	191,000	196,730
		2,157,485

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–2.46%

Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	$8,891,000	$8,499,240
3.38%, 06/01/2021	3,965,000	4,036,866
3.88%, 04/01/2021	2,425,000	2,526,547
AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	41,843,000	41,633,785
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	1,340,000	1,365,125
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	255,000	258,187
5.50%, 02/15/2022	75,000	79,313
		58,399,063

Specialized REITs–0.65%

American Tower Corp., Sr. Unsec. Notes, 5.05%, 09/01/2020	718,000	772,198
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	4,419,000	4,725,995
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	259,000	273,245
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,244,000	2,200,935
7.75%, 07/15/2020	4,692,000	5,341,561
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,345,000	1,451,385
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	321,000	333,038
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	110,000	112,750
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	175,000	185,500
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	116,000	107,155
		15,503,762

Specialty Chemicals–0.03%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	110,000	113,575
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	150,000
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	120,000	136,950
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	134,000	150,080
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	161,000	161,000
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	93,000	98,696
		810,301

Steel–0.04%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	104,000	113,620
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	28,000	29,946

	Principal Amount	Value

Steel–(continued)

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	$65,000	$75,238
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	170,000	176,375
Severstal OAO via Steel Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.90%, 10/17/2022(b)	200,000	213,556
Steel Dynamics, Inc., Sr. Unsec. Notes, 5.00%, 12/15/2026(b)	36,000	36,405
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	83,000	92,649
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	96,000	98,640
		836,429

Systems Software–0.08%

Oracle Corp., Sr. Unsec. Global Notes, 4.00%, 07/15/2046	2,080,000	1,974,369

Technology Distributors–0.21%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	5,031,000	4,890,550

Technology Hardware, Storage & Peripherals–0.62%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	7,684,000	8,086,868
8.35%, 07/15/2046(b)	4,166,000	4,860,395
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	190,000	208,525
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	1,540,000	1,301,300
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	205,000	221,848
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(b)	81,000	94,163
		14,773,099

Tobacco–0.00%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	73,000	73,913

Trading Companies & Distributors–0.04%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	71,000	71,532
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	200,000	209,000
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	340,000	332,775
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	130,000	131,625
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	42,000	42,000
6.13%, 06/15/2023	60,000	63,750
		850,682

Trucking–0.26%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	92,000	89,240
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	202,000	193,415
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/2026(b)	6,069,000	5,829,669
		6,112,324

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–1.64%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	$1,115,000	$1,257,511
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	500,000	523,750
Empresa Nacional de Telecomunicaciones S.A. (Chile), REGS, Sr. Unsec. Euro Notes, 4.88%, 10/30/2024(b)	300,000	300,880
MTN (Mauritius) Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 5.37%, 02/13/2022(b)	8,000,000	7,895,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2044	2,955,000	3,111,690
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	105,000	113,269
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	179,000	183,923
7.88%, 09/15/2023	186,000	192,510
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. Notes, 3.36%, 03/20/2023(b)	24,498,000	24,548,683
Turkcell Iletisim Hizmetleri A.S. (Turkey), Sr. Unsec. Notes, 5.75%, 10/15/2025(b)	330,000	324,637
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	300,000	303,000
		38,754,853
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,156,725,726)		1,139,406,145

U.S. Government Sponsored Agency Mortgage-Backed Securities–24.72%

Collateralized Mortgage Obligations–0.16%

Fannie Mae REMICs, IO, 7.00%, 05/25/2033	14,169	3,459
6.00%, 07/25/2033	10,529	2,235
Ginnie Mae REMICs, IO, 1.60%, 09/20/2064(e)	11,958,248	1,248,680
1.63%, 11/20/2064(e)	7,693,295	622,680
1.69%, 12/20/2064(e)	20,574,601	1,849,555
		3,726,609

Federal Home Loan Mortgage Corp. (FHLMC)–6.18%

Pass Through Ctfs., 6.50%, 02/01/2017 to 09/01/2036	648,132	736,511
6.00%, 04/01/2017 to 02/01/2034	382,382	429,597
7.50%, 04/01/2017 to 05/01/2035	931,554	1,093,184
7.00%, 07/01/2019 to 10/01/2034	1,858,976	2,118,472
3.50%, 08/01/2026	1,124,054	1,184,415
8.50%, 08/01/2031	61,619	75,590
8.00%, 08/01/2032	50,862	60,481
5.50%, 01/01/2034 to 07/01/2040	4,112,821	4,627,623
5.00%, 07/01/2034 to 06/01/2040	3,967,797	4,383,117
4.50%, 06/01/2041	2,614,829	2,829,039

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, 2.79%, 12/01/2036(e)	$127,705	$134,391
3.01%, 02/01/2037(e)	40,893	43,607
3.07%, 05/01/2037(e)	373,396	396,201
2.34%, 06/01/2043(e)	3,158,837	3,182,611
Pass Through Ctfs., TBA, 3.50%, 12/01/2046(f)	87,000,000	89,307,536
4.00%, 12/01/2046(f)	34,000,000	35,777,693
		146,380,068

Federal National Mortgage Association (FNMA)–15.32%

Pass Through Ctfs., 7.00%, 01/01/2017 to 02/01/2034	629,910	700,953
6.50%, 02/01/2017 to 01/01/2037	231,488	263,334
6.00%, 05/01/2017 to 10/01/2039	63,651	69,978
5.00%, 03/01/2018 to 12/01/2039	1,075,341	1,182,565
5.50%, 11/01/2018 to 06/01/2040	2,048,448	2,302,865
7.50%, 03/01/2021 to 08/01/2037	953,776	1,122,333
8.00%, 08/01/2021 to 04/01/2033	102,242	123,784
9.50%, 04/01/2030	19,233	22,601
3.50%, 12/01/2030	9,531,404	10,025,354
8.50%, 10/01/2032	94,989	118,243
3.00%, 08/01/2043	5,016,345	5,024,289
Pass Through Ctfs., ARM, 2.76%, 05/01/2035(e)	408,556	432,741
2.55%, 01/01/2037(e)	283,384	299,488
2.85%, 03/01/2038(e)	146,363	155,111
Pass Through Ctfs., TBA, 2.50%, 12/01/2031(f)	40,620,000	40,800,885
3.00%, 12/01/2031 to 12/01/2046(f)	143,800,000	144,342,736
3.50%, 12/01/2046(f)	108,000,000	110,923,592
4.00%, 12/01/2046(f)	43,000,000	45,301,171
		363,212,023

Government National Mortgage Association (GNMA)–3.06%

Pass Through Ctfs., 7.50%, 06/15/2023 to 05/15/2032	24,958	26,814
9.00%, 09/15/2024 to 10/15/2024	15,707	15,782
8.50%, 02/15/2025	6,077	6,104
8.00%, 08/15/2025 to 09/15/2026	41,201	43,559
6.56%, 01/15/2027	140,612	160,702
7.00%, 10/15/2028 to 09/15/2032	325,983	368,377
6.00%, 11/15/2028 to 02/15/2033	86,128	100,038
6.50%, 01/15/2029 to 09/15/2034	203,221	232,294
5.50%, 06/15/2035	108,885	123,204
5.00%, 07/15/2035 to 08/15/2035	61,096	67,450

Pass Through Ctfs., ARM, 2.00%, 01/20/2025(e)	43,881	45,197
2.13%, 05/20/2025(e)	12,901	13,274
3.00%, 06/20/2025(e)	7,692	7,963

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–(continued)

Pass Through Ctfs., TBA, 3.00%, 12/01/2046(f)	$34,860,000	$35,401,965
4.00%, 12/01/2046(f)	33,930,000	35,981,703
		72,594,426
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $595,750,199)		585,913,126

U.S. Treasury Securities–22.90%

U.S. Treasury Bills–0.35%(g)(h)

0.54%, 05/11/2017	50,000	49,874
0.56%, 05/11/2017	20,000	19,949
0.57%, 05/11/2017	105,000	104,735
0.59%, 05/11/2017	8,250,000	8,229,150
		8,403,708

U.S. Treasury Notes–14.86%

1.00%, 11/15/2019	79,178,500	78,269,214
1.25%, 10/31/2021	2,088,000	2,027,072
1.75%, 11/30/2021	177,873,500	177,119,672
2.13%, 11/30/2023	63,573,500	63,275,468
2.00%, 11/15/2026	32,715,800	31,602,056
		352,293,482

U.S. Treasury Inflation-Indexed Notes–2.58%(i)

0.25%, 01/15/2025	41,013,815	40,401,274
0.63%, 01/15/2026	20,359,800	20,626,248
		61,027,522

U.S. Treasury Bonds–5.11%

2.25%, 08/15/2046	143,725,000	121,054,681
Total U.S. Treasury Securities (Cost $546,474,176)		542,779,393

Asset-Backed Securities–14.29%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.12%, 02/25/2035(e)	3,375,759	3,350,911
Series 2005-1, Class 4A1, Variable Rate Pass Through Ctfs., 3.42%, 05/25/2035(e)	1,968,304	1,942,937
Banc of America Commercial Mortgage Trust, Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/2045(e)	2,540,303	2,539,593
Series 2007-4, Class A1A, Variable Rate Pass Through Ctfs., 5.77%, 02/10/2051(e)	2,175,715	2,209,745
Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(e)	4,394,000	4,569,499
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.49%, 01/25/2036(e)	1,799,257	1,621,751
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.44%, 05/15/2032(b)(e)	3,730,000	3,723,981

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.77%, 8/25/2033(e)	$350,862	$348,235
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.92%, 03/25/2035(e)	4,504,027	4,537,224
Series 2005-2, Class A2, Floating Rate Pass Through Ctfs., 3.13%, 03/25/2035(e)	2,048,565	2,066,752
Series 2005-5, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 08/25/2035(e)	3,278,058	3,301,527
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.76%, 02/25/2036(e)	1,257,887	1,252,333
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Variable Rate Pass Through Ctfs., 3.01%, 11/25/2034(e)	3,632,700	3,577,768
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, Variable Rate Pass Through Ctfs., 5.61%, 09/11/2041(e)	152,486	152,377
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4, Class A1R, Floating Rate Pass Through Ctfs., 2.20%, 11/30/2026(b)(e)	7,083,333	7,083,333
Callidus Debt Partners CLO Fund VI Ltd, Series 6A, Class A2, Floating Rate Pass Through Ctfs., 1.48%, 10/23/2021(b)(e)	4,500,000	4,436,108
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.94%, 12/15/2027(b)(e)	997,253	1,000,854
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.29%, 11/07/2026(b)(e)	11,785,000	11,786,145
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.93%, 12/15/2047(b)(e)	5,000,000	5,442,712
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, Pass Through Ctfs., 3.37%, 03/13/2035(b)	1,647,256	1,698,457
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(e)	3,710,194	3,632,092
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(e)	6,056,355	5,922,888
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.63%, 04/15/2021(b)(e)	2,371,000	2,332,393
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, Pass Through Ctfs., 4.29%, 09/10/2045(b)	1,300,000	1,372,623
Series 2013-GC11, Class D, Variable Rate Pass Through Ctfs., 4.60%, 04/10/2046(b)(e)	752,554	675,410
Series 2015-GC27, Class A5, Pass Through Ctfs., 3.14%, 02/10/2048	1,233,335	1,238,949

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 2.94%, 09/25/2034(e)	$2,424,913	$2,343,492
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.67%, 08/25/2034(e)	1,083,392	1,050,059
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A4, Variable Rate Pass Through Ctfs., 5.95%, 05/15/2046(e)	1,424,228	1,444,809
Commercial Mortgage Loan Trust , Series 2008-LS1, Class A1A, Variable Rate Pass Through Ctfs., 6.30%, 12/10/2049(e)	2,262,002	2,326,566
Commercial Mortgage Trust, Series 2007-GG9, Class AM, Pass Through Ctfs., 5.48%, 03/10/2039	1,071,694	1,071,811
Series 2013-CR6, Class A2, Pass Through Ctfs., 2.12%, 03/10/2046	3,647,667	3,674,094
Series 2013-SFS, Class A1, Pass Through Ctfs., 1.87%, 04/12/2035(b)	574,649	566,948
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.59%, 06/08/2030(b)(e)	2,875,000	2,882,201
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.70%, 08/10/2048(e)	5,267,000	5,526,347
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	4,595,000	4,610,088
Series 2016-GCT, Class C, Variable Rate Pass Through Ctfs., 3.58%, 08/10/2029(b)(e)	2,115,000	2,124,540
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 1.27%, 06/25/2033(e)	162,481	147,786
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/2037	553,880	495,240
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AM, Variable Rate Pass Through Ctfs., 5.88%, 06/15/2039(e)	791,860	803,672
Credit Suisse First Boston Mortgage Securities Corp, Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 2.94%, 06/25/2034(e)	2,961,032	2,930,648
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.04%, 09/26/2034(b)(e)	6,083	6,083
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, Pass Through Ctfs., 3.72%, 08/15/2048	1,125,283	1,176,510
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, Variable Rate Pass Through Ctfs., 5.88%, 11/10/2046(b)(e)	638,333	668,872
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 4.03%, 06/27/2037(b)(e)	10,894,402	10,771,965

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/2020	$156,404	$157,701
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/2036	290,786	236,438
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.39%, 04/19/2036(e)	1,351,221	1,212,489
GS Mortgage Securities Corp II, Series 2013-KING, Class A, Pass Through Ctfs., 2.71%, 12/10/2027(b)	1,521,142	1,546,229
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, Variable Rate Pass Through Ctfs., 5.99%, 08/10/2045(e)	927,757	937,302
Series 2013-G1, Class A1, Pass Through Ctfs., 2.06%, 04/10/2031(b)	1,077,878	1,050,718
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.84%, 02/15/2027(b)(e)	5,000,000	5,003,486
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, Variable Rate Pass Through Ctfs., 3.05%, 09/25/2035(e)	581,251	554,163
H/2 Asset Funding Ltd. (Cayman Islands), Series 2015-1A, Class AFL, Floating Rate Pass Through Ctfs., 2.24%, 06/24/2049(b)(e)	1,208,823	1,205,169
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 1.01%, 06/20/2035(e)	34,127	32,532
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.24%, 11/15/2029(b)(e)	3,998,000	4,001,452
Inwood Park CDO Ltd. (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.27%, 01/20/2021(b)(e)	3,888,000	3,880,448
JFIN CLO Ltd., Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 2.13%, 07/20/2021(b)(e)	3,500,000	3,489,759
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/2047(b)(e)	5,000,000	5,151,701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/2047	69,785	69,698
Series 2007-CB19, Class AM, Variable Rate Pass Through Ctfs., 5.90%, 02/12/2049(e)	585,320	592,514
Series 2007-LD12, Class AM, Variable Rate Pass Through Ctfs., 6.24%, 02/15/2051(e)	500,220	513,829
Series 2007-LDPX, Class A1A, Pass Through Ctfs., 5.44%, 01/15/2049	1,754,399	1,763,713
Series 2011-C5, Class D, Variable Rate Pass Through Ctfs., 5.58%, 08/15/2046(b)(e)	452,400	457,866
Series 2012-CBX, Class E, Variable Rate Pass Through Ctfs., 5.39%, 06/15/2045(b)(e)	613,211	608,970
Series 2013-LC11, Class C, Variable Rate Pass Through Ctfs., 3.96%, 04/15/2046(e)	2,864,000	2,856,215
Series 2014-INN, Class A, Floating Rate Pass Through Ctfs., 1.46%, 06/15/2029(b)(e)	1,661,000	1,659,002

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Variable Rate Pass Through Ctfs., 2.79%, 06/25/2035(e)	$1,197,309	$1,174,357
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.03%, 06/25/2035(e)	1,341,337	1,309,476
Series 2005-A5, Class 1A2, Floating Rate Pass Through Ctfs., 3.24%, 08/25/2035(e)	1,806,335	1,795,912
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 3.15%, 08/25/2035(e)	1,106,718	1,058,995
Series 2007-A4, Class 3A1, Variable Rate Pass Through Ctfs., 4.63%, 06/25/2037(e)	1,676,106	1,482,483
Series 2015-3, Class B2, Variable Rate Pass Through Ctfs., 3.71%, 05/25/2045(b)(e)	9,595,237	9,414,597
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, Variable Rate Pass Through Ctfs., 5.05%, 01/15/2047(e)	12,750,000	13,306,305
Series 2015-C31, Class A3, Pass Through Ctfs., 3.80%, 08/15/2048	1,064,445	1,116,348
Series 2016-C1, Class B, Variable Rate Pass Through Ctfs., 4.90%, 03/15/2049(e)	5,083,000	5,563,915
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.38%, 04/23/2022(b)(e)	2,630,000	2,616,587
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, Pass Through Ctfs., 5.46%, 02/15/2040	518,426	520,238
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/2036	391,404	369,549
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	816,190	816,893
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.79%, 11/25/2035(e)	1,310,902	1,189,676
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.33%, 07/20/2022(b)(e)	3,448,000	3,403,988
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.73%, 11/25/2035(e)	1,842,314	1,827,271
Series 2005-A5, Class A9, Variable Rate Pass Through Ctfs., 2.82%, 06/25/2035(e)	2,524,440	2,457,169
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(e)	2,572,649	2,566,375
Series 2014-150E, Class C, Variable Rate Pass Through Ctfs., 4.44%, 09/09/2032(b)(e)	1,700,000	1,761,586
Series 2015-XLF2, Class AFSA, Floating Rate Pass Through Ctfs., 2.41%, 08/15/2026(b)(e)	453,170	453,890
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class A, Floating Rate Pass Through Ctfs., 2.35%, 09/15/2025(b)(e)	6,648,000	6,651,144
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.28%, 11/22/2025(b)(e)	4,901,622	4,901,411
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 1.18%, 04/18/2021(b)(e)	349,641	349,293

	Principal Amount	Value
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 1.13%, 08/25/2031(e)	$213,940	$167,708
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 2.81%, 10/25/2035(b)(e)	5,292,672	5,342,996
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/2035	1,472,517	1,395,396
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	2,034,770	1,908,677
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	1,692,331	1,665,887
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	1,656,035	1,624,334
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(e)	2,856,609	2,910,998
Silverado CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 1.12%, 10/16/2020(b)(e)	1,530,034	1,528,131
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 1.13%, 05/25/2035(e)	41,645	37,053
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 2.00%, 08/30/2021(b)(e)	2,509,000	2,509,000
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.26%, 04/18/2022(b)(e)	2,013,000	1,946,552
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.15%, 09/25/2034(e)	2,192,864	2,169,880
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 3.24%, 11/25/2034(e)	5,931,316	5,932,236
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.02%, 11/25/2034(e)	831,815	833,236
Series 2004-8, Class 3A, Variable Rate Pass Through Ctfs., 2.98%, 07/25/2034(e)	2,612,168	2,605,116
Series 2007-3, Class 4A2, Variable Rate Pass Through Ctfs., 4.50%, 04/25/2047(e)	960,343	696,187
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/2035	410,232	396,488
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.27%, 10/25/2020(b)(e)	5,545,000	5,518,641
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.36%, 10/25/2020(b)(e)	2,882,000	2,854,226

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.59%, 12/25/2033(e)	$1,240,227	$1,140,741
Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 2.56%, 04/25/2045(e)	2,372,187	2,382,774
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.69%, 07/25/2045(e)	2,908,742	2,816,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, Pass Through Ctfs., 3.09%, 08/10/2049	264,769	272,565
Series 2012-C4, Class A5, Pass Through Ctfs., 2.85%, 12/10/2045	532,433	540,934
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 6.27%, 01/10/2045(b)(e)	4,500,000	4,933,206
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.47%, 10/15/2044(e)	98,484	98,391
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.01%, 05/15/2043(e)	4,900,000	4,887,881
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(e)	6,320,000	6,335,800
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 2.69%, 08/25/2033(e)	964,577	976,130
Series 2005-AR10, Class 1A3, Variable Rate Pass Through Ctfs., 2.74%, 09/25/2035(e)	408,095	397,183
Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.75%, 10/25/2035(e)	1,638,757	1,598,757
Series 2007-HY2, Class 2A2, Variable Rate Pass Through Ctfs., 2.96%, 11/25/2036(e)	1,064,296	959,811
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.89%, 02/15/2027(b)(e)	9,500,000	9,538,804
Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 2A1, Variable Rate Pass Through Ctfs., 2.99%, 10/25/2033(e)	906,906	913,106
Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.11%, 07/25/2034(e)	717,026	717,207
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 2.98%, 12/25/2034(e)	810,731	826,853
Series 2005-AR14, Class A1, Variable Rate Pass Through Ctfs., 3.01%, 08/25/2035(e)	732,515	736,292
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 2.89%, 03/25/2035(e)	1,754,498	1,772,879
Series 2006-AR8, Class 1A3, Variable Rate Pass Through Ctfs., 3.08%, 04/25/2036(e)	1,783,481	1,765,337
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/2037	1,117,595	1,098,163

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.86%, 11/15/2044(b)(e)	$5,000,000	$5,621,908
Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	5,739,000	6,179,475
Series 2012-C9, Class D, Variable Rate Pass Through Ctfs., 4.96%, 11/15/2045(b)(e)	568,832	543,515
Series 2013-C14, Class A5, Pass Through Ctfs., 3.34%, 06/15/2046	1,485,143	1,532,489
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.63%, 08/15/2046(e)	3,800,000	4,069,200
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(e)	3,127,000	3,436,375
Series 2014-C20, Class A2, Pass Through Ctfs., 3.04%, 05/15/2047	1,018,550	1,046,552
Total Asset-Backed Securities (Cost $338,872,242)		338,708,531

	Shares

Preferred Stocks–0.79%

Investment Banking & Brokerage–0.76%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	446,324	11,216,122
Morgan Stanley, Series F, 6.88% Pfd.	249,737	6,862,773
		18,078,895

Regional Banks–0.03%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	733,590
Total Preferred Stocks (Cost $19,520,685)		18,812,485

	Principal Amount

Municipal Obligations–0.06%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	$500,000	620,150
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057	550,000	672,248
Total Municipal Obligations (Cost $1,050,000)		1,292,398

Non-U.S. Dollar Denominated Bonds & Notes–0.01%(j)

Other Diversified Financial Services–0.01%

Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022 (Cost $133,001)(b)	GBP	100,000	129,207

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Auto Parts & Equipment–0.00%

Exide Technologies (k)	14,555	$10,916

Other Diversified Financial Services–0.00%

iPayment Holdings, Inc. (k)	32,952	32,952
iPayment Holdings, Inc. -Wts. expiring 12/29/2022 (k)	172,245	8,613
		41,565
Total Common Stocks & Other Equity Interests (Cost $52,481)		52,481

Money Market Funds–1.16%

Government & Agency Portfolio – Institutional Class, 0.29% (l)	16,410,981	16,410,981
Treasury Portfolio – Institutional Class, 0.26% (l)	10,940,649	10,940,649
Total Money Market Funds (Cost $27,351,630)		27,351,630

Options Purchased–0.12%

(Cost $2,066,552) (m)		2,924,981
TOTAL INVESTMENTS–112.12% (Cost $2,687,996,692)		2,657,370,377
OTHER ASSETS LESS LIABILITIES–(12.12)%		(287,231,063)
NET ASSETS–100.00%		$2,370,139,314

Investment Abbreviations:

ARM	—	Adjustable Rate Mortgage
Ctfs.	—	Certificates
Deb.	—	Debentures
GBP	—	British Pound
Gtd.	—	Guaranteed
IO	—	Interest Only
Jr.	—	Junior
Pfd.	—	Preferred
RB	—	Revenue Bonds
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
REMICs	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
TBA	—	To Be Announced
Unsec.	—	Unsecured
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $591,780,494, which represented 24.97% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Notes 1G, 1K and 3.
(i)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.
(m)	The table below details options purchases. See Notes 1I, 1J and 3:

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus SGD	Call	BNP Paribas Securities Corp.	02/10/2017	SGD	1.430	USD	80,000,000	$ 1,005,498
EUR versus USD	Put	JPMorgan Chase Bank, N.A.	02/15/2017	USD	1.065	EUR	80,000,000	1,640,035
Subtotal Foreign Currency Options Purchased—Currency Risk								$2,645,533

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Goldman Sachs International	1.67%	Receive	3 Month USD LIBOR	05/16/2017	$ 7,000,000	$36,488
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.67	Pay	3 Month USD LIBOR	05/16/2017	7,000,000	242,960
Subtotal Interest Rate Swaptions Purchased—Interest Rate Risk								$279,448
Total Options Purchased (Cost $2,066,552)								$2,924,981

Abbreviations:

EUR	—	Euro	SGD	—	Singapore Dollar
LIBOR	—	London Interbank Offered Rate	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

                                 Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

                                 Invesco Core Plus Bond Fund

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

I.	Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written.

The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

                                 Invesco Core Plus Bond Fund

I.	Call Options Purchased and Written – (continued)

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

K.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the

                                 Invesco Core Plus Bond Fund

K.	Swap Agreements – (continued)

central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the

FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

                                 Invesco Core Plus Bond Fund

L.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
M.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Denominated Bonds & Notes	$—	$1,139,406,145	$—	$1,139,406,145
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	585,913,126	—	585,913,126
U.S. Treasury Securities	—	542,779,393	—	542,779,393
Asset-Backed Securities	—	338,708,531	—	338,708,531
Preferred Stocks	18,812,485	—	—	18,812,485
Municipal Obligations	—	1,292,398	—	1,292,398
Non-U.S. Dollar Denominated Bonds & Notes	—	129,207	—	129,207
Common Stocks & Other Equity Interests	—	52,481	—	52,481
Money Market Funds	27,351,630	—	—	27,351,630
Options Purchased	—	2,924,981	—	2,924,981
	46,164,115	2,611,206,262	—	2,657,370,377
Forward Foreign Currency Contracts*	—	2,466	—	2,466
Futures Contracts*	347,281	—	—	347,281
Options Written*	—	(407,773)	—	(407,773)
Swap Agreements*	—	340,097	—	340,097
Total Investments	$46,511,396	$2,611,141,052	$—	$2,657,652,448
*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

                                 Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$683,430	$683,430
Unrealized appreciation on swap agreements—Centrally Cleared(a)	—	—	2,656,799	2,656,799
Options purchased, at value—OTC(b)	—	2,645,533	279,448	2,924,981
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,330,081	—	1,330,081
Total Derivative Assets	—	3,975,614	3,619,677	7,595,291
Derivatives not subject to master netting agreements	—	—	(3,340,229)	(3,340,229)
Total Derivative Assets subject to master netting agreements	$—	$3,975,614	$279,448	$4,255,062

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$—	$(336,149)	$(336,149)
Unrealized depreciation on swap agreements—Centrally Cleared(a)	—	—	(2,242,976)	(2,242,976)
Unrealized depreciation on swap agreements—OTC	(73,726)	—	—	(73,726)
Options written, at value—OTC	—	(407,773)	—	(407,773)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(1,327,615)	—	(1,327,615)
Total Derivative Liabilities	(73,726)	(1,735,388)	(2,579,125)	(4,388,239)
Derivatives not subject to master netting agreements	—	—	2,579,125	2,579,125
Total Derivative Liabilities subject to master netting agreements	$(73,726)	$(1,735,388)	$—	$(1,809,114)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements.

(b)	Options purchased, at value as reported in the Schedule of Investments.

                                 Invesco Core Plus Bond Fund

Effect of Derivative Investments for the three months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(1,017,451)	$—	$(1,017,451)
Futures contracts	—	—	23,995,460	23,995,460
Options purchased(a)	(1,111,350)	(1,391,892)	—	(2,503,242)
Options written	38,750	634,416	—	673,166
Swap agreements	(63,811)	—	577,513	513,702
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	964,692	—	964,692
Futures contracts	—	—	682,028	682,028
Options purchased(a)	59,367	2,593,497	(145,264)	2,507,600
Options written	(66,633)	(881,421)	—	(948,054)
Swap agreements	30,550	—	(34,122)	(3,572)
Total	$(1,113,127)	$901,841	$25,075,615	$24,864,329

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$754,643,096	$436,450,781	$219,601,333	$132,101,333	$204,305,353

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
01/18/2017	JPMorgan Chase Bank, N.A.	KRW	24,588,656,000	USD	21,111,035	$20,878,475	$232,560
01/23/2017	Morgan Stanley & Co. LLC	CNY	84,656,250	USD	12,500,000	12,192,141	307,859
01/23/2017	Morgan Stanley & Co. LLC	USD	12,486,593	CNY	84,656,251	12,192,140	(294,453)
02/24/2017	JPMorgan Chase Bank, N.A.	TWD	1,493,472,000	USD	46,569,130	46,859,316	(290,186)
02/28/2017	Citigroup Global Markets Inc.	GBP	68,227	USD	84,488	85,552	(1,064)
02/28/2017	Goldman Sachs International	EUR	21,108,910	USD	22,486,266	22,477,041	9,225
02/28/2017	JPMorgan Chase Bank, N.A.	KRW	25,305,750,000	USD	21,492,360	21,486,520	5,840
03/03/2017	JPMorgan Chase Bank, N.A.	CNY	66,895,000	USD	9,900,836	9,616,955	283,881
03/03/2017	JPMorgan Chase Bank, N.A.	USD	10,115,681	CNY	66,895,000	9,616,955	(498,726)
04/28/2017	Deutsche Bank Securities Inc.	CNY	69,935,250	USD	10,500,000	10,009,284	490,716
04/28/2017	Deutsche Bank Securities Inc.	USD	10,252,471	CNY	69,935,250	10,009,285	(243,186)
Total Forward Foreign Currency Contracts—Currency Risk							$2,466

Currency Abbreviations:
CNY	—	Chinese Yuan	GBP	—	British Pound	TWD	—	New Taiwan Dollar
EUR	—	Euro	KRW	—	South Korean Won	USD	—	U.S. Dollar

                                 Invesco Core Plus Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	315	March-2017	$68,295,938	$(40,049)
U.S. Treasury 5 Year Notes	Long	429	March-2017	50,554,969	(71,638)
U.S. Treasury 10 Year Notes	Short	940	March-2017	(117,044,688)	159,308
U.S. Treasury 10 Year Ultra Bonds	Short	539	March-2017	(72,461,813)	(224,462)
U.S. Treasury Long Bonds	Short	291	March-2017	(44,022,844)	181,182
U.S. Treasury Ultra Bonds	Short	393	March-2017	(63,432,656)	342,940
Total Futures Contracts—Interest Rate Risk					$347,281

Open Over-The-Counter Foreign Currency Options Written—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
EUR versus USD	Put	JPMorgan Chase Bank, N.A.	02/15/2017	USD	1.01	$(267,442)	EUR	80,000,000	$(407,773)	$ (140,331)

Options Written Transactions
	Call Options			Put Options
	Notional Value		Premiums Received	Notional Value		Notional Value		Premiums Received
Beginning of period	USD	34,500,000	$249,292	EUR	80,000,000	USD	260,500,000	$1,035,346
Written	USD	—	—	EUR	160,000,000	USD	47,000,000	913,822
Closed	USD	(23,000,000)	(193,390)	EUR	(80,000,000)	USD	(202,000,000)	(1,153,310)
Expired	USD	(11,500,000)	(55,902)	EUR	(80,000,000)	USD	(105,500,000)	(528,416)
End of period	USD	—	$—	EUR	80,000,000	USD	—	$267,442

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/ Clearinghouse	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month BBSW	2.32%	10/17/2026	AUD	65,400,000	$(2,242,976)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.61	10/18/2026	USD	(48,000,000)	2,656,799
Total Interest Rate Swap Agreements—Interest Rate Risk							$413,823

Abbreviations:

AUD	— Australian Dollar	EUR	— Euro

CME	— Chicago Mercantile Exchange	LIBOR	— London Interbank Offered Rate

BBSW	— Australian Bank Bill Rate	USD	— U.S. Dollar

                                 Invesco Core Plus Bond Fund

Open Over-The-Counter Credit Default Swap Agreements—Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Citigroup Inc.	Buy	(1.00)%	06/20/2017	0.23%	$(5,500,000)	$50,014	$(73,726)
(a)	Implied credit spreads represent the current level as of November 30, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $3,966,659,889 and $3,309,231,640, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $60,068,232 and $231,791,150, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,486,818
Aggregate unrealized (depreciation) of investment securities	(49,374,084)
Net unrealized appreciation (depreciation) of investment securities	$(31,887,266)
Cost of investments for tax purposes is $2,689,257,643.

                                 Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	MS-EWSP-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.54%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	527,677	$12,701,185
Omnicom Group Inc.	141,007	12,259,149
		24,960,334

Aerospace & Defense–2.26%

Arconic Inc.	576,207	11,109,290
Boeing Co. (The)	91,880	13,833,453
General Dynamics Corp.	78,776	13,813,372
L-3 Communications Holdings, Inc.	80,330	12,673,664
Lockheed Martin Corp.	49,631	13,164,623
Northrop Grumman Corp.	56,439	14,089,996
Raytheon Co.	86,782	12,977,380
Rockwell Collins, Inc.	145,168	13,459,977
Textron Inc.	296,496	13,647,711
TransDigm Group, Inc. (b)	41,668	10,476,585
United Technologies Corp.	115,011	12,388,985
		141,635,036

Agricultural & Farm Machinery–0.23%

Deere & Co.	143,613	14,390,023

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	281,042	12,149,446

Air Freight & Logistics–0.83%

C.H. Robinson Worldwide, Inc.	171,399	12,829,215
Expeditors International of Washington, Inc.	233,526	12,316,161
FedEx Corp.	73,418	14,072,028
United Parcel Service, Inc. -Class B	109,721	12,718,859
		51,936,263

Airlines–1.18%

Alaska Air Group, Inc.	171,499	14,109,223
American Airlines Group Inc.	306,818	14,248,628
Delta Air Lines, Inc.	312,832	15,072,246
Southwest Airlines Co.	316,267	14,741,205
United Continental Holdings Inc. (b)	225,155	15,524,437
		73,695,739

Alternative Carriers–0.21%

Level 3 Communications, Inc. (b)	244,248	13,450,737

Apparel Retail–1.17%

Foot Locker, Inc.	182,836	13,103,856
Gap, Inc. (The)	505,757	12,628,753
L Brands, Inc.	165,328	11,609,332
Ross Stores, Inc.	194,297	13,132,534
TJX Cos., Inc. (The)	157,964	12,374,900
Urban Outfitters, Inc. (b)	327,312	10,343,059
		73,192,434

	Shares	Value

Apparel, Accessories & Luxury Goods–1.25%

Coach, Inc.	322,750	$11,744,873
Hanesbrands, Inc.	459,511	10,674,441
Michael Kors Holdings Ltd. (b)	247,421	11,502,602
PVH Corp.	110,213	11,675,965
Ralph Lauren Corp.	117,226	12,263,012
Under Armour, Inc. -Class A (b)	162,791	5,013,963
Under Armour, Inc. -Class C (b)	163,621	4,218,149
VF Corp.	202,112	11,017,125
		78,110,130

Application Software–0.98%

Adobe Systems Inc. (b)	118,830	12,216,912
Autodesk, Inc. (b)	176,682	12,828,880
Citrix Systems, Inc. (b)	141,922	12,308,895
Intuit Inc.	108,094	12,288,126
salesforce.com, inc. (b)	159,156	11,459,232
		61,102,045

Asset Management & Custody Banks–2.04%

Affiliated Managers Group, Inc. (b)	82,003	12,144,644
Ameriprise Financial, Inc.	118,794	13,567,463
Bank of New York Mellon Corp. (The)	288,526	13,681,903
BlackRock, Inc.	32,606	12,089,979
Franklin Resources, Inc.	331,912	13,030,865
Invesco Ltd. (c)	383,671	12,012,739
Legg Mason, Inc.	345,204	11,012,008
Northern Trust Corp.	171,275	14,070,241
State Street Corp.	169,432	13,351,242
T. Rowe Price Group Inc.	175,006	12,960,944
		127,922,028

Auto Parts & Equipment–0.37%

BorgWarner, Inc.	345,911	12,314,432
Delphi Automotive PLC	173,642	11,113,088
		23,427,520

Automobile Manufacturers–0.40%

Ford Motor Co.	953,912	11,408,788
General Motors Co.	387,448	13,378,579
		24,787,367

Automotive Retail–0.98%

Advance Auto Parts, Inc.	77,205	13,103,233
AutoNation, Inc. (b)	250,411	11,183,355
AutoZone, Inc. (b)	16,346	12,801,860
CarMax, Inc. (b)	213,822	12,356,773
O’Reilly Automotive, Inc. (b)	42,447	11,651,702
		61,096,923

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.46%

AbbVie Inc.	186,386	$11,332,269
Alexion Pharmaceuticals, Inc. (b)	94,535	11,589,046
Amgen Inc.	70,905	10,215,283
Biogen Inc. (b)	39,883	11,728,394
Celgene Corp. (b)	113,040	13,396,370
Gilead Sciences, Inc.	151,306	11,151,252
Regeneron Pharmaceuticals, Inc. (b)	30,719	11,649,873
Vertex Pharmaceuticals Inc. (b)	126,060	10,287,757
		91,350,244

Brewers–0.18%

Molson Coors Brewing Co. -Class B	116,532	11,423,632

Broadcasting–0.84%

CBS Corp. -Class B	227,497	13,813,618
Discovery Communications, Inc. -Class A (b)	197,415	5,347,972
Discovery Communications, Inc. -Class C (b)	294,164	7,777,696
Scripps Networks Interactive Inc. -Class A	190,998	13,228,522
TEGNA Inc.	559,158	12,541,914
		52,709,722

Building Products–0.75%

Allegion PLC	176,708	11,823,532
Fortune Brands Home & Security, Inc.	201,114	11,091,437
Johnson Controls International PLC	287,578	12,935,280
Masco Corp.	355,063	11,237,744
		47,087,993

Cable & Satellite–0.40%

Charter Communications, Inc. -Class A (b)	44,712	12,309,660
Comcast Corp. -Class A	181,376	12,607,446
		24,917,106

Casinos & Gaming–0.20%

Wynn Resorts Ltd.	120,001	12,238,902

Commodity Chemicals–0.22%

LyondellBasell Industries N.V. -Class A	154,999	13,999,510

Communications Equipment–1.04%

Cisco Systems, Inc.	382,801	11,415,126
F5 Networks, Inc. (b)	100,036	14,080,067
Harris Corp.	129,973	13,460,004
Juniper Networks, Inc.	509,906	14,042,811
Motorola Solutions, Inc.	154,069	12,364,037
		65,362,045

Computer & Electronics Retail–0.23%

Best Buy Co., Inc.	320,299	14,637,664

Construction & Engineering–0.69%

Fluor Corp.	239,056	12,791,886
Jacobs Engineering Group, Inc. (b)	235,481	14,602,177
Quanta Services, Inc. (b)	466,407	15,727,244
		43,121,307

Construction Machinery & Heavy Trucks–0.66%

Caterpillar Inc.	146,174	13,968,387

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

Cummins Inc.	101,098	$14,333,675
PACCAR Inc.	210,469	13,080,648
		41,382,710

Construction Materials–0.46%

Martin Marietta Materials, Inc.	67,482	14,808,925
Vulcan Materials Co.	109,477	13,755,785
		28,564,710

Consumer Electronics–0.46%

Garmin Ltd.	248,933	12,984,345
Harman International Industries, Inc.	145,921	15,959,380
		28,943,725

Consumer Finance–1.12%

American Express Co.	181,348	13,064,310
Capital One Financial Corp.	164,821	13,851,557
Discover Financial Services	201,045	13,624,819
Navient Corp.	829,896	14,299,108
Synchrony Financial	438,523	15,155,355
		69,995,149

Copper–0.28%

Freeport-McMoRan Inc. (b)	1,149,896	17,650,904

Data Processing & Outsourced Services–2.30%

Alliance Data Systems Corp. (b)	56,596	12,948,033
Automatic Data Processing, Inc.	136,414	13,098,472
Fidelity National Information Services, Inc.	152,576	11,777,341
Fiserv, Inc. (b)	117,763	12,320,365
Global Payments Inc.	160,410	10,996,106
Mastercard Inc. -Class A	120,319	12,296,602
Paychex, Inc.	199,180	11,741,661
PayPal Holdings, Inc. (b)	310,692	12,203,982
Total System Services, Inc.	240,615	11,843,070
Visa Inc. -Class A	145,204	11,227,173
Western Union Co. (The)	569,128	11,968,762
Xerox Corp.	1,231,432	11,513,889
		143,935,456

Department Stores–0.67%

Kohl’s Corp.	275,341	14,821,606
Macy’s, Inc.	332,847	14,046,143
Nordstrom, Inc.	237,613	13,287,319
		42,155,068

Distillers & Vintners–0.36%

Brown-Forman Corp. -Class B	259,091	11,749,777
Constellation Brands, Inc. -Class A	72,740	10,993,923
		22,743,700

Distributors–0.36%

Genuine Parts Co.	121,758	11,716,772
LKQ Corp. (b)	338,282	11,105,798
		22,822,570

Diversified Banks–1.39%

Bank of America Corp.	750,282	15,845,956

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–(continued)

Citigroup Inc.	250,358	$14,117,688
Comerica Inc.	255,614	16,295,392
JPMorgan Chase & Co.	177,185	14,204,921
U.S. Bancorp	272,043	13,498,774
Wells Fargo & Co.	242,393	12,827,438
		86,790,169

Diversified Chemicals–0.62%

Dow Chemical Co. (The)	221,108	12,320,138
E. I. du Pont de Nemours and Co.	172,576	12,703,319
Eastman Chemical Co.	182,554	13,713,457
		38,736,914

Diversified Support Services–0.19%

Cintas Corp.	103,763	11,891,240

Drug Retail–0.35%

CVS Health Corp.	129,035	9,921,501
Walgreens Boots Alliance, Inc.	142,418	12,067,077
		21,988,578

Electric Utilities–2.52%

Alliant Energy Corp.	317,885	11,418,429
American Electric Power Co., Inc.	185,362	10,945,626
Duke Energy Corp.	151,500	11,176,155
Edison International	165,398	11,374,421
Entergy Corp.	152,261	10,464,899
Eversource Energy	221,773	11,447,922
Exelon Corp.	353,575	11,494,723
FirstEnergy Corp.	361,808	11,320,972
NextEra Energy, Inc.	97,711	11,161,528
PG&E Corp.	194,138	11,415,314
Pinnacle West Capital Corp.	159,694	11,806,178
PPL Corp.	351,157	11,749,713
Southern Co. (The)	232,148	10,869,169
Xcel Energy, Inc.	289,589	11,296,867
		157,941,916

Electrical Components & Equipment–1.00%

Acuity Brands, Inc.	45,177	11,357,949
AMETEK, Inc.	247,162	11,703,121
Eaton Corp. PLC	185,770	12,355,563
Emerson Electric Co.	232,194	13,105,029
Rockwell Automation, Inc.	104,972	14,035,806
		62,557,468

Electronic Components–0.41%

Amphenol Corp. -Class A	192,681	13,152,405
Corning Inc.	527,677	12,680,078
		25,832,483

Electronic Equipment & Instruments–0.22%

FLIR Systems, Inc.	384,671	13,813,536

Electronic Manufacturing Services–0.21%

TE Connectivity Ltd.	193,660	13,099,162

Environmental & Facilities Services–0.59%

Republic Services, Inc.	238,477	13,233,089

	Shares	Value

Environmental & Facilities Services–(continued)

Stericycle, Inc. (b)	143,893	$10,499,872
Waste Management, Inc.	188,197	13,083,455
		36,816,416

Fertilizers & Agricultural Chemicals–0.83%

CF Industries Holdings, Inc.	472,377	13,670,590
FMC Corp.	263,250	14,773,590
Monsanto Co.	110,595	11,359,212
Mosaic Co. (The)	437,224	12,417,162
		52,220,554

Financial Exchanges & Data–0.92%

CME Group Inc. -Class A	111,356	12,573,206
Intercontinental Exchange, Inc.	209,201	11,589,735
Moody’s Corp.	110,761	11,131,481
Nasdaq, Inc.	171,200	10,972,208
S&P Global Inc.	96,623	11,497,171
		57,763,801

Food Distributors–0.20%

Sysco Corp.	237,136	12,627,492

Food Retail–0.39%

Kroger Co. (The)	374,783	12,105,491
Whole Foods Market, Inc.	412,916	12,548,517
		24,654,008

Footwear–0.17%

NIKE, Inc. -Class B	213,436	10,686,741

General Merchandise Stores–0.62%

Dollar General Corp.	167,319	12,937,105
Dollar Tree, Inc. (b)	144,670	12,754,107
Target Corp.	171,151	13,219,704
		38,910,916

Gold–0.16%

Newmont Mining Corp.	300,494	9,748,025

Health Care Distributors–0.84%

AmerisourceBergen Corp.	138,428	10,796,000
Cardinal Health, Inc.	149,846	10,640,564
Henry Schein, Inc. (b)	74,338	11,073,389
McKesson Corp.	67,064	9,644,474
Patterson Cos. Inc.	262,314	10,162,044
		52,316,471

Health Care Equipment–2.48%

Abbott Laboratories	287,963	10,962,751
Baxter International Inc.	261,907	11,620,814
Becton, Dickinson and Co.	69,060	11,678,046
Boston Scientific Corp. (b)	502,315	10,277,365
C.R. Bard, Inc.	55,300	11,643,415
Danaher Corp.	153,329	11,985,728
Edwards Lifesciences Corp. (b)	103,048	8,537,527
Hologic, Inc. (b)	317,799	12,165,346
Intuitive Surgical, Inc. (b)	17,463	11,241,632
Medtronic PLC	139,146	10,159,049

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

St. Jude Medical, Inc.	151,325	$11,984,940
Stryker Corp.	106,833	12,142,639
Varian Medical Systems, Inc. (b)	126,127	11,329,988
Zimmer Biomet Holdings, Inc.	94,256	9,600,916
		155,330,156

Health Care Facilities–0.37%

HCA Holdings, Inc. (b)	155,510	11,024,104
Universal Health Services, Inc. -Class B	98,321	12,095,449
		23,119,553

Health Care REIT’s–0.49%

HCP, Inc.	340,005	10,040,357
Ventas, Inc.	171,499	10,361,969
Welltower Inc.	160,127	10,052,773
		30,455,099

Health Care Services–0.77%

DaVita Inc. (b)	185,536	11,753,706
Express Scripts Holding Co. (b)	166,026	12,598,053
Laboratory Corp. of America Holdings (b)	87,463	11,007,218
Quest Diagnostics Inc.	145,939	12,763,825
		48,122,802

Health Care Supplies–0.36%

Cooper Cos., Inc. (The)	66,537	10,944,671
DENTSPLY SIRONA Inc.	200,057	11,639,316
		22,583,987

Health Care Technology–0.15%

Cerner Corp. (b)	189,801	9,448,294

Home Entertainment Software–0.35%

Activision Blizzard, Inc.	279,248	10,223,270
Electronic Arts Inc. (b)	147,876	11,717,694
		21,940,964

Home Furnishings–0.37%

Leggett & Platt, Inc.	239,008	11,486,724
Mohawk Industries, Inc. (b)	58,022	11,455,864
		22,942,588

Home Improvement Retail–0.38%

Home Depot, Inc. (The)	92,448	11,962,771
Lowe’s Cos., Inc.	164,545	11,608,650
		23,571,421

Homebuilding–0.53%

D.R. Horton, Inc.	390,781	10,832,449
Lennar Corp. -Class A	261,385	11,119,318
PulteGroup Inc.	589,293	11,114,066
		33,065,833

Homefurnishing Retail–0.19%

Bed Bath & Beyond Inc.	271,605	12,170,620

	Shares	Value

Hotel and Resort REIT’s–0.21%

Host Hotels & Resorts Inc.	728,977	$13,004,950

Hotels, Resorts & Cruise Lines–0.87%

Carnival Corp.	266,157	13,683,131
Marriott International Inc. -Class A	175,840	13,852,675
Royal Caribbean Cruises Ltd.	178,984	14,492,335
Wyndham Worldwide Corp.	176,576	12,711,706
		54,739,847

Household Appliances–0.18%

Whirlpool Corp.	70,833	11,506,113

Household Products–0.88%

Church & Dwight Co., Inc.	249,196	10,912,293
Clorox Co. (The)	96,097	11,104,969
Colgate-Palmolive Co.	166,658	10,871,101
Kimberly-Clark Corp.	96,042	11,103,416
Procter & Gamble Co. (The)	136,936	11,291,743
		55,283,522

Housewares & Specialties–0.18%

Newell Brands, Inc.	234,313	11,015,054

Human Resource & Employment Services–0.23%

Robert Half International, Inc.	316,606	14,206,111

Hypermarkets & Super Centers–0.38%

Costco Wholesale Corp.	78,363	11,763,070
Wal-Mart Stores, Inc.	167,986	11,831,254
		23,594,324

Independent Power Producers & Energy Traders–0.36%

AES Corp. (The)	957,780	10,966,581
NRG Energy, Inc.	1,018,055	11,544,744
		22,511,325

Industrial Conglomerates–0.76%

3M Co.	67,236	11,547,111
General Electric Co.	392,209	12,064,349
Honeywell International Inc.	106,027	12,080,716
Roper Technologies, Inc.	67,075	12,147,953
		47,840,129

Industrial Gases–0.39%

Air Products and Chemicals, Inc.	85,695	12,379,500
Praxair, Inc.	100,582	12,100,014
		24,479,514

Industrial Machinery–2.02%

Dover Corp.	171,027	12,418,270
Flowserve Corp.	255,393	12,118,398
Fortive Corp.	233,618	12,846,654
Illinois Tool Works Inc.	101,998	12,768,110
Ingersoll-Rand PLC	187,154	13,950,459
Parker-Hannifin Corp.	97,775	13,583,881
Pentair PLC (United Kingdom)	197,185	11,330,250
Snap-on Inc.	80,052	13,384,694
Stanley Black & Decker Inc.	98,649	11,702,731

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Xylem, Inc.	242,742	$12,520,632
		126,624,079

Industrial REIT’s–0.19%

Prologis, Inc.	229,353	11,674,068

Insurance Brokers–0.78%

Aon PLC	108,412	12,369,809
Arthur J. Gallagher & Co.	240,175	12,092,811
Marsh & McLennan Cos., Inc.	178,957	12,403,510
Willis Towers Watson PLC	96,766	12,034,788
		48,900,918

Integrated Oil & Gas–0.57%

Chevron Corp.	116,612	13,009,235
Exxon Mobil Corp.	135,989	11,871,840
Occidental Petroleum Corp.	155,162	11,072,360
		35,953,435

Integrated Telecommunication Services–0.68%

AT&T Inc. (d)	297,392	11,488,253
CenturyLink Inc.	423,884	9,969,751
Frontier Communications Corp.	2,589,789	9,452,730
Verizon Communications Inc.	227,892	11,371,811
		42,282,545

Internet & Direct Marketing Retail–0.97%

Amazon.com, Inc. (b)(d)	15,535	11,660,105
Expedia, Inc.	106,294	13,185,771
Netflix Inc. (b)	122,376	14,317,992
Priceline Group Inc. (The) (b)	8,352	12,558,735
TripAdvisor Inc. (b)	191,338	9,237,799
		60,960,402

Internet Software & Services–1.15%

Akamai Technologies, Inc. (b)	224,941	15,003,565
Alphabet Inc. -Class A (b)	7,606	5,901,343
Alphabet Inc. -Class C (b)	7,650	5,799,006
eBay Inc. (b)	370,317	10,298,516
Facebook Inc. -Class A(b)	92,913	11,002,757
VeriSign, Inc. (b)	157,753	12,438,824
Yahoo! Inc. (b)	275,149	11,286,612
		71,730,623

Investment Banking & Brokerage–0.98%

Charles Schwab Corp. (The)	385,299	14,895,660
E*TRADE Financial Corp. (b)	444,800	15,350,048
Goldman Sachs Group, Inc. (The)	70,056	15,362,580
Morgan Stanley	373,834	15,461,774
		61,070,062

IT Consulting & Other Services–0.99%

Accenture PLC -Class A	106,978	12,776,383
Cognizant Technology Solutions Corp. -Class A (b)	213,822	11,777,316
CSRA Inc.	450,741	14,428,219
International Business Machines Corp.	75,851	12,304,549

	Shares	Value

IT Consulting & Other Services–(continued)

Teradata Corp. (b)	396,422	$10,643,931
		61,930,398

Leisure Products–0.39%

Hasbro, Inc.	147,747	12,616,116
Mattel, Inc.	372,184	11,749,849
		24,365,965

Life & Health Insurance–1.58%

Aflac, Inc.	163,113	11,643,006
Lincoln National Corp.	251,424	16,116,278
MetLife, Inc.	268,945	14,794,664
Principal Financial Group, Inc.	244,147	14,084,840
Prudential Financial, Inc.	149,146	15,004,088
Torchmark Corp.	183,461	12,858,782
Unum Group	335,019	14,161,253
		98,662,911

Life Sciences Tools & Services–1.07%

Agilent Technologies, Inc.	263,132	11,572,545
Illumina, Inc. (b)	71,637	9,537,750
Mettler-Toledo International Inc. (b)	30,373	12,514,284
PerkinElmer, Inc.	223,875	11,354,940
Thermo Fisher Scientific, Inc.	82,192	11,515,921
Waters Corp. (b)	78,140	10,515,300
		67,010,740

Managed Health Care–1.24%

Aetna Inc.	102,201	13,371,979
Anthem, Inc.	93,067	13,264,839
Centene Corp. (b)	176,655	10,180,628
Cigna Corp.	91,937	12,387,591
Humana Inc.	66,908	14,227,317
UnitedHealth Group Inc.	88,380	13,992,322
		77,424,676

Metal & Glass Containers–0.38%

Ball Corp.	151,792	11,393,507
Owens-Illinois, Inc. (b)	678,702	12,467,756
		23,861,263

Motorcycle Manufacturers–0.23%

Harley-Davidson, Inc.	233,526	14,219,398

Movies & Entertainment–0.84%

Time Warner Inc.	153,349	14,080,505
Twenty-First Century Fox, Inc. -Class A	357,190	10,040,611
Twenty-First Century Fox, Inc. -Class B	140,564	3,944,226
Viacom Inc. -Class B	317,799	11,911,107
Walt Disney Co. (The)	127,779	12,665,454
		52,641,903

Multi-Line Insurance–0.81%

American International Group, Inc.	201,285	12,747,379
Assurant, Inc.	132,347	11,426,840
Hartford Financial Services Group, Inc. (The)	287,683	13,555,623

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance–(continued)

Loews Corp.	286,566	$12,795,172
		50,525,014

Multi-Sector Holdings–0.42%

Berkshire Hathaway Inc. -Class B (b)	80,544	12,680,847
Leucadia National Corp.	622,204	13,700,932
		26,381,779

Multi-Utilities–2.06%

Ameren Corp.	245,722	12,069,865
CenterPoint Energy, Inc.	522,310	12,462,317
CMS Energy Corp.	285,872	11,497,772
Consolidated Edison, Inc.	161,883	11,294,577
Dominion Resources, Inc.	162,888	11,938,061
DTE Energy Co.	129,773	12,080,569
NiSource Inc.	505,324	11,086,809
Public Service Enterprise Group Inc.	287,123	11,861,051
SCANA Corp.	171,027	12,062,534
Sempra Energy	114,765	11,453,547
WEC Energy Group, Inc.	199,854	11,193,822
		129,000,924

Office REIT’s–0.54%

Boston Properties, Inc.	87,334	10,818,936
SL Green Realty Corp.	106,390	11,209,250
Vornado Realty Trust	118,746	11,607,422
		33,635,608

Office Services & Supplies–0.15%

Pitney Bowes Inc.	664,197	9,531,227

Oil & Gas Drilling–0.49%

Helmerich & Payne, Inc.	197,382	14,931,948
Transocean Ltd. (b)	1,201,367	15,497,635
		30,429,583

Oil & Gas Equipment & Services–1.14%

Baker Hughes Inc.	240,321	15,459,850
FMC Technologies, Inc. (b)	424,646	14,548,372
Halliburton Co.	281,511	14,945,419
National Oilwell Varco Inc.	356,242	13,309,201
Schlumberger Ltd.	152,261	12,797,537
		71,060,379

Oil & Gas Exploration & Production–3.54%

Anadarko Petroleum Corp.	204,421	14,135,712
Apache Corp.	198,811	13,111,585
Cabot Oil & Gas Corp.	453,163	10,023,966
Chesapeake Energy Corp. (b)	1,549,794	10,848,558
Cimarex Energy Co.	90,416	12,466,558
Concho Resources Inc. (b)	90,513	12,945,169
ConocoPhillips	279,512	13,561,922
Devon Energy Corp.	272,357	13,163,014
EOG Resources, Inc.	127,462	13,067,404
EQT Corp.	162,798	11,408,884
Hess Corp.	236,566	13,238,233
Marathon Oil Corp.	753,633	13,610,612
Murphy Oil Corp.	422,670	14,332,740

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Newfield Exploration Co. (b)	265,201	$11,992,389
Noble Energy, Inc.	327,312	12,490,226
Pioneer Natural Resources Co.	65,389	12,491,915
Range Resources Corp.	279,578	9,835,554
Southwestern Energy Co. (b)	802,271	9,105,776
		221,830,217

Oil & Gas Refining & Marketing–0.82%

Marathon Petroleum Corp.	279,578	13,145,758
Phillips 66	151,675	12,601,159
Tesoro Corp.	149,222	12,139,210
Valero Energy Corp.	215,029	13,237,185
		51,123,312

Oil & Gas Storage & Transportation–0.78%

Kinder Morgan Inc.	533,880	11,852,136
ONEOK, Inc.	241,946	13,290,094
Spectra Energy Corp.	275,920	11,298,924
Williams Cos., Inc. (The)	393,123	12,068,876
		48,510,030

Packaged Foods & Meats–2.17%

Campbell Soup Co.	214,912	12,226,344
Conagra Brands, Inc.	352,961	12,950,161
General Mills, Inc.	181,543	11,063,230
Hershey Co. (The)	122,783	11,865,749
Hormel Foods Corp.	327,948	11,228,940
JM Smucker Co. (The)	86,878	10,942,284
Kellogg Co.	153,110	11,023,920
Kraft Heinz Co. (The)	137,366	11,215,934
McCormick & Co., Inc.	122,783	11,197,810
Mead Johnson Nutrition Co.	152,222	10,973,684
Mondelez International, Inc. -Class A	280,575	11,570,913
Tyson Foods, Inc. -Class A	163,429	9,284,401
		135,543,370

Paper Packaging–0.77%

Avery Dennison Corp.	156,769	11,296,774
International Paper Co.	247,524	12,059,369
Sealed Air Corp.	259,890	11,850,984
WestRock Co.	254,020	13,005,824
		48,212,951

Personal Products–0.34%

Coty, Inc. -Class A (b)	567,277	10,613,753
Estee Lauder Cos. Inc. (The) -Class A	134,887	10,480,720
		21,094,473

Pharmaceuticals–1.88%

Allergan PLC (b)	49,957	9,706,645
Bristol-Myers Squibb Co.	212,170	11,974,875
Eli Lilly and Co.	150,938	10,130,959
Endo International PLC (b)	589,440	9,436,934
Johnson & Johnson	99,884	11,117,089
Mallinckrodt PLC (b)	161,618	8,517,269
Merck & Co., Inc.	188,981	11,563,747
Mylan N.V. (b)	296,050	10,838,391

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Perrigo Co. PLC	133,123	$11,493,840
Pfizer Inc.	346,317	11,130,628
Zoetis Inc.	234,360	11,807,057
		117,717,434

Property & Casualty Insurance–1.17%

Allstate Corp. (The)	173,770	12,149,998
Chubb Ltd.	95,022	12,162,816
Cincinnati Financial Corp.	156,416	12,003,364
Progressive Corp. (The)	378,022	12,588,133
Travelers Cos., Inc. (The)	103,192	11,696,813
XL Group Ltd. (Ireland)	344,398	12,443,100
		73,044,224

Publishing–0.16%

News Corp. -Class A	684,526	7,913,121
News Corp. -Class B	193,897	2,317,069
		10,230,190

Railroads–0.85%

CSX Corp.	423,428	15,162,957
Kansas City Southern	126,764	11,245,234
Norfolk Southern Corp.	130,087	13,849,062
Union Pacific Corp.	127,365	12,905,896
		53,163,149

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	423,732	12,305,177

Regional Banks–2.64%

BB&T Corp.	309,147	13,988,902
Citizens Financial Group, Inc.	475,994	15,950,559
Fifth Third Bancorp	592,545	15,418,021
Huntington Bancshares Inc.	1,197,711	14,923,479
KeyCorp	963,249	16,673,840
M&T Bank Corp.	100,857	14,517,356
People’s United Financial Inc.	734,418	13,748,305
PNC Financial Services Group, Inc. (The)	131,331	14,517,329
Regions Financial Corp.	1,201,367	16,266,509
SunTrust Banks, Inc.	272,168	14,139,128
Zions Bancorp.	386,307	15,371,155
		165,514,583

Research & Consulting Services–0.69%

Dun & Bradstreet Corp. (The)	88,838	10,813,361
Equifax Inc.	90,085	10,310,228
Nielsen Holdings PLC	227,104	9,788,183
Verisk Analytics, Inc. -Class A (b)	144,086	11,970,665
		42,882,437

Residential REIT’s–0.92%

Apartment Investment & Management Co. -Class A	269,436	11,343,256
AvalonBay Communities, Inc.	69,593	11,447,353
Equity Residential	188,048	11,284,760
Essex Property Trust, Inc.	53,686	11,591,881

	Shares	Value

Residential REIT’s–(continued)

UDR, Inc.	342,401	$11,655,330
		57,322,580

Restaurants–0.99%

Chipotle Mexican Grill, Inc. (b)	27,685	10,972,396
Darden Restaurants, Inc.	192,179	14,086,721
McDonald’s Corp.	103,066	12,292,682
Starbucks Corp.	217,284	12,595,953
Yum! Brands, Inc.	194,384	12,322,002
		62,269,754

Retail REIT’s–0.99%

Federal Realty Investment Trust	76,445	10,734,407
General Growth Properties, Inc.	420,114	10,645,689
Kimco Realty Corp.	407,783	10,414,778
Macerich Co. (The)	147,562	10,017,984
Realty Income Corp.	183,775	10,188,486
Simon Property Group, Inc.	56,261	10,107,288
		62,108,632

Semiconductor Equipment–0.65%

Applied Materials, Inc.	409,196	13,176,111
KLA-Tencor Corp.	170,091	13,580,066
Lam Research Corp.	129,517	13,731,392
		40,487,569

Semiconductors–2.73%

Analog Devices, Inc.	198,078	14,705,311
Broadcom Ltd. (Singapore)	73,450	12,522,490
First Solar, Inc. (b)	318,056	9,643,458
Intel Corp.	333,223	11,562,838
Linear Technology Corp.	204,669	12,797,952
Microchip Technology Inc.	201,801	13,355,190
Micron Technology, Inc. (b)	702,524	13,720,294
NVIDIA Corp.	198,410	18,293,402
Qorvo, Inc. (b)	225,026	12,018,639
QUALCOMM, Inc.	195,132	13,294,343
Skyworks Solutions, Inc.	176,893	13,594,227
Texas Instruments Inc.	177,132	13,095,369
Xilinx, Inc.	226,755	12,240,235
		170,843,748

Soft Drinks–0.72%

Coca-Cola Co. (The)	279,380	11,272,983
Dr Pepper Snapple Group, Inc.	131,448	11,401,799
Monster Beverage Corp. (b)	240,109	10,744,878
PepsiCo, Inc.	113,496	11,360,950
		44,780,610

Specialized Consumer Services–0.19%

H&R Block, Inc.	538,260	11,927,842

Specialized REIT’s–1.41%

American Tower Corp. -Class A	107,172	10,960,480
Crown Castle International Corp.	126,560	10,562,698
Digital Realty Trust, Inc.	122,669	11,326,029
Equinix, Inc.	32,552	11,027,316
Extra Space Storage Inc.	147,765	10,367,192

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized REIT’s–(continued)

Iron Mountain Inc.	324,345	$10,703,385
Public Storage	54,027	11,307,851
Weyerhaeuser Co.	389,621	12,012,015
		88,266,966

Specialty Chemicals–0.93%

Albemarle Corp.	153,728	13,494,244
Ecolab Inc.	99,505	11,615,219
International Flavors & Fragrances Inc.	87,639	10,608,701
PPG Industries, Inc.	117,086	11,232,060
Sherwin-Williams Co. (The)	43,038	11,563,019
		58,513,243

Specialty Stores–1.08%

Signet Jewelers Ltd.	153,568	14,019,223
Staples, Inc.	1,386,084	13,403,432
Tiffany & Co.	175,552	14,479,529
Tractor Supply Co.	172,602	12,957,232
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	49,467	12,836,687
		67,696,103

Steel–0.25%

Nucor Corp.	252,176	15,682,825

Systems Software–0.97%

CA, Inc.	357,103	11,413,012
Microsoft Corp.	210,094	12,660,264
Oracle Corp.	295,014	11,856,613
Red Hat, Inc. (b)	163,474	12,932,428
Symantec Corp.	482,214	11,761,200
		60,623,517

Technology Hardware, Storage & Peripherals–1.27%

Apple Inc.	114,509	12,655,535
Hewlett Packard Enterprise Co.	564,504	13,435,195
HP Inc.	839,334	12,925,744
NetApp, Inc.	344,599	12,598,539
Seagate Technology PLC	327,221	13,121,562
Western Digital Corp.	228,908	14,572,283
		79,308,858

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The)	390,265	11,977,233

Tobacco–0.58%

Altria Group, Inc.	185,799	11,878,130
Philip Morris International Inc.	121,071	10,688,148
Reynolds American Inc.	250,464	13,550,102
		36,116,380

Trading Companies & Distributors–0.66%

Fastenal Co.	291,088	13,797,571
United Rentals, Inc. (b)	151,597	15,327,973
W.W. Grainger, Inc.	53,087	12,240,269
		41,365,813

	Shares	Value

Trucking–0.46%

J.B. Hunt Transport Services, Inc.	151,694	$14,467,057
Ryder System, Inc.	181,823	14,236,741
		28,703,798

Water Utilities–0.19%

American Water Works Co., Inc.	162,911	11,806,160
Total Common Stocks & Other Equity Interests (Cost $4,648,008,770)		6,167,077,316

Money Market Funds–1.15%

Government & Agency Portfolio – Institutional Class, 0.29% (e)	43,076,858	43,076,858
Treasury Portfolio – Institutional Class, 0.26% (e)	28,717,905	28,717,905
Total Money Market Funds (Cost $71,794,763)		71,794,763
TOTAL INVESTMENTS–99.69% (Cost $4,719,803,533)		6,238,872,079
OTHER ASSETS LESS LIABILITIES–0.31%		19,468,401
NET ASSETS–100.00%		$6,258,340,480

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks and Other Equity Interests	$6,167,077,316	$—	$—	$6,167,077,316
Money Market Funds	71,794,763			71,794,763
	6,238,872,079			6,238,872,079
Futures Contracts*	(7,830)	—	—	(7,830)
Total Investments	$6,238,864,249	$—	$—	$6,238,864,249

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts–Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	745	December-2016	$81,905,300	$(7,830)

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended

November 30, 2016.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/16	Dividend Income
Invesco Ltd.	$12,022,123	$680,347	$(714,080)	$264,242	$(239,893)	$12,012,739	$105,031

Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $596,373,019 and $255,328,341, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,534,423,568
Aggregate unrealized (depreciation) of investment securities	(103,465,254)
Net unrealized appreciation of investment securities	$1,430,958,314
Cost of investments for tax purposes is $4,807,913,765.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	VK-EQI-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.44%

Aerospace & Defense–0.99%

General Dynamics Corp.	791,759	$138,834,941

Agricultural Products–0.16%

Archer-Daniels-Midland Co.	506,819	21,909,785

Apparel, Accessories & Luxury Goods–0.34%

Michael Kors Holdings Ltd. (b)	1,025,386	47,670,195

Application Software–0.64%

Citrix Systems, Inc. (b)	1,040,732	90,262,686

Asset Management & Custody Banks–1.82%

Northern Trust Corp.	1,287,738	105,787,677
State Street Corp.	1,910,455	150,543,854
		256,331,531

Automobile Manufacturers–0.78%

General Motors Co.	3,172,408	109,543,248

Biotechnology–0.58%

Amgen Inc.	564,603	81,342,354

Broadcasting–0.21%

CBS Corp. -Class B	491,704	29,856,267

Building Products–0.66%

Johnson Controls International PLC	2,070,894	93,148,833

Cable & Satellite–1.57%

Charter Communications, Inc. -Class A (b)	301,764	83,078,647
Comcast Corp. -Class A	1,991,256	138,412,204
		221,490,851

Communications Equipment–1.95%

Cisco Systems, Inc.	5,048,321	150,540,932
Juniper Networks, Inc.	4,491,488	123,695,580
		274,236,512

Construction Machinery & Heavy Trucks–0.92%

Caterpillar Inc.	1,351,341	129,134,146

Data Processing & Outsourced Services–0.55%

PayPal Holdings, Inc. (b)	1,985,434	77,987,848

Diversified Banks–9.53%

Bank of America Corp.	17,380,703	367,080,447
Citigroup Inc.	8,195,839	462,163,361
Comerica Inc.	1,804,587	115,042,421

	Shares	Value

Diversified Banks–(continued)

JPMorgan Chase & Co.	4,952,832	$397,068,542
		1,341,354,771

Diversified Metals & Mining–0.53%

BHP Billiton Ltd. (Australia)	3,982,536	74,235,843

Drug Retail–1.28%

Walgreens Boots Alliance, Inc.	2,117,341	179,402,303

Electric Utilities–0.84%

FirstEnergy Corp.	1,447,808	45,301,912
PG&E Corp.	1,237,931	72,790,343
		118,092,255

Fertilizers & Agricultural Chemicals–1.40%

Agrium Inc. (Canada)	676,370	68,211,915
Mosaic Co. (The)	4,510,790	128,106,436
		196,318,351

Financial Exchanges & Data–0.30%

CME Group Inc. -Class A	376,512	42,511,970

Health Care Equipment–1.43%

Baxter International Inc.	2,050,620	90,986,009
Medtronic PLC	1,512,878	110,455,223
		201,441,232

Health Care Services–0.46%

Express Scripts Holding Co. (b)	861,517	65,371,910

Home Improvement Retail–0.47%

Kingfisher PLC (United Kingdom)	15,046,157	66,361,535

Hotels, Resorts & Cruise Lines–1.33%

Carnival Corp.	3,639,673	187,115,589

Industrial Conglomerates–1.14%

General Electric Co.	5,204,214	160,081,623

Industrial Machinery–0.71%

Ingersoll-Rand PLC	1,342,035	100,035,289

Insurance Brokers–1.93%

Aon PLC	1,028,845	117,391,214
Marsh & McLennan Cos., Inc.	1,047,938	72,632,583
Willis Towers Watson PLC	650,869	80,948,578
		270,972,375

Integrated Oil & Gas–3.20%

Exxon Mobil Corp.	940,549	82,109,928
Occidental Petroleum Corp.	1,282,007	91,484,019
Royal Dutch Shell PLC -Class A (United Kingdom)	6,951,227	176,972,110
TOTAL S.A. (France)	2,070,409	99,105,852
		449,671,909

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Integrated Telecommunication Services–0.67%

Orange S.A. (France)	1,397,177	$20,334,264
Verizon Communications Inc.	1,489,273	74,314,723
		94,648,987

Internet Software & Services–0.78%

eBay Inc. (b)	3,960,866	110,151,683

Investment Banking & Brokerage–3.64%

Charles Schwab Corp. (The)	2,785,917	107,703,551
Goldman Sachs Group, Inc. (The)	552,830	121,230,091
Morgan Stanley	6,853,984	283,480,778
		512,414,420

Managed Health Care–0.50%

Anthem, Inc.	497,224	70,869,337

Movies & Entertainment–0.54%

Time Warner Inc.	829,864	76,198,112

Oil & Gas Equipment & Services–1.33%

Baker Hughes Inc.	2,911,808	187,316,609

Oil & Gas Exploration & Production–4.45%

Apache Corp.	3,667,278	241,856,984
Canadian Natural Resources Ltd. (Canada)	4,758,055	160,591,663
Devon Energy Corp.	4,628,668	223,703,525
		626,152,172

Other Diversified Financial Services–0.50%

Voya Financial, Inc.	1,810,413	70,370,753

Packaged Foods & Meats–0.77%

Mondelez International, Inc. -Class A	2,636,375	108,724,105

Pharmaceuticals–4.07%

Eli Lilly and Co.	858,546	57,625,608
Merck & Co., Inc.	3,107,898	190,172,279
Novartis AG (Switzerland)	1,004,085	69,098,758
Pfizer Inc.	5,042,452	162,064,407
Sanofi (France)	1,165,023	93,782,088
		572,743,140

Railroads–0.87%

CSX Corp.	3,398,462	121,698,924

Regional Banks–5.05%

BB&T Corp.	1,370,873	62,032,004
Citizens Financial Group, Inc.	6,700,357	224,528,963
Fifth Third Bancorp	6,296,507	163,835,112
First Horizon National Corp.	4,530,051	86,433,373
PNC Financial Services Group, Inc. (The)	1,573,287	173,911,145
		710,740,597

Semiconductor Equipment–0.73%

Applied Materials, Inc.	3,190,342	102,729,012

Semiconductors–1.84%

Intel Corp.	2,957,619	102,629,379

	Shares	Value

Semiconductors–(continued)

QUALCOMM, Inc.	2,301,806	$156,822,043
		259,451,422

Systems Software–1.87%

Microsoft Corp.	1,585,848	95,563,200
Oracle Corp.	4,181,740	168,064,131
		263,627,331

Tobacco–0.67%

Philip Morris International Inc.	1,069,197	94,388,711

Wireless Telecommunication Services–0.44%

Vodafone Group PLC –ADR (United Kingdom)	2,504,784	61,216,921
Total Common Stocks & Other Equity Interests (Cost $6,729,913,673)		9,068,158,388

	Principal Amount

Bonds and Notes–19.57%

Advertising–0.03%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$4,145,000	4,168,426

Aerospace & Defense–0.11%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	3,091,000	3,085,890
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	1,938,000	1,829,260
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	6,465,000	6,452,972
2.50%, 01/15/2023	4,150,000	4,089,329
		15,457,451

Agricultural & Farm Machinery–0.10%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	14,645,000	14,612,444

Agricultural Products–0.03%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	3,940,000	4,734,818

Air Freight & Logistics–0.12%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	4,310,000	4,583,183
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	8,875,000	9,472,549
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	2,608,000	2,344,698
		16,400,430

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Airlines–0.17%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	$4,001,979	$4,069,512
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	3,357,115	3,548,051
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	4,759,473	4,988,523
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	1,585,564	1,671,184
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	5,140,369	5,182,135
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	4,139,309	4,297,121
		23,756,526

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	3,638,000	3,671,073

Application Software–0.39%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	38,518,000	43,717,930
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(c)(d)	12,775,000	11,904,703
		55,622,633

Asset Management & Custody Banks–0.17%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	4,260,000	4,257,981
4.40%, 05/27/2026(c)	8,854,000	8,870,318
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	3,975,000	3,942,115
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	4,515,000	4,404,407
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	3,217,000	3,066,301
		24,541,122

Automobile Manufacturers–0.18%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	5,220,000	5,229,190

	Principal Amount	Value

Automobile Manufacturers–(continued)

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	$2,847,000	$2,748,338
4.13%, 08/04/2025	7,006,000	6,949,157
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	4,317,000	4,819,894
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	5,467,000	5,705,949
		25,452,528

Automotive Retail–0.13%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	6,415,000	6,683,795
5.75%, 05/01/2020	7,393,000	7,958,428
AutoZone, Inc., Sr. Unsec. Global Notes, 3.13%, 04/21/2026	4,030,000	3,884,501
		18,526,724

Biotechnology–0.74%

AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/2017	24,000,000	24,063,000
4.50%, 05/14/2035	7,233,000	7,064,623
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	23,901,000	28,905,272
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	4,735,000	4,891,776
4.63%, 05/15/2044	13,875,000	13,445,194
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	19,850,000	19,851,637
4.40%, 12/01/2021	4,988,000	5,392,522
		103,614,024

Brewers–0.32%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	6,754,000	6,784,697
3.30%, 02/01/2023	6,427,000	6,523,125
4.70%, 02/01/2036	10,870,000	11,404,261
4.90%, 02/01/2046	12,141,000	13,007,606
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	3,501,000	3,446,460
4.20%, 07/15/2046	4,057,000	3,746,625
		44,912,774

Broadcasting–0.59%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)(d)	14,987,000	15,586,480
REGS, Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023(c)	61,171,000	67,096,941
		82,683,421

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–0.52%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(c)	$10,845,000	$11,294,010
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	4,735,000	5,016,389
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	2,465,000	3,126,608
Cox Communications, Inc., Sr. Unsec. Notes, 6.25%, 06/01/2018(c)	3,700,000	3,919,203
8.38%, 03/01/2039(c)	655,000	812,689
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	36,577,000	41,057,683
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	3,320,000	3,640,066
5.95%, 04/01/2041	3,365,000	4,098,866
		72,965,514

Commodity Chemicals–0.07%

Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	7,384,000	9,562,657

Communications Equipment–0.39%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(c)	14,876,000	19,701,402
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	34,079,000	34,739,281
		54,440,683

Construction & Engineering–0.11%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/2044	4,195,000	3,671,466
5.25%, 10/01/2054	13,347,000	11,351,477
		15,022,943

Construction Machinery & Heavy Trucks–0.14%

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 1.75%, 03/24/2017	19,085,000	19,120,126

Consumer Finance–0.02%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	3,423,000	3,432,150

Data Processing & Outsourced Services–0.29%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	32,533,000	33,346,325
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	7,245,000	7,520,390
		40,866,715

	Principal Amount	Value

Diversified Banks–1.45%

Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	$7,448,000	$7,346,547
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/2017	2,825,000	2,936,373
Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	6,710,000	6,614,104
5.65%, 05/01/2018	8,680,000	9,127,662
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	5,705,000	5,445,388
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	6,875,000	6,757,537
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/2044	2,765,000	2,947,818
6.68%, 09/13/2043	8,000,000	10,117,348
Unsec. Sub. Notes, 4.75%, 05/18/2046	4,145,000	4,095,728
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	8,535,000	9,030,124
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	4,365,000	4,238,483
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	3,640,000	3,741,276
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	6,410,000	6,249,750
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(e)	7,145,000	7,216,450
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	545,000	573,953
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	10,015,000	10,016,843
Sr. Unsec. Notes, 1.88%, 07/12/2021	17,675,000	17,134,560
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 05/27/2021(c)	10,240,000	10,087,854
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	3,225,000	3,118,012
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	7,365,000	7,447,510
Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	8,565,000	8,611,354
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	7,250,000	7,259,983

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	$7,235,000	$7,236,469
Svenska Handelsbanken AB (Sweden), Series BKNT, Sr. Unsec. Gtd. Medium-Term Notes, 1.88%, 09/07/2021	5,000,000	4,842,328
U.S. Bancorp, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	3,245,000	3,159,209
Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.50%, 01/16/2018	2,070,000	2,065,958
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	6,840,000	6,833,933
Sr. Unsec. Notes, 3.90%, 05/01/2045	10,810,000	10,273,489
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	4,515,000	4,594,599
4.65%, 11/04/2044	14,430,000	14,540,714
		203,661,356

Diversified Capital Markets–0.05%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	6,536,000	6,914,595

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	8,092,000	8,127,087

Diversified Metals & Mining–0.06%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	2,175,000	2,789,222
9.00%, 05/01/2019	5,240,000	6,078,861
		8,868,083

Diversified REIT’s–0.04%

Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(c)	5,226,000	4,950,451

Diversified Support Services–0.05%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2017	6,115,000	6,380,201

Drug Retail–0.19%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	3,740,000	3,745,829
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	8,372,352	9,410,352
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.10%, 06/01/2023	3,078,000	3,040,288
3.30%, 11/18/2021	6,129,000	6,263,014
4.50%, 11/18/2034	4,519,000	4,458,782
		26,918,265

	Principal Amount	Value

Electric Utilities–0.14%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	$6,390,000	$6,094,463
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	2,150,000	2,285,416
4.88%, 01/22/2044(c)	9,110,000	9,029,112
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	1,050,000	1,175,984
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	355,000	456,079
		19,041,054

Electrical Components & Equipment–0.18%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	25,825,000	25,861,168

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	4,786,000	4,742,735

Fertilizers & Agricultural Chemicals–0.02%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	3,055,000	3,049,521

Financial Exchanges & Data–0.07%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	9,185,000	9,839,133

General Merchandise Stores–0.03%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	3,650,000	3,620,605

Health Care Distributors–0.08%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	11,085,000	11,148,284

Health Care Equipment–0.76%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 3.88%, 05/15/2024	6,825,000	7,049,549
4.88%, 05/15/2044	7,465,000	7,771,386
Sr. Unsec. Notes, 2.68%, 12/15/2019	3,198,000	3,256,790
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	7,055,000	7,174,392
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	10,944,000	11,215,056
4.38%, 03/15/2035	3,635,000	3,767,367
4.63%, 03/15/2044	5,490,000	5,783,932
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	20,477,000	25,417,076
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	9,978,000	12,509,917

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	$22,224,000	$23,182,410
		107,127,875

Health Care Facilities–0.49%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	26,567,000	25,819,803
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	35,879,000	42,808,132
		68,627,935

Health Care REIT’s–0.09%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	5,085,000	5,042,581
4.20%, 03/01/2024	4,690,000	4,753,706
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	2,080,000	2,306,847
		12,103,134

Health Care Services–0.10%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	5,685,000	5,693,931
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	6,132,000	6,197,751
4.70%, 02/01/2045	2,694,000	2,660,784
		14,552,466

Home Improvement Retail–0.05%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	6,883,000	6,817,013

Homebuilding–0.06%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	10,130,000	8,737,125

Hotels, Resorts & Cruise Lines–0.01%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,225,000	1,228,252

Housewares & Specialties–0.06%

Newell Brands Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	2,410,000	2,740,243
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	5,638,000	6,019,267
		8,759,510

Hypermarkets & Super Centers–0.22%

Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(f)	30,615,000	31,246,434

	Principal Amount	Value

Integrated Oil & Gas–0.34%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	$14,553,000	$14,599,992
1.72%, 06/24/2018	5,275,000	5,314,985
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	3,630,000	3,764,194
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	4,005,000	4,004,459
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	7,430,000	7,268,227
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	9,844,000	9,182,970
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	3,379,000	3,383,335
		47,518,162

Integrated Telecommunication Services–0.54%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	5,334,000	5,233,502
3.40%, 05/15/2025	2,967,000	2,860,811
3.80%, 03/15/2022	3,340,000	3,419,570
4.50%, 05/15/2035	4,755,000	4,503,660
4.80%, 06/15/2044	10,275,000	9,677,185
5.15%, 03/15/2042	1,370,000	1,348,997
5.35%, 09/01/2040	2,077,000	2,107,724
6.15%, 09/15/2034	3,675,000	4,031,576
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/2017	5,420,000	5,420,303
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	3,600,000	4,236,138
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	857,000	764,680
4.40%, 11/01/2034	3,285,000	3,189,791
4.52%, 09/15/2048	19,069,000	18,178,907
5.01%, 08/21/2054	6,727,000	6,672,683
5.15%, 09/15/2023	4,525,000	5,005,917
		76,651,444

Internet & Direct Marketing Retail–0.43%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(c)(d)	28,748,000	28,855,805
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	22,928,000	24,332,340
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	8,810,000	7,735,717
		60,923,862

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–1.79%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	$5,510,000	$6,053,969
Unsec. Sub. Notes, 4.25%, 10/21/2025	5,807,000	5,874,782
Series 0000, Sr. Unsec. Exchangeable Basket- Linked Conv. Medium-Term Notes, 1.00%, 03/15/2017(c)(g)	61,461,000	106,864,084
1.00%, 09/28/2020(c)(h)	59,890,000	75,454,812
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	33,155,000	33,610,881
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	11,653,000	11,469,856
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(c)	6,100,000	6,149,999
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	6,870,000	7,040,658
		252,519,041

IT Consulting & Other Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	4,954,000	5,134,061

Life & Health Insurance–0.32%

Jackson National Life Global Funding, Sec. Notes, 2.10%, 10/25/2021(c)	5,295,000	5,163,774
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	9,220,000	9,442,972
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	4,010,000	4,341,637
Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	15,764,000	16,416,811
6.63%, 12/01/2037	3,475,000	4,352,873
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	4,985,000	5,027,627
		44,745,694

Managed Health Care–0.10%

Aetna Inc., Sr. Unsec. Global Notes, 4.38%, 06/15/2046	3,759,000	3,679,057
3.95%, 09/01/2020	9,990,000	10,465,984
		14,145,041

Movies & Entertainment–0.09%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	12,111,000	13,102,588

	Principal Amount	Value

Multi-Line Insurance–0.40%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	$3,855,000	$3,876,368
4.38%, 01/15/2055	7,405,000	6,688,885
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	4,915,000	5,447,481
Sr. Unsec. Notes, 7.35%, 11/15/2019	425,000	484,120
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	9,460,000	8,961,397
New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(c)	31,095,000	31,178,521
		56,636,772

Multi-Utilities–0.03%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	4,395,000	4,323,581

Office REIT’s–0.06%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	1,650,000	1,659,437
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	6,115,000	6,129,214
		7,788,651

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	5,065,000	4,992,011

Oil & Gas Drilling–0.01%

Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/2017	1,150,000	1,157,188

Oil & Gas Equipment & Services–0.32%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	10,666,000	11,659,271
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	30,170,000	32,734,450
		44,393,721

Oil & Gas Exploration & Production–0.32%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	3,136,000	3,343,308
6.60%, 03/15/2046	4,830,000	5,645,645
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	10,145,000	10,779,062

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	$8,738,000	$8,816,240
4.15%, 11/15/2034	9,367,000	8,842,645
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	7,940,000	7,718,617
		45,145,517

Oil & Gas Storage & Transportation–0.44%

Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	4,989,000	5,134,669
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	3,640,000	3,324,208
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	555,000	635,592
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	2,889,000	3,140,851
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	3,770,000	3,825,125
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	4,420,000	4,851,799
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	4,203,000	4,119,045
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	4,275,000	4,292,433
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	5,468,000	5,043,804
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	8,165,000	7,643,763
5.50%, 02/15/2020	5,405,000	5,844,113
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	3,835,000	4,591,350
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	9,710,000	9,514,115
		61,960,867

Other Diversified Financial Services–0.18%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	6,568,000	6,566,424
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	9,335,000	9,346,276
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	10,205,000	9,973,168
		25,885,868

Packaged Foods & Meats–0.22%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	8,595,000	8,641,396
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 1.60%, 06/30/2017	10,860,000	10,876,914
2.25%, 06/05/2017	8,220,000	8,248,388

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	$648,000	$663,765
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	2,136,000	2,190,854
		30,621,317

Paper Packaging–0.11%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	2,855,000	3,176,457
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	11,003,000	11,678,480
		14,854,937

Pharmaceuticals–0.94%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/2017	9,281,000	9,281,487
4.85%, 06/15/2044	9,265,000	9,289,330
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	6,079,000	6,105,191
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	29,720,000	29,780,629
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	14,556,000	14,001,052
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	9,593,000	9,455,101
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.15%, 06/15/2021(c)	4,535,000	4,449,726
5.25%, 06/15/2046(c)	6,205,000	5,746,345
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	3,945,000	3,946,892
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	1,234,000	1,246,008
Roche Holdings, Inc. (Switzerland), Sr. Unsec. Gtd. Notes, 1.35%, 09/29/2017(c)	28,640,000	28,695,834
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	3,755,000	3,544,579
4.10%, 10/01/2046	3,322,000	2,890,246
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	4,101,000	3,928,223
		132,360,643

Property & Casualty Insurance–0.26%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	9,030,000	8,853,274

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Property & Casualty Insurance–(continued)

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	$4,185,000	$4,227,210
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	9,510,000	11,572,481
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	6,455,000	6,919,695
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	5,040,000	5,411,748
		36,984,408

Railroads–0.24%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	19,380,000	21,915,534
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	1,660,000	1,859,170
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	4,410,000	4,381,051
4.85%, 06/15/2044	5,560,000	6,060,350
		34,216,105

Regional Banks–0.10%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	4,700,000	4,596,673
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	10,295,000	9,976,045
		14,572,718

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	7,510,000	7,967,149

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	5,806,000	5,711,194

Research & Consulting Services–0.01%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	2,050,000	2,119,226

Retail REIT’s–0.02%

Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.88%, 08/15/2022	3,295,000	3,359,254

Semiconductor Equipment–0.31%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	25,178,000	44,329,016

Semiconductors–0.66%

Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	8,126,000	8,143,048

	Principal Amount	Value

Semiconductors–(continued)

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	$19,521,000	$25,987,331
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	37,410,000	34,487,344
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	24,412,000	24,503,545
		93,121,268

Specialized Finance–0.32%

AerCap Ireland Capital Ltd. /AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	4,189,000	4,267,544
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	11,615,000	11,709,372
3.00%, 09/15/2023	6,731,000	6,434,415
4.25%, 09/15/2024	4,355,000	4,447,544
National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	18,075,000	18,066,812
		44,925,687

Specialized REIT’s–0.17%

Crown Castle International Corp., Sr. Unsec. Notes, 4.45%, 02/15/2026	6,640,000	6,847,500
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	5,425,000	5,801,883
6.11%, 01/15/2020(c)	6,300,000	6,904,217
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	4,667,000	4,496,746
		24,050,346

Systems Software–0.32%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	11,739,000	10,880,585
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	11,739,000	10,616,458
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	4,259,000	4,049,189
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	13,245,000	12,939,246
4.30%, 07/08/2034	6,045,000	6,229,947
		44,715,425

Technology Distributors–0.05%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	7,645,000	7,431,575

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.36%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	$7,303,000	$7,178,206
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	7,237,000	7,554,335
8.35%, 07/15/2046(c)	278,000	324,338
NetApp, Inc., Sr. Unsec. Global Notes, 3.38%, 06/15/2021	7,340,000	7,460,784
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	24,327,000	21,960,202
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	890,000	832,706
5.75%, 12/01/2034	7,094,000	5,994,430
		51,305,001

Thrifts & Mortgage Finance–0.40%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/2020	6,962,000	9,468,320
5.00%, 05/01/2017	26,864,000	27,485,230
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/2019	4,063,000	5,543,455
3.00%, 11/15/2017	10,874,000	14,129,404
		56,626,409

Tobacco–0.24%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	2,167,000	2,169,139
Sr. Unsec. Global Notes, 1.63%, 03/20/2017	14,525,000	14,549,010
3.60%, 11/15/2023	3,940,000	4,104,398
4.88%, 11/15/2043	11,740,000	12,576,628
		33,399,175

Trucking–0.12%

Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	7,805,000	7,903,725
4.88%, 10/01/2025(c)	7,745,000	8,350,888
		16,254,613

Wireless Telecommunication Services–0.23%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	6,610,000	5,998,304
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	6,080,000	5,902,266
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 1.63%, 03/20/2017	20,708,000	20,724,743
		32,625,313
Total Bonds and Notes (Cost $2,613,790,603)		2,754,462,312

	Principal Amount	Value

U.S. Treasury Securities–9.56%

U.S. Treasury Bills–0.01%

0.59%, 05/11/2017(i)(j)	$1,600,000	$1,595,956

U.S. Treasury Notes–9.09%

0.50%, 04/30/2017	310,000,000	309,954,740
0.88%, 04/30/2017	2,000,000	2,002,808
1.00%, 11/30/2018	194,861,000	194,415,742
1.25%, 01/31/2019	23,000,000	23,040,871
3.63%, 08/15/2019	58,350,000	61,912,559
1.00%, 11/15/2019	107,550,000	106,314,896
3.38%, 11/15/2019	10,000,000	10,573,050
1.75%, 11/30/2021	393,035,700	391,370,015
2.13%, 11/30/2023	24,619,000	24,503,586
2.00%, 11/15/2026	160,943,700	155,464,694
		1,279,552,961

U.S. Treasury Bonds–0.46%

2.25%, 08/15/2046	76,472,100	64,409,850
Total U.S. Treasury Securities (Cost $1,345,196,010)		1,345,558,767

	Shares

Preferred Stocks–0.94%

Asset Management & Custody Banks–0.19%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	483,000	26,232,938

Diversified Banks–0.02%

Wells Fargo & Co., 5.85% Pfd.	142,800	3,570,000

Oil & Gas Storage & Transportation–0.31%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	44,022,734

Regional Banks–0.42%

KeyCorp., Series A, $7.75 Conv. Pfd.	437,790	59,320,545
Total Preferred Stocks (Cost $106,190,013)		133,146,217

	Principal Amount

U.S. Government Sponsored Agency Securities–0.39%

Federal Home Loan Mortgage Corp. (FHLMC)–0.33%

Unsec. Global Notes, 4.88%, 06/13/2018	$33,680,000	35,614,007
6.75%, 03/15/2031	7,000,000	9,998,282
		45,612,289

Federal National Mortgage Association (FNMA)–0.06%

Unsec. Global Notes, 6.63%, 11/15/2030	6,315,000	8,893,793
Total U.S. Government Sponsored Agency Securities (Cost $55,447,058)		54,506,082

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount

Municipal Obligations–0.07%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	$2,600,000	$3,224,780
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057	4,980,000	6,086,905
Total Municipal Obligations (Cost $7,640,528)		9,311,685

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/2029	1	2
5.50%, 02/01/2037	34	38
		40

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/2018 to 07/01/2032	23,533	24,694
5.50%, 03/01/2021	62	65
8.00%, 08/01/2021	963	972
		25,731

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/2026 to 01/20/2031	27,553	29,736
7.50%, 12/20/2030	1,728	2,061
		31,797
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $55,144)		57,568

	Shares	Value

Money Market Funds–5.43%

Government & Agency Portfolio – Institutional Class, 0.29% (k)	458,293,924	$458,293,924
Treasury Portfolio – Institutional Class, 0.26% (k)	305,529,282	305,529,282
Total Money Market Funds (Cost $763,823,206)		763,823,206
TOTAL INVESTMENTS–100.40% (Cost $11,622,056,235)		14,129,024,225
OTHER ASSETS LESS LIABILITIES–(0.40)%		(55,977,802)
NET ASSETS–100.00%		$14,073,046,423

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $805,359,484, which represented 5.72% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Exchangeable for a basket of four common stocks and one ordinary share.

(h)	Exchangeable for a basket of five common shares.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3

(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equity and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2016, there were transfers from Level 1 to Level 2 of $525,654,607, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$8,468,267,938	$599,890,450	$—	$9,068,158,388
Preferred Stocks	106,913,279	26,232,938	—	133,146,217
U.S. Treasury Securities	—	1,345,558,767	—	1,345,558,767
Corporate Debt Securities	—	2,754,462,312	—	2,754,462,312
U.S. Government Sponsored Agency Securities	—	54,563,650	—	54,563,650
Municipal Obligations	—	9,311,685	—	9,311,685
Money Market Funds	763,823,206	—	—	763,823,206
	9,339,004,423	4,790,019,802	—	14,129,024,225
Forward Foreign Currency Contracts*	—	1,863,360	—	1,863,360
Futures Contracts*	304,688	—	—	304,688
Total Investments	$9,339,309,111	$4,791,883,162	$—	$14,131,192,273

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
12/16/16	State Street Bank and Trust Co.	AUD	74,194,646	USD	55,900,499	$54,765,610	$1,134,889
12/16/16	State Street Bank and Trust Co.	CAD	161,588,365	USD	119,320,121	120,338,471	(1,018,350)
12/16/16	State Street Bank and Trust Co.	CHF	54,597,122	USD	54,740,816	53,772,255	968,561
12/16/16	State Street Bank and Trust Co.	EUR	155,371,690	USD	166,596,518	164,847,313	1,749,205
12/16/16	State Street Bank and Trust Co.	GBP	181,607,806	USD	226,325,170	227,341,252	(1,016,082)
12/16/16	State Street Bank and Trust Co.	USD	10,211,611	CAD	13,772,578	10,256,748	45,137
Total Forward Foreign Currency Contracts—Currency Risk							$1,863,360

Currency Abbreviations:

AUD	— Australian Dollar	EUR	— Euro

CAD	— Canadian Dollar	GBP	— British Pound Sterling

CHF	— Swiss Franc	USD	— U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	432	March-2017	$(50,908,500)	$133,972
U.S. Treasury 10 Year Notes	Short	789	March-2017	(98,242,828)	170,716
Total Futures Contracts—Interest Rate Risk					$304,688

Invesco Equity and Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $496,993,610 and $1,031,343,068, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $2,452,545,095 and $2,360,978,073, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,688,743,007
Aggregate unrealized (depreciation) of investment securities	(258,525,479)
Net unrealized appreciation of investment securities	$2,430,217,528
Cost of investments for tax purposes is $11,698,806,697.

Invesco Equity and Income Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	FLR-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–86.27% (b)(c)

Aerospace & Defense–2.23%

Abacus Innovations Corp., Term Loan B	3.36%	08/16/2023	$7,262	$7,322,337
BE Aerospace, Inc., Term Loan	3.86%	12/16/2021	2,488	2,497,814
Booz Allen Hamilton Inc., Term Loan B	3.31%	06/30/2023	1,619	1,637,103
Cadence Aerospace, LLC, Term Loan	7.00%	05/09/2018	2,432	2,371,573
Camp International Holding Co., First Lien Term Loan	4.75%	08/18/2023	4,089	4,096,602
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	3,198	2,974,472
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $789,017)(d)	0.00%	07/18/2018	789	773,237
Revolver Loan (Acquired 07/22/2014; Cost $87,669)	8.50%	07/18/2018	88	85,915
Second Lien Term Loan	8.00%	07/18/2019	1,013	952,090
TransDigm Inc.,
Term Loan D	3.83%	06/04/2021	6,921	6,949,875
Term Loan E	3.75%	05/16/2022	7,886	7,923,036
Term Loan F	3.75%	06/09/2023	16,137	16,198,101
				53,782,155

Air Transport–0.53%

American Airlines, Inc.,
Term Loan	3.25%	06/27/2020	1,001	1,005,619
Term Loan	3.25%	10/10/2021	4,201	4,219,656
Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,145	1,127,685
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	5,842	5,980,393
United Airlines, Inc., Term Loan B-1	3.50%	09/15/2021	372	374,872
				12,708,225

Automotive–2.47%

Allison Transmission, Inc., Term Loan	3.25%	09/23/2022	4,120	4,162,890
BBB Industries US Holdings, Inc., Second Lien Term Loan	9.75%	11/03/2022	1,033	1,004,107
Britax Group Ltd., Term Loan	4.50%	10/15/2020	1,749	1,507,562
CH Hold Corp., Term Loan B (Acquired 09/09/2016-09/26/2016; Cost $3,205,280)	6.25%	11/20/2019	3,199	3,199,323
Dealer Tire, LLC, Term Loan	4.75%	12/22/2021	53	53,721
FCA US LLC, Term Loan	3.50%	05/24/2017	6,185	6,200,578
Federal-Mogul Holdings Corp.,
Term Loan B	4.00%	04/15/2018	3,662	3,634,483
Term Loan C	4.75%	04/15/2021	16,158	15,750,665
Fram Group Holdings, Inc., First Lien Term Loan	7.00%	07/29/2017	1,231	1,221,989
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.86%	04/30/2019	877	885,602
Innovative Xcessories & Services LLC, Term Loan (e)	—	11/29/2022	1,065	1,070,827
Key Safety Systems, Inc., Term Loan	5.50%	08/29/2021	2,829	2,837,609
Midas Intermediate Holdco II, LLC, First Lien Incremental Term Loan	4.50%	08/18/2021	4,160	4,193,688
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	5,133	5,136,110
Transtar Holding Co.,
First Lien Term Loan(f)	0.00%	10/09/2018	4,621	3,154,146
Second Lien Term Loan(f)	0.00%	10/09/2019	1,654	24,804
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021	4,269	4,322,253
Second Lien Term Loan	8.50%	09/17/2022	1,406	1,363,870
				59,724,227

Beverage and Tobacco–0.17%

Constellation Brands Canada, Inc. (Canada), Term Loan B-1(e)	—	11/15/2023	1,105	1,114,559
Culligan Holding, Inc., Term Loan B-1(e)	—	11/16/2023	1,541	1,546,887

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Beverage and Tobacco–(continued)

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		$1,508	$1,417,689
					4,079,135

Building & Development–1.91%

American Builders & Contractors Supply Co., Inc., Term Loan	3.50%	10/31/2023		6,585	6,622,635
Beazer Homes USA, Inc., Second Lien Term Loan B (Acquired 03/10/2016-07/06/2016; Cost $1,453,090)	6.75%	03/11/2018		1,467	1,460,008
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		3,330	3,364,206
Forterra Finance, LLC, Second Lien Term Loan	6.00%	10/25/2023		2,307	2,311,884
HD Supply, Inc.,
Term Loan B-1(e)	—	08/13/2021		693	696,426
Term Loan B-2	3.63%	10/17/2023		3,667	3,692,193
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 05/01/2012; Cost $12,703)(d)	0.00%	02/28/2017		13	5,208
PIK Exit Revolver Loan (Acquired 05/15/2012-03/31/2016; Cost $158,863)(g)	5.00%	02/28/2017		159	65,134
Mueller Water Products, Inc., Term Loan	4.03%	11/25/2021		104	104,804
Quikrete Holdings, Inc., First Lien Term Loan(e)	—	11/03/2023		11,536	11,582,626
Re/Max, Inc., Term Loan	4.00%	07/31/2020		3,041	3,042,080
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		11,857	11,975,906
WireCo WorldGroup, Inc., Term Loan	6.50%	09/30/2023		1,180	1,192,282
					46,115,392

Business Equipment & Services–8.05%

Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		4,169	3,964,394
Allied Universal Holdco, LLC,
Delayed Draw Term Loan(d)	0.00%	07/28/2022		334	337,542
Delayed Draw Term Loan	5.50%	07/28/2022		345	348,519
First Lien Incremental Term Loan	5.50%	07/28/2022		3,425	3,457,745
Alorica Inc., Term Loan B	5.50%	06/30/2022		2,692	2,846,451
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/2019		1,268	1,275,815
Incremental Term Loan B-2	4.34%	07/08/2020		13,539	13,604,756
Incremental Term Loan B-4	5.00%	08/04/2022		35	34,916
Incremental Term Loan B-5	4.75%	11/03/2023		3,755	3,785,741
Second Lien Term Loan	8.50%	03/03/2021		13,942	14,131,251
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020		3,242	3,248,389
Revolver Loan(d)	0.00%	12/18/2018		992	917,917
Second Lien Term Loan	7.50%	12/17/2021		1,110	1,111,165
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		251	254,835
Term Loan	8.00%	05/01/2019		2,721	2,764,912
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		2,943	2,045,455
Term Loan B	4.50%	04/09/2021		6,123	5,189,275
Cotiviti Corp.,
Term Loan A (Acquired 09/27/2016; Cost $1,626,277)	4.11%	09/28/2021		1,632	1,626,094
Term Loan B	3.61%	09/28/2023		2,670	2,674,663
CRCI Holdings Inc., Term Loan	6.50%	08/31/2023		2,449	2,452,257
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		4,531	3,247,259
Second Lien Term Loan	8.75%	12/21/2020		576	265,158
Dream Secured Bondco AB (Sweden), Term Loan B-1A	4.50%	10/21/2022	EUR	892	961,274
Equinix, Inc., Term Loan B (Acquired 12/08/2015; Cost $704,992)	4.00%	01/08/2023		707	713,618
First Data Corp.,
Term Loan	3.58%	03/24/2021		28,248	28,413,857
Term Loan	4.33%	07/10/2022		7,866	7,911,466

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

Genesys Telecom Holdings, U.S., Inc.,
Term Loan B(e)	—	12/01/2023	EUR	885	$939,807
Term Loan B(e)	—	12/01/2023		$7,784	7,842,036
Global Payments Inc., Term Loan B	3.11%	04/22/2023		1,064	1,074,878
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		3,202	3,214,471
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		40	37,540
KAR Auction Services, Inc.,
Term Loan B-2(e)	—	03/11/2021		730	735,966
Term Loan B-3	4.38%	03/09/2023		7,476	7,577,448
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		3,750	3,558,747
Term Loan	4.25%	07/25/2021		10,403	10,346,938
Kronos Inc., Term Loan	5.00%	11/01/2023		3,870	3,884,243
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.00%	08/31/2021		5,676	5,739,895
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		788	746,279
Prime Security Services Borrower, LLC, First Lien Term Loan B	4.75%	07/01/2021		5,985	6,036,112
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		11,332	11,235,771
TaxAct, Inc., Term Loan	7.00%	12/31/2022		2,551	2,569,724
TNS Inc., Second Lien Term Loan	9.00%	08/14/2020		231	228,997
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		6,007	6,046,353
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		2,190	2,197,154
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		1,927	1,953,399
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		559	552,139
Canadian Second Lien Term Loan	8.00%	05/14/2023		39	38,472
First Lien Term Loan	4.25%	05/13/2022		3,194	3,152,748
Second Lien Term Loan	8.00%	05/12/2023		222	219,656
WEX Inc., Term Loan B	4.25%	07/01/2023		6,968	7,051,009
					194,564,506

Cable & Satellite Television–4.34%

Altice US Finance I Corp., Term Loan	3.88%	01/25/2025		3,030	3,049,983
Block Communications, Inc., Term Loan B (Acquired 10/30/2014; Cost $1,142,451)	4.09%	11/07/2021		1,147	1,157,966
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		15,510	15,677,188
CSC Holdings, LLC, Term Loan	3.88%	10/09/2024		11,589	11,687,983
ION Media Networks, Inc.,
Term Loan B-1	4.75%	12/18/2020		306	307,122
Term Loan B-2(e)	—	12/18/2020		4,539	4,555,492
MCC Iowa LLC, Term Loan H	3.25%	01/29/2021		3,202	3,227,039
Mediacom Illinois, LLC, Term Loan G	3.50%	06/30/2021		174	175,368
Numericable-SFR S.A.,(France)
Euro Term Loan B-10	3.75%	01/14/2025	EUR	1,968	2,100,400
Term Loan B-10(e)	—	01/14/2025		8,656	8,647,514
Quebecor Media Inc. (Canada), Term Loan B-1	3.40%	08/17/2020		3,430	3,427,366
Telenet Finance USD LLC,
Term Loan AE	3.25%	01/31/2025	EUR	610	650,416
Term Loan AF	3.55%	01/31/2025		3,244	3,244,111
UPC Financing Partnership, Term Loan AN	4.08%	08/31/2024		18,290	18,393,692
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		7,818	7,871,419
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		586	588,402
WideOpenWest Finance LLC, Term Loan B	4.50%	08/19/2023		4,183	4,197,045
Ziggo Secured Finance Partnership,(Netherlands)
Term Loan C	3.75%	08/31/2024	EUR	1,038	1,104,469
Term Loan D	3.54%	08/01/2024		14,697	14,735,465
					104,798,440

Chemicals & Plastics–2.23%

Axalta Coating Systems Dutch Holding B B.V., Term Loan B	3.75%	02/01/2020		1,839	1,849,882

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		$141	$141,885
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		767	759,401
Colouroz Investment LLC,(Germany)
First Lien Term Loan B-2	4.50%	09/07/2021		4,095	4,094,717
Second Lien Term Loan B-2	8.25%	09/05/2022		4,949	4,825,231
Term Loan C	4.50%	09/07/2021		677	676,904
Constantinople Acquisition GmbH (Austria), Term Loan B-2-A	4.00%	04/30/2022		471	472,528
Ferro Corp., Term Loan	4.09%	07/30/2021		1,019	1,019,466
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		3,412	3,459,178
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		1,999	2,006,490
Ineos Holdings Ltd.,
Term Loan	3.75%	05/04/2018		9,397	9,424,068
Term Loan 1	3.11%	12/31/2016		951	951,806
Inovyn Finance PLC (United Kingdom), Term Loan	4.50%	05/15/2021	EUR	144	154,893
MacDermid, Inc.,
Euro Term Loan C-4(e)	—	06/07/2020	EUR	896	960,316
Term Loan B-3	5.50%	06/07/2020		9	9,434
Term Loan B-4	5.00%	06/07/2023		2,049	2,071,036
Term Loan B-5(e)	—	06/07/2020		189	190,971
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		5,813	5,667,873
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		9,254	8,868,567
Prolampac IPG Borrower LLC, Term Loan	5.00%	11/18/2023		1,597	1,610,802
Royal Holdings, Inc.,
Second Lien Term Loan	8.50%	06/19/2023		660	655,472
Term Loan	4.50%	06/17/2022		748	753,406
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		1,278	1,278,402
Versum Materials, Term Loan	3.34%	09/30/2023		1,925	1,942,374
					53,845,102

Clothing & Textiles–0.94%

ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021		3,057	3,062,636
Second Lien Term Loan	9.50%	05/27/2022		2,712	2,664,069
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		7,062	6,892,849
Oak Parent, Inc., Term Loan	5.50%	10/26/2023		3,026	3,037,808
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	4.00%	08/01/2023		1,757	1,779,018
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		5,211	5,266,100
					22,702,480

Conglomerates–0.04%

Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		961	962,545
Spectrum Brands, Inc., Term Loan B	3.29%	06/23/2022		24	23,875
					986,420

Containers & Glass Products–2.74%

Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022		760	761,753
Term Loan	4.50%	10/01/2021		6,449	6,494,473
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,916	1,923,372
BWAY Holding Co., Term Loan	5.50%	08/14/2020		205	205,844
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		371	367,891
Duran Group,(Germany)
Term Loan C (Acquired 07/15/2015; Cost $2,416,321)	8.25%	11/28/2019		2,416	2,404,239
Term Loan D-2 (Acquired 09/20/2016; Cost $22,890,994)	8.51%	11/28/2019		22,999	22,884,221
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan(e)	—	10/19/2023		2,113	2,125,100
Second Lien Term Loan(e)	—	10/19/2024		393	398,309
Hoffmaster Group, Inc., First Lien Term Loan	5.50%	11/21/2023		3,214	3,223,967

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–(continued)

Keter Group B.V. (Netherlands), Term Loan B-1	5.25%	10/31/2023	EUR	1,032	$1,088,791
Multi Packaging Solutions, Inc.,
Term Loan C	4.25%	09/30/2020		$1,994	1,993,585
Term Loan D	4.25%	10/14/2023		1,028	1,029,406
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022		415	391,986
Term Loan B-1	4.25%	10/01/2021		572	569,817
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		15,553	15,655,923
SIG Combibloc PurchaseCo Sarl, Term Loan	3.75%	03/13/2022	EUR	204	218,837
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		1,122	1,120,494
TricorBraun, Inc.,
Delayed Draw Term Loan(e)	—	11/30/2023		308	308,513
Term Loan(e)	—	11/30/2023		3,080	3,085,128
					66,251,649

Cosmetics & Toiletries–0.60%

Coty Inc., Incremental Term Loan B	3.09%	10/27/2022		4,711	4,719,836
Galleria Co., Term Loan B	3.75%	01/26/2023		6,278	6,311,744
Revlon Consumer Products Corp., Term Loan B	4.25%	09/07/2023		3,504	3,514,147
					14,545,727

Drugs–1.33%

BPA Laboratories,
First Lien Term Loan	3.39%	04/29/2020		1,202	1,063,916
Second Lien Term Loan	3.39%	04/29/2020		1,045	731,697
Catalent Pharma Solutions Inc., Term Loan	4.25%	05/20/2021		7,782	7,820,495
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		1,618	1,612,887
Grifols Worldwide Operations USA, Inc., Term Loan B	3.46%	02/27/2021		10,698	10,796,611
Valeant Pharmaceuticals International, Inc.,(Canada)
Series C-2 Term Loan B	5.25%	12/11/2019		6,414	6,361,569
Series E-1 Term Loan B	5.25%	08/05/2020		3,799	3,760,414
					32,147,589

Ecological Services & Equipment–0.80%

Advanced Disposal Services Inc., Term Loan B-3	3.50%	11/10/2023		8,331	8,344,353
Casella Waste Systems, Inc., Term Loan	4.00%	10/17/2023		1,106	1,110,485
PHM France Holdco 19 SAS (France), Term Loan B-2	3.75%	10/30/2020	EUR	161	172,871
PSSI Holdings LLC, Term Loan(e)	—	11/25/2021		632	635,977
Waste Industries USA, Inc., Term Loan B	3.50%	02/27/2020		7,005	7,035,781
WCA Waste Corp., Term Loan	4.00%	08/11/2023		2,065	2,068,013
					19,367,480

Electronics & Electrical–11.55%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		11,565	10,957,612
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.54%	02/01/2023		26,359	26,640,807
Blackboard, Inc., Term Loan B-4	6.00%	06/30/2021		7,163	7,127,689
Cavium, Inc., Term Loan B	3.75%	08/16/2022		2,391	2,411,649
CommScope, Inc., Term Loan 5	3.25%	12/29/2022		4,598	4,647,369
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		3,019	3,027,830
Cortes NP Acquisition Corp., Term Loan(e)	—	11/30/2023		8,119	8,050,129
Dell International LLC, Term Loan B	4.00%	09/07/2023		18,639	18,838,254
Dell International LLC, Term Loan A-2	2.86%	09/07/2021		8,939	8,846,196
Deltek, Inc., Term Loan	5.00%	06/25/2022		6,713	6,752,542
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		2,440	2,441,876
Diebold, Inc., Term Loan B	5.25%	11/06/2023		4,854	4,939,203
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		550	554,008
Interoute Finco plc (Luxembourg), Term Loan (e)	—	11/14/2023	EUR	748	801,532
Lattice Semiconductor Corp., Term Loan (Acquired 03/06/2015-05/15/2015; Cost $2,780,997)	5.51%	03/10/2021		2,799	2,796,986

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)

Lully Finance LLC,
First Lien Term Loan B-1	5.00%	10/16/2022		$1,492	$1,496,212
First Lien Term Loan B-4(e)	—	10/16/2022	EUR	1,193	1,277,635
Second Lien Term Loan B-1	9.50%	10/16/2023		1,281	1,274,590
MA Finance Co., LLC,
Term Loan B-2	4.50%	11/19/2021		994	1,003,073
Term Loan C	4.50%	11/20/2019		6,482	6,535,787
MACOM Technology Solutions Holdings, Inc., Term Loan	4.63%	05/07/2021		2,098	2,116,405
Mediaocean LLC, Term Loan	5.75%	08/15/2022		2,362	2,369,292
Meter Reading Holding, LLC, Term Loan	6.75%	08/29/2023		4,077	4,127,957
Micron Technology, Inc, Term Loan	4.36%	04/26/2022		3,207	3,247,639
Microsemi Corp., Term Loan B	3.75%	01/15/2023		4,042	4,074,871
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,817	1,780,468
MKS Instruments, Inc., Term Loan B-1	4.25%	05/01/2023		3,323	3,349,040
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		313	313,863
Second Lien Term Loan (Acquired 05/28/2014; Cost $797,444)	8.50%	06/01/2021		803	794,590
MTS Systems, Term Loan B	5.00%	07/05/2023		1,987	2,009,689
Natel Engineering Co., Inc., Term Loan (Acquired 04/06/2015-05/15/2015; Cost $2,276,171)	6.75%	04/10/2020		2,290	2,301,112
NeuStar, Inc., Term Loan A	3.86%	01/22/2019		5,174	5,206,318
NXP B.V., Term Loan F	3.41%	12/07/2020		122	122,462
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,846	1,853,351
Omnitracs, Inc.,
Second Lien Term Loan	8.75%	05/25/2021		311	297,233
Term Loan	4.75%	11/25/2020		5,486	5,496,232
ON Semiconductor Corp., Term Loan	3.78%	03/31/2023		15,482	15,604,918
Quest Software US Holdings Inc., Term Loan	7.00%	10/31/2022		9,259	9,279,644
Rocket Software, Inc.,
Second Lien Term Loan	10.50%	10/14/2024		978	984,158
Term Loan	5.25%	10/14/2023		5,017	5,042,782
RP Crown Parent, LLC, Term Loan	4.50%	10/12/2023		1,522	1,533,173
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		8,403	8,478,494
Sophia, L.P., Term Loan	4.75%	09/30/2022		6,036	6,058,956
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/2022		3,524	3,555,695
Term Loan B-2	4.00%	07/08/2022		407	410,272
Sybil Software LLC, Term Loan	5.00%	09/30/2022		9,265	9,376,034
Tempe Holdco Corp., Term Loan B(e)	—	12/01/2023		4,542	4,550,305
TTM Technologies, Inc., Term Loan B	5.25%	05/31/2021		4,979	5,001,200
Verifone, Inc., Term Loan B	3.50%	07/08/2021		2,008	2,001,382
Veritas US Inc.,
Euro Term Loan B-1	6.63%	01/27/2023	EUR	5,871	5,654,601
Term Loan B-1	6.63%	01/27/2023		15,752	14,212,070
VF Holding Corp., Term Loan	4.75%	06/30/2023		2,521	2,533,403
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		16,260	16,473,369
Zebra Technologies Corp., Term Loan	4.09%	10/27/2021		8,569	8,621,743
					279,253,700

Equipment Leasing–0.10%

Flying Fortress Inc., Term Loan	3.59%	04/30/2020		104	105,014
IBC Capital US LLC, Term Loan	4.98%	09/09/2021		2,403	2,372,917
					2,477,931

Financial Intermediaries–1.00%

Bankruptcy Management Solutions, Inc., Term Loan B (Acquired 06/27/2013; Cost $20,826)	7.00%	06/27/2018		21	19,399
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		448	452,053
iPayment Inc., Term Loan	6.75%	05/08/2017		6,021	5,794,914
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		16	16,686

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)

MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		$9,269	$9,089,837
RJO Holdings Corp., Term Loan	7.36%	12/10/2017		1,585	1,367,312
RPI Finance Trust, Term Loan B-5	3.18%	10/14/2022		2,183	2,205,153
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/21/2015; Cost $90,789)	9.00%	10/26/2023		91	90,285
Term Loan	4.75%	10/26/2022		2,967	2,985,312
TMF Group Holdco B.V. (Netherlands), Term Loan B	4.00%	09/30/2023	EUR	2,094	2,257,102
					24,278,053

Food & Drug Retailers–1.42%

Adria Group Holding B.V. (Netherlands), Term Loan(e)	—	06/04/2018	EUR	5,901	5,289,668
Albertson’s, LLC,
Term Loan B-4	4.50%	08/25/2021		12,877	12,911,450
Term Loan B-5	4.75%	12/21/2022		3,774	3,790,653
Term Loan B-6	4.75%	06/22/2023		3,552	3,567,427
Pret A Manger (United Kingdom), Term Loan B-2	5.26%	06/20/2022	GBP	1,750	2,203,963
Rite Aid Corp.,
Second Lien Term Loan 1	5.75%	08/21/2020		2,637	2,651,846
Second Lien Term Loan 2	4.88%	06/21/2021		2,911	2,931,011
Supervalu Inc., Term Loan	5.50%	03/21/2019		1,047	1,052,207
					34,398,225

Food Products–2.78%

AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		6,835	6,870,299
Candy intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		4,028	4,033,888
Chefs’ Warehouse Parent, LLC,
Delayed Draw Term Loan(e)	—	06/22/2022		74	73,973
Term Loan	6.75%	06/22/2022		1,615	1,611,206
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		15	13,107
Second Lien Term Loan	8.75%	07/03/2021		2,515	1,949,508
Dole Food Co., Inc., Term Loan B	4.61%	11/01/2018		8,394	8,429,726
Hearthside Group Holdings, LLC,
Revolver Loan(d)	0.00%	06/02/2019		1,432	1,426,990
Revolver Loan	3.53%	06/02/2019		1,270	1,265,444
Term Loan	4.50%	06/02/2021		396	397,899
Hostess Brands, LLC, Term Loan B(e)	—	08/03/2022		157	158,766
Jacobs Douwe Egberts International B.V., Term Loan B-1	3.25%	07/02/2022		5,606	5,626,626
JBS USA, LLC,
Incremental Term Loan	4.00%	10/30/2022		7,425	7,437,552
Term Loan	3.75%	05/25/2018		6,906	6,922,282
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		16,294	16,530,008
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		3,566	3,563,859
QCE LLC, PIK Term Loan (g)	10.00%	06/30/2019		6	539
Shearer’s Foods, LLC,
First Lien Term Loan (Acquired 03/04/2015; Cost $505,103)	4.94%	06/30/2021		503	504,464
Second Lien Term Loan	7.75%	06/30/2022		457	420,188
					67,236,324

Food Service–1.64%

Focus Brands, Inc., Term Loan	5.00%	10/05/2023		849	862,310
Landry’s, Inc., Term Loan B	4.00%	10/04/2023		3,043	3,065,877
New Red Finance, Inc., Term Loan B-2	3.75%	12/10/2021		1,130	1,139,180
Pizza Hut Holdings, LLC, Term Loan B	3.30%	06/16/2023		2,213	2,237,990
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		3,491	3,511,831
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,703,262)	8.75%	02/28/2019		1,734	1,665,087
Steak ‘n Shake, Inc., Term Loan	4.75%	03/19/2021		2,590	2,580,389

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–(continued)

TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		$2,321	$2,329,336
Second Lien Term Loan (Acquired 10/01/2014; Cost $1,075,330)	8.50%	10/01/2022		1,083	1,072,412
US Foods, Inc., Second Lien Incremental Term Loan	3.75%	06/27/2023		21,027	21,179,560
					39,643,972

Health Care–3.96%

Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.75%	02/11/2022		1,114	1,116,446
Term Loan B-2	3.75%	02/16/2023		3,938	3,958,140
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (Acquired 05/10/2016; Cost $2,313,896)	8.00%	07/23/2024	EUR	2,000	2,119,699
CareCore National, LLC, Term Loan	5.50%	03/05/2021		8,639	8,488,305
Community Health Systems, Inc.,
Incremental Term Loan F	4.16%	12/31/2018		3,142	3,051,244
Incremental Term Loan G	3.75%	12/31/2019		3,637	3,451,396
Revolver Loan	5.00%	01/27/2019		345	335,315
Revolver Loan (d)	0.00%	01/27/2019		1,629	1,580,769
Convatec Inc., Term Loan B	3.25%	10/25/2023		637	640,577
DJO Finance LLC, Term Loan	4.25%	06/07/2020		4,551	4,380,001
Envision Healthcare Corp., Term Loan(e)	—	12/01/2023		4,385	4,399,583
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		1,263	1,276,542
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,441	3,430,638
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		5,031	4,980,226
HCA, Inc., Term Loan B-6	3.86%	03/18/2023		5,419	5,471,246
inVentiv Group Holdings, Inc., Term Loan	4.75%	11/09/2023		4,374	4,392,897
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		1,143	1,135,762
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		9,226	9,092,077
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		16,359	16,572,269
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,760	1,739,317
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/2021		955	938,186
Surgical Care Affiliates, Inc., Term Loan	3.75%	03/17/2022		6,037	6,063,709
Unilabs Diagnostics AB,(Sweden)
Revolver Loan(d)	0.00%	03/31/2021	EUR	1,850	1,959,484
Term Loan B	4.25%	10/01/2021	EUR	1,429	1,536,404
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		3,709	3,694,799
					95,805,031

Home Furnishings–0.48%

Serta Simmons Bedding, LLC, Term Loan(e)	—	11/08/2023		11,639	11,623,494

Industrial Equipment–1.88%

Accudyne Industries LLC,
Revolver Loan(d)	0.00%	09/13/2019		4,465	3,827,062
Term Loan	4.00%	12/13/2019		7,798	7,002,734
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		7,123	6,095,801
Second Lien Term Loan	7.00%	11/22/2021		1,620	1,131,354
Doosan Bobcat Inc., Term Loan B	4.50%	05/28/2021		4,514	4,560,806
Filtration Group Corp.,
First Lien Term Loan	4.25%	11/20/2020		1,322	1,327,260
Incremental Term Loan B(d)	0.00%	11/21/2020		2,808	2,794,177
Generac Power System, Inc., Term Loan	3.60%	05/31/2023		1,802	1,809,005
Milacron LLC, Term Loan	4.25%	09/28/2020		3,500	3,530,643
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		2,500	2,515,625
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		3,478	3,004,215
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		6,529	6,561,744
Tank Holding Corp., Term Loan	5.25%	03/16/2022		1,193	1,165,697

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)

Terex Corp., Term Loan	3.59%	08/13/2021		$230	$229,967
					45,556,090

Insurance–0.00%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		93	86,869

Leisure Goods, Activities & Movies–2.81%

Alpha Topco Ltd.,(United Kingdom)
Second Lien Term Loan	7.75%	07/29/2022		7,388	7,444,611
Term Loan B-3	4.75%	07/30/2021		13,774	13,869,865
AMC Entertainment, Inc.,
Incremental Term Loan B(e)	—	12/15/2023		2,154	2,169,855
Term Loan B	3.29%	12/15/2022		2,650	2,671,053
Ancestry.com Operations Inc., Term Loan	5.25%	10/19/2023		215	215,868
Bright Horizons Family Solutions, Inc., Incremental Term Loan	3.50%	11/07/2023		1,287	1,292,580
Cinemark USA, Inc., Term Loan	3.29%	05/09/2022		1,736	1,746,654
CWGS Group, LLC, Term Loan	4.50%	11/08/2023		5,395	5,454,213
Dorna Sports, S.L. (Spain), Term Loan B(e)	—	04/30/2021	EUR	2,082	2,222,290
Equinox Holdings Inc.,
First Lien Term Loan(e)	—	01/31/2020		504	507,587
Revolver Loan (Acquired 04/14/2014-11/05/2014; Cost $1,854,910)(d)	0.00%	02/01/2018		1,866	1,679,639
Fitness International, LLC, Term Loan B	6.00%	07/01/2020		5,729	5,741,496
Lions Gate Entertainment Corp. (Canada), Term Loan B(e)	—	12/08/2023		3,867	3,884,074
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		2,516	2,525,757
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.09%	05/14/2020		5,926	5,790,013
Six Flags Theme Parks, Inc., Term Loan B	3.28%	06/30/2022		1,129	1,140,587
UFC Holdings, LLC,
First Lien Term Loan	5.00%	08/18/2023		6,904	6,959,284
Second Lien Term Loan	8.50%	08/18/2024		2,441	2,495,436
					67,810,862

Lodging & Casinos–3.58%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	2,500	2,656,248
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,389	3,390,956
Boyd Gaming Corp., Term Loan B-2	3.61%	09/15/2023		2,487	2,505,430
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		6,923	6,940,562
ESH Hospitality, Inc., Term Loan	3.75%	08/30/2023		5,683	5,730,342
Four Seasons Holdings Ltd. (Canada), First Lien Term Loan(e)	—	11/30/2023		7,020	7,091,397
Harrah’s Operating Co., Inc., Term Loan B-6 (h)	1.50%	03/01/2017		10,785	11,842,865
Hilton Worldwide Finance, LLC,
Term Loan	3.50%	10/26/2020		805	810,101
Term Loan B-2	3.08%	10/25/2023		8,226	8,294,038
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		9,773	9,742,421
Scientific Games International, Inc.,
Revolver Loan(d)	0.00%	10/18/2018		3,929	3,608,491
Revolver Loan	3.53%	10/18/2018		646	593,177
Term Loan	6.00%	10/18/2020		12,022	12,162,908
Term Loan B-2	5.83%	10/01/2021		958	968,034
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		2,326	2,349,696
Tackle Group S.a.r.l. (Germany), Term Loan B(e)	—	08/08/2022	EUR	1,023	1,104,786
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		6,642	6,708,397
					86,499,849

Nonferrous Metals & Minerals–0.48%

American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		2,532	2,459,344
First Lien Term Loan	4.75%	05/20/2021		345	334,704
Arch Coal Inc., Exit Term Loan	10.00%	10/05/2021		1,648	1,683,716

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Nonferrous Metals & Minerals–(continued)

Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022	$333	$335,265
Second Lien Term Loan (Acquired 01/30/2015; Cost $24,964)	9.50%	01/30/2023	25	24,723
EP Minerals, LLC, Term Loan	5.50%	08/20/2020	1,148	1,146,425
Novelis Inc., Term Loan	4.00%	06/02/2022	5,532	5,552,784
				11,536,961

Oil & Gas–4.79%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019	67	34,326
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020	5,501	2,879,810
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020	5,347	5,280,285
California Resources Corp., Term Loan	11.38%	12/31/2021	2,139	2,333,187
Citgo Holdings Inc., Term Loan	9.50%	05/12/2018	8,828	8,950,955
CJ Holding Co.,
DIP Delayed Draw Term Loan(d)	0.00%	03/31/2017	257	256,568
DIP Delayed Draw Term Loan	10.00%	03/31/2017	86	85,522
Term Loan B-2(f)(h)	0.00%	03/24/2022	1,627	1,521,865
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019	4,757	4,534,674
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021	16,656	8,765,248
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021	7,887	5,691,966
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/2018	4,479	4,087,256
Term Loan	8.00%	08/31/2020	4,305	3,874,488
Floatel International Ltd., Term Loan	6.00%	06/27/2020	7,524	5,874,640
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023	8,988	8,883,356
HGIM Corp., Term Loan B	5.50%	06/18/2020	8,526	6,337,891
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021	3,567	3,373,979
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020	4,264	3,049,033
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018	2,500	789,706
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (h)	5.25%	07/16/2021	2,525	937,578
Petroleum GEO-Services ASA, Term Loan	3.34%	03/19/2021	9,947	8,073,763
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021	3,183	3,048,071
Samson Investment Co., Second Lien Term Loan 1 (f)(h)	0.00%	09/25/2018	10,513	2,444,240
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021	21,905	12,526,958
Seventy Seven Operating LLC, Term Loan	3.89%	06/25/2020	2,403	2,195,153
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021	1,859	1,448,755
Targa Resources Corp., Term Loan	5.75%	02/25/2022	970	973,256
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022	2,079	2,089,150
Weatherford International Ltd. (Bermuda), Term Loan	2.91%	07/13/2020	5,615	5,348,502
				115,690,181

Publishing–1.63%

Getty Images, Inc.,
Revolver Loan(d)	0.00%	10/18/2017	6,893	6,514,157
Term Loan	4.75%	10/18/2019	2,845	2,466,462
Merrill Communications LLC, Term Loan	6.25%	06/01/2022	4,926	4,704,616
Nielsen Finance LLC, Term Loan B-3	3.04%	10/04/2023	11,250	11,315,759
ProQuest LLC, Term Loan	5.75%	10/24/2021	3,169	3,178,500
Tribune Media Co., Term Loan B	3.75%	12/28/2020	11,081	11,141,973
				39,321,467

Radio & Television–2.15%

E.W. Scripps Co., Term Loan	3.50%	11/26/2020	3,217	3,224,562
iHeartCommunications, Inc.,
Term Loan D	7.36%	01/30/2019	15,685	12,214,429
Term Loan E	8.11%	07/31/2019	29,551	22,990,586
Mission Broadcasting, Inc., Term Loan B(e)	—	09/26/2023	148	148,449

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–(continued)

Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/2021		$13,271	$13,328,598
					51,906,624

Retailers (except Food & Drug)–4.15%

Bass Pro Group, LLC, Term Loan(e)	—	11/16/2023		11,553	11,476,856
CDW LLC, Term Loan(e)	—	08/17/2023		3,491	3,511,988
Cortefiel, S.A.,(Spain)
PIK Term Loan B-1(g)	1.00%	03/21/2018	EUR	999	680,845
PIK Term Loan B-2(g)	1.00%	03/21/2018	EUR	1,090	742,638
PIK Term Loan B-3(g)	1.00%	03/21/2018	EUR	506	344,619
PIK Term Loan B-3(g)	1.00%	03/21/2018	EUR	1,361	927,566
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		2,374	2,051,549
Dollar Tree, Inc., Term Loan B-3	3.06%	07/06/2022		3,243	3,278,499
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		5,542	5,064,205
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		795	517,211
Jill Acquisition LLC, Term Loan	6.00%	05/08/2022		1,420	1,398,219
Kirk Beauty One GmbH,(Germany)
Term Loan B-10	4.75%	08/22/2022	EUR	221	237,510
Term Loan B-11	4.75%	08/13/2022	EUR	146	157,685
Term Loan B-12	4.75%	08/13/2022	EUR	33	35,041
Term Loan B-13	4.75%	08/13/2022	EUR	168	180,886
Term Loan B-14	4.75%	08/13/2022	EUR	93	100,134
Term Loan B-8	4.75%	08/13/2022	EUR	980	1,055,906
Term Loan B-9	4.75%	08/13/2022	EUR	129	138,531
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		5,299	3,974,328
National Vision, Inc.,
First Lien Revolver Loan(d)	0.00%	03/13/2019		3,004	2,553,693
Second Lien Term Loan	6.75%	03/13/2022		145	138,910
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		4,235	2,607,829
Payless, Inc.,
Second Lien Term Loan (Acquired 03/17/2014-07/02/2014; Cost $2,170,074)	8.50%	03/11/2022		2,178	457,304
Term Loan	5.00%	03/11/2021		7,387	4,653,733
Petco Animal Supplies, Inc.,
Term Loan B-1	5.00%	01/26/2023		3,192	3,219,232
Term Loan B-2	5.14%	01/26/2023		2,167	2,184,211
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		1,525	1,379,710
Savers Inc., Term Loan	5.00%	07/09/2019		5,039	4,692,710
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		24,422	23,892,859
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/2019		12,977	12,750,279
Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/2019		1,745	1,727,395
Term Loan A-1	8.25%	10/24/2019		2,164	2,141,970
Term Loan B-2	5.25%	05/25/2018		91	86,988
Term Loan B-3	5.25%	05/25/2018		26	25,031
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,072	817,126
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		1,337	1,226,969
					100,430,165

Surface Transport–0.65%

Avis Budget Car Rental, LLC, Term Loan B	3.34%	03/15/2022		2,149	2,166,342
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/29/2022		245	244,690
Delayed Draw Term Loan 1(d)	0.00%	01/31/2017		56	55,847
Term Loan	4.00%	07/31/2022		797	796,829
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		4,247	4,275,784
Stena International S.A. (Luxembourg), Term Loan	4.24%	03/03/2021		4,581	3,854,630
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		3,588	3,488,954

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Surface Transport–(continued)

XPO Logistics, Inc., Term Loan B-2	4.25%	10/30/2021	$748	$757,017
				15,640,093

Telecommunications–6.63%

Communications Sales & Leasing, Inc., Term Loan	4.50%	10/24/2022	11,685	11,780,429
Consolidated Communications, Inc., Term Loan	4.00%	10/05/2023	4,778	4,824,408
Coral-US Co-Borrower, LLC, Term Loan B-1	5.59%	01/03/2023	1,058	1,070,275
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	6,289	6,339,338
Frontier Communications Corp., Term Loan	3.11%	03/31/2021	5,574	5,399,368
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022	4,013	4,026,827
Hargray Communications Group, Inc., Term Loan B-1	4.75%	06/26/2019	934	942,707
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019	5,021	4,855,783
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020	18,880	19,051,797
Term Loan B-II	3.50%	05/31/2022	25,334	25,543,579
Term Loan B-III	4.00%	08/01/2019	375	379,459
Rackspace Hosting, Inc., Term Loan B	5.00%	11/03/2023	2,155	2,176,556
SBA Senior Finance II LLC,
Incremental Term Loan B-1A	3.34%	03/24/2021	1,221	1,224,644
Incremental Term Loan B-2	3.34%	06/10/2022	3,607	3,614,771
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	6,293	5,722,757
Term Loan	4.00%	04/23/2019	6,375	5,767,101
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	3,694	3,734,869
Telesat LLC, Term Loan B-3	4.50%	11/17/2023	15,966	16,015,476
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020	6,932	6,855,263
Windstream Services, LLC,
Term Loan B-6(e)	—	03/29/2021	3,084	3,076,329
Term Loan B-6	4.75%	03/29/2021	10,360	10,414,697
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/2020	245	245,702
Zayo Group, LLC, Term Loan	3.75%	05/06/2021	17,154	17,238,849
				160,300,984

Utilities–6.21%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023	6,049	6,116,885
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022	1,461	1,420,870
Calpine Construction Finance Co., L.P., Term Loan B-2	3.34%	01/31/2022	12,110	12,008,577
Calpine Corp.,
Term Loan(e)	—	11/30/2017	12,614	12,614,393
Term Loan B-5	3.59%	05/27/2022	4,881	4,901,276
Term Loan B-6	4.00%	01/15/2023	8,465	8,530,060
Term Loan B-7	3.84%	05/31/2023	3,398	3,426,474
Dynegy Inc.,
Incremental Term Loan C	5.00%	06/27/2023	3,480	3,502,036
Term Loan B-2	4.00%	04/23/2020	6,981	6,993,627
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	06/30/2017	5,016	5,047,271
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021	5,476	5,445,440
First Lien Term Loan C	5.00%	12/17/2021	243	241,739
Second Lien Term Loan B	8.25%	12/17/2022	1,098	1,040,928
NRG Energy, Inc.,
Revolver Loan A(d)	0.00%	07/01/2018	41,372	41,195,082
Term Loan	3.50%	06/30/2023	10,725	10,766,652
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,764	1,746,623
TPF II Power, LLC, Term Loan	5.00%	10/02/2021	4,587	4,603,803
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020	4,555	4,556,658

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Utilities–(continued)

Vistra Operations Co. LLC,
Exit Term Loan B	5.00%	08/04/2023		$12,903	$13,044,123
Exit Term Loan C	5.00%	08/04/2023		2,943	2,974,975
					150,177,492
Total Variable Rate Senior Loan Interests					2,085,292,894

Bonds and Notes–6.09%

Aerospace & Defense–0.20%

LMI Aerospace, Inc.	7.38%	07/15/2019		4,875	4,887,188

Air Transport–0.27%

Mesa Airlines, Inc. (i)	5.75%	07/15/2025		6,425	6,457,119

Automotive–0.28%

Adient Global Holdings Ltd. (Jersey) (i)	3.50%	08/15/2024	EUR	966	1,003,697
Cooper-Standard Automotive Inc. (i)	5.63%	11/15/2026		920	899,300
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		1,066	1,079,325
Schaeffler AG (Germany) (i)	3.25%	09/15/2023	EUR	428	453,570
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		1,066	1,042,015
Schaeffler AG (Germany) (i)	3.75%	09/15/2026	EUR	535	554,398
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		1,965	1,876,575
					6,908,880

Business Equipment & Services–0.43%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	2,775	3,072,446
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	2,112	239,393
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	2,250	2,431,163
West Corp. (i)	4.75%	07/15/2021		4,479	4,579,777
					10,322,779

Cable & Satellite Television–1.15%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		851	868,020
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		11,707	11,911,873
Altice US Finance I Corp. (i)	5.50%	05/15/2026		10,933	10,864,669
NorCell Sweden Holding 3 AB (Sweden) (i)	3.50%	02/25/2022	SEK	6,000	648,281
Numericable-SFR S.A. (France) (i)	6.00%	05/15/2022		555	561,244
Numericable-SFR S.A. (France) (i)	7.38%	05/01/2026		1,889	1,889,000
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		138	144,282
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		1,027	1,010,311
					27,897,680

Chemicals & Plastics–0.14%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		3,966	3,440,505

Clothing & Textiles–0.04%

SMCP SAS (France) (i)(j)	6.00%	11/01/2022	EUR	828	892,982

Containers & Glass Products–0.39%

Ardagh Glass Finance PLC (i)(j)	4.16%	05/15/2021		1,653	1,696,391
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		1,643	1,628,624
Ardagh Glass Finance PLC (i)	6.63%	09/15/2023	EUR	643	659,690
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	1,157	1,285,038
LA Holding B.V. (Netherlands) (i)	8.00%	10/01/2021	EUR	1,385	1,512,849
Reynolds Group Holdings, Inc. (i)(j)	4.38%	07/15/2021		1,868	1,912,365
Reynolds Group Holdings, Inc. (New Zealand)	5.75%	10/15/2020		634	654,605
					9,349,562

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–0.32%

Blackboard Inc. (i)	9.75%	10/15/2021		$4,356	$4,301,550
Dell Internatinal LLC (i)	5.45%	06/15/2023		1,385	1,445,731
Micron Technology, Inc. (i)	7.50%	09/15/2023		1,723	1,899,069
					7,646,350

Financial Intermediaries–0.74%

Arrow Global Finance (United Kingdom) (i)(j)	4.95%	11/01/2021	EUR	2,000	2,203,279
Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	3,000	3,768,989
Cabot Financial S.A. (Luxembourg) (i)(j)	5.56%	11/15/2021	EUR	1,250	1,335,596
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.20%	10/01/2021	EUR	1,094	1,185,697
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	3,220	3,556,221
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	2,000	2,514,911
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	2,304	2,457,742
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	707	763,441
					17,785,876

Health Care–0.57%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.40%	07/15/2019	GBP	2,954	3,430,853
DJO Finance LLC	10.75%	04/15/2020		5,087	4,209,493
DJO Finance LLC (i)	8.13%	06/15/2021		2,968	2,604,420
IDH Finance plc (United Kingdom) (i)	6.25%	08/15/2022	GBP	1,500	1,768,883
IDH Finance plc (United Kingdom) (i)(j)	6.40%	08/15/2022	GBP	1,500	1,820,495
					13,834,144

Insurance–0.13%

Domestic & General Group Ltd. (United Kingdom) (i)(j)	5.40%	11/15/2019	GBP	2,450	3,080,153

Lodging & Casinos–0.26%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		3,057	2,957,648
Schumann S.p.A. (Italy) (i)(j)	6.63%	07/31/2022	EUR	766	820,028
Travelodge Hotels Ltd. (United Kingdom) (i)(j)	7.90%	05/15/2023	GBP	1,250	1,575,726
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	700	919,369
					6,272,771

Nonferrous Metals & Minerals–0.13%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		3,600	3,186,000

Oil & Gas–0.25%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		7,256	3,174,500
FTS International, Inc. (i)(j)	8.35%	06/15/2020		2,012	1,913,915
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,798	888,365
					5,976,780

Radio & Television–0.20%

iHeartCommunications, Inc. (i)	8.75%	12/15/2020		4,561	4,789,050

Retailers (except Food & Drug)–0.24%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		1,210	559,625
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	250	295,870
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	3,225	3,464,149
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.56%	07/15/2019	EUR	1,500	1,579,441
					5,899,085

Surface Transport–0.03%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	412	423,558
Hertz Corp. (i)	5.50%	10/15/2024		480	420,600
					844,158

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–0.32%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023	$1,200	$1,249,500
Goodman Networks Inc.	12.13%	07/01/2018	7,708	3,237,360
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020	256	267,200
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021	1,422	1,461,105
Windstream Services, LLC	7.50%	06/01/2022	1,484	1,411,655
Windstream Services, LLC	6.38%	08/01/2023	17	14,875
				7,641,695

Utilities–0.00%

Calpine Corp. (i)	7.88%	01/15/2023	0	270
Total Bonds and Notes				147,113,027

Structured Products–3.87%

Apidos CLO IX - R (i)(j)	6.98%	07/15/2023	1,517	1,512,577
Apidos CLO X (i)(j)	6.89%	10/30/2022	918	920,923
Apidos CLO X (i)(j)	7.00%	10/30/2022	2,190	2,196,974
Apidos CLO XV (i)(j)	5.63%	10/20/2025	6,500	5,862,996
Atrium X LLC (i)(j)	5.38%	07/16/2025	3,742	3,354,123
Babson CLO Ltd. 2013-II (i)(j)	5.38%	01/18/2025	6,540	5,668,937
Carlyle Global Market Strategies 2012-2 (i)(j)	6.98%	07/20/2023	3,541	3,549,103
Carlyle Global Market Strategies CLO 2013-1 Ltd. (i)(j)	6.40%	02/14/2025	3,200	3,148,300
Carlyle High Yield Partners 2007-10 (i)(j)	4.08%	04/19/2022	1,000	992,527
Dryden Senior Loan Fund 2013-30 (i)(j)	5.91%	11/15/2025	3,276	2,931,770
Dryden Senior Loan Fund 2014-34 (i)(j)	5.68%	10/15/2026	1,000	894,185
Duane Street CLO 2007-4 (i)(j)	5.15%	11/14/2021	2,428	2,407,038
Flagship CLO VI (i)(j)	5.60%	06/10/2021	987	966,039
Flagship CLO VI (i)(j)	5.60%	06/10/2021	3,254	3,185,674
Four Corners CLO II, Ltd. (i)(j)	2.73%	01/26/2020	310	308,543
Four Corners CLO II, Ltd. (i)(j)	2.73%	01/26/2020	103	102,516
Gallatin Funding CLO VII 2014-1, Ltd. (i)(j)	6.55%	07/15/2023	3,068	2,856,788
Highbridge Loan Management 6-2015, Ltd. (i)(j)	6.33%	05/05/2027	500	452,939
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.88%	04/15/2024	4,808	4,460,140
ING Investment Management CLO 2013-3, Ltd. (i)(j)	5.38%	01/18/2026	2,501	2,198,120
ING Investment Management CLO III, Ltd. (i)(j)	4.38%	12/13/2020	1,188	1,192,413
ING Investment Management CLO IV, Ltd. (i)(j)	5.13%	06/14/2022	293	289,607
Keuka Park CLO 2013-1 (i)(j)	5.38%	10/21/2024	617	551,360
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.35%	12/15/2024	2,100	2,040,101
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.63%	07/15/2025	2,461	2,210,528
Madison Park Funding IV Ltd. (i)(j)	4.47%	03/22/2021	1,344	1,325,767
Madison Park Funding IX, Ltd. (i)(j)	6.16%	08/15/2022	736	723,196
Madison Park Funding XIV, Ltd. (i)(j)	5.63%	07/20/2026	1,350	1,214,801
Madison Park Funding XIV, Ltd. (i)(j)	6.28%	07/20/2026	1,915	1,534,430
Maps CLO Fund LLC 2007-2 (i)(j)	5.13%	07/20/2022	1,685	1,671,597
NewStar Berkeley Fund CLO LLC 2016-1 (Acquired 10/19/2016; Cost $2,781,591) (i)(j)	5.98%	10/25/2028	2,899	2,781,590
NewStar Commercial Loan Funding 2015-1 (i)(j)	6.38%	01/20/2027	1,000	971,568
Northwoods Capital Ltd. 2013-10A (i)(j)	4.48%	11/04/2025	1,130	1,077,086
Octagon Investment Partners XIV, Ltd. (i)(j)	6.13%	01/15/2024	1,300	1,216,209
Octagon Investment Partners XIX Ltd. (i)(j)	5.73%	04/15/2026	2,920	2,507,328
Octagon Investment Partners XVII Ltd. (i)(j)	5.38%	10/25/2025	1,975	1,692,981
Octagon Investment Partners XVIII, Ltd. (i)(j)	6.16%	12/16/2024	4,442	4,017,262
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.83%	07/25/2026	3,250	2,703,837
Seneca Park CLO 2014-1 (i)(j)	5.58%	07/17/2026	2,750	2,380,747
Silverado CLO 2006-II ,Ltd. (i)(j)	4.63%	10/16/2020	886	858,045
Stone Tower CLO, 2007-6 Ltd. (i)(j)	4.48%	04/17/2021	1,750	1,754,397
Symphony CLO VIII, Ltd. 2012 (i)(j)	6.88%	01/09/2023	1,156	1,162,028
Symphony CLO XI, Ltd. 2013 (i)(j)	6.13%	01/17/2025	2,640	2,467,036

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Structured Products–(continued)

Symphony CLO XII, Ltd. 2013 (i)(j)	5.78%	10/15/2025	$1,850	$1,735,627
Symphony CLO XIV, Ltd. 2014 (i)(j)	5.48%	07/14/2026	2,750	2,337,773
TriMaran CLO VII, Ltd. (i)(j)	4.25%	06/15/2021	1,535	1,536,865
Voya CLO 2014-2, Ltd. (i)(j)	5.63%	07/17/2026	1,875	1,631,788
Total Structured Products				93,556,179

			Shares

Common Stocks & Other Equity Interests–0.88%(k)

Aerospace & Defense–0.01%

IAP Worldwide Services (i)(l)			134	167,388

Automotive–0.01%

Dayco Products, LLC (i)(l)			3,266	81,650
Dayco Products, LLC (i)(l)			3,261	81,525
				163,175

Building & Development–0.10%

Lake at Las Vegas Joint Venture, LLC Class A, (Acquired 04/28/2010-07/15/2010; Cost $664,569) (i)(l)			518	0
Lake at Las Vegas Joint Venture, LLC Class B, (Acquired 06/30/2010; Cost $3,408,940) (i)(l)			4	0
Masonite International Corp. (l)			27,093	1,755,627
United Subcontractors, Inc. (i)(l)			4,840	726,072
				2,481,699

Business Equipment & Services–0.00%

EmployBridge Holding Co. (i)(l)			43,971	115,424

Cable & Satellite Television–0.13%

ION Media Networks, Inc. (l)			4,471	3,158,627

Chemicals & Plastics–0.00%

Lyondell Chemical Co. -Class A,			218	19,690

Drugs–0.00%

BPA Laboratories Class A, Wts. expiring 04/29/2024, (Acquired 04/29/2014; Cost $0) (i)(l)			3,490	0
BPA Laboratories Class B, Wts. expiring 04/29/2024, (Acquired 04/29/2014; Cost $0) (i)(l)			5,595	0
				0

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc. (i)(l)			335	12,144
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0) (i)(l)			19	0
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0) (i)(l)			21	0
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0) (i)(l)			31	0
				12,144

Food Products–0.00%

QCE LLC (i)(l)			17	0

Forest Products–0.03%

Verso Corp. Class A (l)			113,805	608,857

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Forest Products–(continued)

Xerium Technologies, Inc. (l)	1,766	$10,596
		619,453

Health Care–0.02%

New Millennium Holdco (i)(l)	259,087	421,016

Leisure Goods, Activities & Movies–0.00%

AMF Bowling Centers, Inc. (l)	1,665	80,753

Lodging & Casinos–0.06%

Twin River Management Group, Inc. (i)(l)	18,663	1,483,708

Nonferrous Metals & Minerals–0.19%

Arch Coal, Inc. (l)	59,145	4,615,084

Oil & Gas–0.00%

Seventy Seven Operating LLC (l)	374	8,976
Seventy Seven Operating LLC (i)(l)	2,036	13,234
		22,210

Publishing–0.02%

F&W Publications, Inc. (i)(l)	288	14,400
Merrill Communications LLC Class A (i)(l)	133,776	401,328
Tronc, Inc.	2,262	29,451
		445,179

Surface Transport–0.00%

U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0) (i)(l)	6,189	62
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $87,805) (i)(l)	87,805	74,634
		74,696

Telecommunications–0.03%

FairPoint Communications, Inc. (l)	44,928	748,051

Utilities–0.28%

Bicent Power, LLC Series A, Wts. expiring 08/21/2022, (Acquired 08/21/2012; Cost $0) (i)(l)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/2022, (Acquired 08/21/2012; Cost $0) (i)(l)	164	0
Vistra Operations Co. LLC (i)(l)	410,978	719,212
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $316,284) (i)(l)	672,945	316,284
Vistra Operations Co. LLC (l)	410,978	5,733,143
		6,768,639
Total Common Stocks & Other Equity Interests		21,396,936

Preferred Stocks–0.01%(k)

Building & Development–0.01%

United Subcontractors, Inc. (i)(l)	4,840	121,012

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016; Cost $0) (i)(l)	934	0
Total Preferred Stocks		121,012

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Money Market Funds–7.75%

Government & Agency Portfolio, Institutional Class, 0.29%(m)	112,380,973	$112,380,973
Treasury Portfolio, Institutional Class, 0.26%(m)	74,920,649	74,920,649
		187,301,622
TOTAL INVESTMENTS–104.87% (Cost $2,608,742,041)		2,534,781,670
OTHER ASSETS LESS LIABILITIES–(4.87)%		(117,755,666)
NET ASSETS–100.00%		$2,417,026,004

Investment Abbreviations:

CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
EUR	—Euro
GBP	—British Pound
PIK	—Payment in Kind
SEK	—Swedish Krona
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(e)	This floating rate interest will settle after November 30, 2016, at which time the interest rate will be determined.

(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $7,145,055, which represented less than 1% of the Fund’s Net Assets.

(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate

Cortefiel, S.A., PIK Term Loan B-1	5.65%	1.00%

Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00

Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00

Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00

Lake at Las Vegas Joint Venture LLC, PIK Exit Revolver Loan	—	5.00

QCE LLC, PIK Term Loan	—	10.00

(h)	The borrower has filed for protection in federal bankruptcy court.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $224,376,619, which represented 9.28% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Floating Rate Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

Invesco Floating Rate Fund

I.	Other Risks – (continued)

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2016, there were transfers from Level 3 to Level 2 of $33,333,861, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $12,640,567, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,914,238,525	$171,054,369	$2,085,292,894
Bonds and Notes	—	147,113,027	—	147,113,027
Structured Products	—	90,774,589	2,781,590	93,556,179
Equity Securities	200,822,121	3,008,666	4,988,783	208,819,570
	200,822,121	2,155,134,807	178,824,742	2,534,781,670
Forward Foreign Currency Contracts*	—	2,103,862	—	2,103,862
Total Investments	$200,822,121	$2,157,238,669	$178,824,742	$2,536,885,532
*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Invesco Floating Rate Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2016:

	Beginning Balance, as of August 31, 2016	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2016
Variable Rate Senior Loan Interests	$117,101,789	$81,876,324	$(9,656,400)	$280,591	$210,664	$1,943,671	$12,631,591	$(33,333,861)	$171,054,369
Structured Products	—	2,781,590	—	46	—	(46)	—	—	2,781,590
Equity Securities	4,797,299	316,284	—	—	—	(133,776)	8,976	—	4,988,783
Total	$121,899,088	$84,974,198	$(9,656,400)	$280,637	$210,664	$1,809,849	$12,640,567	$(33,333,861)	$178,824,742

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 3,670,587
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$ 3,670,587

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,566,725)
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$(1,566,725)

Invesco Floating Rate Fund

Effect of Derivative Investments for the three months ended November 30, 2016

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,175,346
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,442,592
Total	$3,617,938

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$225,968,028

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/2016	Bank of America, N.A.	GBP	12,651,144	USD	15,490,693	$15,834,290	$(343,597)
12/15/2016	Bank of America, N.A.	USD	8,253,758	GBP	6,608,293	8,271,001	17,243
12/15/2016	Barclays Bank PLC	EUR	20,081,216	USD	22,163,337	21,296,122	867,215
12/15/2016	Barclays Bank PLC	GBP	12,699,097	USD	15,545,663	15,894,309	(348,646)
12/15/2016	Barclays Bank PLC	USD	21,964,614	EUR	20,462,656	21,700,638	(263,976)
12/15/2016	Barclays Bank PLC	USD	8,254,617	GBP	6,608,293	8,271,001	16,384
12/15/2016	Canadian Imperial Bank of Commerce	USD	21,993,877	EUR	20,484,192	21,723,478	(270,399)
12/15/2016	Citibank, N.A.	EUR	21,247,071	USD	23,500,216	22,532,510	967,706
12/15/2016	Citibank, N.A.	SEK	1,185,075	USD	134,263	128,588	5,675
12/15/2016	Citibank, N.A.	USD	21,984,975	EUR	20,462,656	21,700,638	(284,337)
12/15/2016	Citibank, N.A.	USD	130,144	SEK	1,189,839	129,105	(1,039)
12/15/2016	Goldman Sachs International	USD	8,257,102	GBP	6,608,008	8,270,645	13,543
12/15/2016	J.P. Morgan Chase Bank, N.A.	EUR	20,081,216	USD	22,206,612	21,296,122	910,490
12/15/2016	J.P. Morgan Chase Bank, N.A.	SEK	1,195,194	USD	135,606	129,686	5,920
12/15/2016	J.P. Morgan Chase Bank, N.A.	USD	6,872,579	GBP	5,525,647	6,915,952	43,373
12/15/2016	J.P. Morgan Chase Bank, N.A.	USD	130,148	SEK	1,190,430	129,169	(979)
01/17/2016	Bank of America, N.A.	GBP	6,626,510	USD	8,285,324	8,302,510	(17,186)
01/17/2016	Barclays Bank PLC	EUR	20,482,565	USD	22,027,831	21,762,804	265,027
01/17/2016	Barclays Bank PLC	GBP	6,626,510	USD	8,286,260	8,302,509	(16,249)
01/17/2016	Barclays Bank PLC	USD	1,560,901	EUR	1,464,637	1,556,183	(4,718)
01/17/2016	Canadian Imperial Bank of Commerce	EUR	20,499,959	USD	22,052,524	21,781,285	271,239

Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts – (continued)
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
01/17/2016	Citibank, N.A.	EUR	20,482,565	USD	22,048,559	$21,762,804	$285,755
01/17/2016	Citibank, N.A.	SEK	1,181,418	USD	129,486	128,469	1,017
01/17/2016	Goldman Sachs International	GBP	6,631,186	USD	8,294,984	8,308,369	(13,385)
01/17/2016	J.P. Morgan Chase Bank, N.A.	SEK	7,169,323	USD	777,388	779,602	(2,214)
Total Forward Foreign Currency Contracts—Currency Risk							$2,103,862

Currency Abbreviations:

EUR	— Euro	GBP	— British Pound Sterling	SEK	— Swedish Krona
USD	— U.S. Dollar

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)		Value
Accudyne Industries LLC	Revolver Loan		$4,464,973	$3,827,062
Allied Universal Holdco, LLC	Delayed Draw Term Loan		337,542	337,542
Brickman Group Ltd. LLC	Revolver Loan		992,343	917,917
CJ Holding Co.	DIP Delayed Draw Term Loan		256,568	256,568
Community Health Systems, Inc.	Revolver Loan		1,628,526	1,580,769
Delta Air Lines, Inc.	Revolver Loan		1,144,857	1,127,685
Equinox Holdings Inc.	Revolver Loan		1,866,265	1,679,639
Filtration Group Corp.	Incremental Term Loan B		2,808,218	2,794,177
Getty Images, Inc.	Revolver Loan		6,893,288	6,514,157
Hearthside Group Holdings, LLC	Revolver Loan		1,431,571	1,426,990
IAP Worldwide Services	Revolver Loan		789,017	773,237
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1		55,859	55,847
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan		12,703	5,208
National Vision, Inc.	First Lien Revolver Loan		3,004,345	2,553,693
NRG Energy, Inc.	Revolver Loan A		41,372,155	41,195,082
Post Holdings, Inc.	Revolver Loan		3,566,087	3,563,859
Scientific Games International, Inc.	Revolver Loan		3,929,406	3,608,491
Unilabs Diagnostics AB	Revolver Loan	EUR	1,849,988	1,959,484
				$74,177,407
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Invesco Floating Rate Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $512,234,467 and $396,017,471, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,961,063
Aggregate unrealized (depreciation) of investment securities	(101,986,069)
Net unrealized appreciation (depreciation) of investment securities	$(77,025,006)
Cost of investments for tax purposes is $2,611,806,676.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended November 30, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,893,288	$6,514,157
Citibank N.A.	4,464,973	3,827,062
Goldman Sachs International	3,566,087	3,563,859
Mizuho Corporate Bank	41,372,155	41,195,082
Total	$56,296,503	$55,100,160

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	GREI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–60.17%

Australia–5.45%

DEXUS Property Group	1,094,564	$7,386,927
Goodman Group	1,764,146	8,702,260
GPT Group (The)	1,272,525	4,548,129
Mirvac Group	2,080,198	3,149,051
Stockland	2,574,606	8,232,273
Vicinity Centres	2,594,477	5,594,403
Westfield Corp.	2,213,564	14,940,302
		52,553,345

Canada–2.52%

Canadian REIT	143,300	4,834,461
H&R REIT	656,500	10,661,007
RioCan REIT	253,800	5,060,693
Smart REIT	160,900	3,728,237
		24,284,398

China–0.44%

CIFI Holdings (Group) Co. Ltd.	5,168,000	1,532,444
Guangzhou R&F Properties Co. Ltd. -Class H	669,200	850,682
Yuexiu Property Co. Ltd. (a)	12,652,000	1,873,355
		4,256,481

France–3.05%

ICADE	70,051	4,841,137
Klepierre	179,844	6,698,531
Mercialys S.A.	312,010	6,088,463
Unibail-Rodamco S.E.	53,785	11,844,381
		29,472,512

Germany–0.50%

LEG Immobilien AG	30,936	2,344,529
Vonovia SE	77,032	2,484,611
		4,829,140

Hong Kong–4.74%

Cheung Kong Property Holdings Ltd.	838,500	5,729,804
Hang Lung Properties Ltd.	993,000	2,233,088
Henderson Land Development Co. Ltd.	878,170	4,844,686
Hongkong Land Holdings Ltd.	629,900	4,027,605
Link REIT	1,218,500	8,379,276
Sun Hung Kai Properties Ltd.	1,093,000	14,276,561
Swire Properties Ltd.	1,310,600	3,962,299
Wharf (Holdings) Ltd. (The)	307,000	2,271,279
		45,724,598

Japan–6.13%

Activia Properties, Inc.	483	2,119,151
Advance Residence Investment Corp.	1,146	2,885,651
GLP J-REIT	3,120	3,497,409

	Shares	Value

Japan–(continued)

Hulic Reit, Inc.	2,092	$3,405,433
Japan Excellent, Inc.	1,541	1,919,939
Japan Logistics Fund Inc.	912	1,794,438
Japan Real Estate Investment Corp.	348	1,884,638
Kenedix Office Investment Corp.	1,044	5,564,108
Kenedix Retail REIT Corp.	838	1,885,326
Mitsubishi Estate Co., Ltd.	424,000	8,684,290
Mitsui Fudosan Co., Ltd.	590,000	14,174,770
Nippon Prologis REIT Inc.	1,836	3,820,052
ORIX JREIT Inc.	1,492	2,265,283
United Urban Investment Corp.	3,455	5,271,892
		59,172,380

Netherlands–0.64%

Wereldhave N.V.	147,958	6,170,298

Singapore–1.90%

Ascendas REIT	3,719,200	6,086,602
CapitaLand Mall Trust	796,700	1,080,845
Mapletree Commercial Trust	2,264,400	2,282,804
Mapletree Industrial Trust	7,775,400	8,896,401
		18,346,652

South Africa–0.22%

SA Corporate Real Estate Fund Nominees Proprietary Ltd.	5,423,479	2,118,644

Sweden–0.43%

Wihlborgs Fastigheter AB	228,127	4,137,439

Switzerland–0.19%

Swiss Prime Site AG	22,564	1,846,489

United Kingdom–3.36%

British Land Co. PLC (The)	196,174	1,451,738
Hammerson PLC	563,817	3,836,336
Hansteen Holdings PLC	2,202,318	2,926,150
Kennedy Wilson Europe Real Estate PLC	491,178	6,034,516
Land Securities Group PLC	1,299,283	15,767,670
Segro PLC	464,832	2,430,884
		32,447,294

United States–30.60%

American Campus Communities, Inc.	141,562	6,668,986
Apple Hospitality REIT, Inc.	669,418	12,344,068
AvalonBay Communities, Inc.	76,156	12,526,900
Brandywine Realty Trust	383,177	5,881,767
Brixmor Property Group, Inc.	592,738	14,433,170
Care Capital Properties, Inc.	157,994	3,804,495
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,103,918
CyrusOne Inc.	89,472	3,818,665
DCT Industrial Trust Inc.	55,345	2,543,103
DiamondRock Hospitality Co.	940,490	9,959,789

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares		Value

United States–(continued)

Digital Realty Trust, Inc.		43,693	$4,034,175
DuPont Fabros Technology Inc.		68,590	2,788,869
EastGroup Properties, Inc.		70,040	4,784,432
EPR Properties		96,865	6,735,992
Equity Residential		85,725	5,144,357
Essex Property Trust, Inc.		35,103	7,579,440
Extra Space Storage Inc.		28,823	2,022,222
Federal Realty Investment Trust		56,423	7,922,918
HCP, Inc.		563,255	16,632,920
Highwoods Properties, Inc.		246,579	11,850,587
Host Hotels & Resorts Inc.		551,542	9,839,509
Hudson Pacific Properties Inc.		438,303	15,283,626
InfraREIT, Inc.		601,243	10,305,305
Lamar Advertising Co. -Class A		78,864	5,227,895
LaSalle Hotel Properties		282,077	7,917,901
Liberty Property Trust		179,253	7,062,568
Life Storage, Inc.		46,444	3,772,646
LTC Properties, Inc.		50,747	2,306,959
Mid-America Apartment Communities, Inc.		30,723	2,815,148
National Health Investors, Inc.		25,761	1,822,848
National Retail Properties, Inc.		238,611	10,183,917
Public Storage		11,727	2,454,461
QTS Realty Trust, Inc. -Class A		39,238	1,836,344
Realty Income Corp.		107,906	5,982,309
Retail Opportunity Investments Corp.		557,054	11,497,595
Rexford Industrial Realty, Inc.		238,174	5,261,264
RLJ Lodging Trust		351,232	8,004,577
Simon Property Group, Inc.		94,647	17,003,334
Terreno Realty Corp.		79,376	2,160,615
Ventas, Inc.		152,714	9,226,980
Washington REIT		95,013	2,951,104
Weingarten Realty Investors		137,748	4,891,431
Welltower Inc.		29,369	1,843,786
			295,232,895
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $586,164,073)			580,592,565

	Principal Amount

Mortgage-Backed Securities–19.78%

Ireland–0.25%

Taurus Ltd., REGS, Series 2015-DE2, Class E, Floating Rate Pass Through Ctfs., 3.40%, 02/01/2026(b)(c)(d)	EUR	2,300,000	2,436,942

United Kingdom–1.34%

Logistics UK PLC, Series 2015-1A, Class E, Floating Rate Pass Through Ctfs., 3.79%,08/20/2025(b)(c)(d)	GBP	7,500,000	9,306,410
Ulysses European Loan Conduit PLC, REGS, Series 27X, Class B, Floating Rate Pass Through Ctfs., 0.81%, 07/25/2017(b)(c)(d)	GBP	2,950,000	3,665,917
			12,972,327

	Principal Amount	Value

United States–18.19%

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.58%, 10/10/2045(b)(d)	$5,800,000	$5,793,224
Banc of America Merrill Lynch Large Loan Inc., Series 2013-FRR1, Class A1, Pass Through Ctfs., 0.00%, 12/26/2020(d)(e)	6,650,000	5,258,454
Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 2.78%, 10/26/2044(b)(d)	4,900,000	4,842,171
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.48%, 06/15/2028(b)(d)	11,750,000	11,604,583
Series 2015-ASHF, Class E, Floating Rate Pass Through Ctfs., 4.53%, 01/15/2028(b)(d)	1,400,000	1,402,387
Series 2016-FR13, Class A, Variable Rate Pass Through Ctfs., 1.74%, 08/27/2045(b)(d)	5,000,000	4,132,877
Series 2016-FR13, Class B, Variable Rate Pass Through Ctfs., 1.99%, 08/27/2045(b)(d)	10,308,000	7,651,628
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/2041(b)(d)	15,384	15,544
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, Variable Rate Pass Through Ctfs., 3.91%, 04/10/2028(b)(d)	9,800,000	9,416,247
FREMF Mortgage Trust, Series 2015-K718, Class C, Variable Rate Pass Through Ctfs., 3.67%, 02/25/2022(b)(d)	4,900,000	4,205,022
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class F, Variable Rate Pass Through Ctfs., 3.77%, 01/10/2030(b)(d)	14,200,000	14,436,745
GS Mortgage Securities Trust, Series 2011-GC3, Class E, Variable Rate Pass Through Ctfs., 5.00%, 03/10/2044(b)(d)	8,605,000	7,638,732
Series 2011-GC3, Class F, Variable Rate Pass Through Ctfs., 5.00%, 03/10/2044(b)(d)	4,900,000	4,452,409
Series 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.57%, 08/10/2044(b)(d)	11,025,000	9,382,464
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/2046(d)	1,797,130	1,838,527
Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.82%, 10/15/2045(b)(d)	7,805,000	6,930,889
Series 2013-LC11, Class D, Variable Rate Pass Through Ctfs., 4.40%, 04/15/2046(b)	12,749,000	11,607,011
Series 2015-FRR2, Class AK36, Variable Rate Pass Through Ctfs., 2.34%, 12/27/2046(b)(d)	9,890,000	7,013,644

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, Pass Through Ctfs., 4.30%, 09/15/2047(d)	$10,000,000	$9,294,697
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class E, Variable Rate Pass Through Ctfs., 5.13%, 06/12/2043(b)(d)	236,436	235,775
Series 2005-MKB2, Class E, Variable Rate Pass Through Ctfs., 6.27%, 09/12/2042(b)(d)	235,000	237,891
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, Variable Rate Pass Through Ctfs., 4.29%, 05/15/2046(b)(d)	13,590,000	12,492,303
Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.92%, 10/15/2046(b)(d)	13,510,000	12,608,044
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class G, Variable Rate Pass Through Ctfs., 5.93%, 06/13/2041(b)(d)	655,721	658,554
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 6.35%, 10/15/2042(b)	270,000	269,579
Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 4.69%, 11/15/2027(b)(d)	12,200,000	11,549,114
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.39%, 10/15/2041(b)(d)	188,283	188,724
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.49%, 03/15/2048(b)(d)	11,279,000	10,411,073
		175,568,312
Total Mortgage-Backed Securities (Cost $195,503,816)		190,977,581

	Shares

Preferred Stocks–14.23%

Australia–0.47%

Goodman PLUS Trust, REGS, Unsec. Sub. Gtd. Floating Rate 5.64% Pfd.(b)(d)	60,179	4,512,799

United States–13.76%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	195,684	4,960,589
American Tower Corp., Series A, $5.25 Conv. Pfd.	87,840	9,020,290
American Tower Corp., Series B, $5.50 Conv. Pfd.	90,100	9,170,378
Brandywine Realty Trust, Series E, 6.90% Pfd.	228,708	5,877,796

	Shares	Value

United States–(continued)

Chesapeake Lodging Trust, Series A, 7.75% Pfd.	68,500	$1,752,230
CoreSite Realty Corp., Series A, 7.25% Pfd.	408,585	10,423,003
DDR Corp., Series J, 6.50% Pfd.	25,000	623,750
DDR Corp., Series K, 6.25% Pfd.	92,654	2,283,921
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	61,500	1,570,095
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	72,477	1,919,191
Digital Realty Trust, Inc., Series I, 6.35% Pfd.	97,000	2,430,820
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,257
EPR Properties, Series F, 6.63% Pfd.	30,000	762,000
General Growth Properties, Inc., Series A, 6.38% Pfd.	146,796	3,653,752
Hersha Hospitality Trust, Series E, 6.50% Pfd.	100,000	2,360,000
Kilroy Realty Corp., Series G, 6.88% Pfd.	222,502	5,604,825
Kilroy Realty Corp., Series H, 6.38% Pfd.	292,827	7,347,029
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,342,395
LaSalle Hotel Properties, Series I, 6.38% Pfd.	127,800	3,230,784
National Retail Properties Inc., Series D, 6.63% Pfd.	224,131	5,605,516
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	177,670	4,530,585
Public Storage, Series T, 5.75% Pfd.	50,000	1,213,000
Public Storage, Series Y, 6.38% Pfd.	374,114	9,928,986
Public Storage, Series Z, 6.00% Pfd.	70,540	1,798,065
Regency Centers Corp., Series 6, 6.63% Pfd.	159,200	4,032,536
Regency Centers Corp., Series 7, 6.00% Pfd.	30,162	746,510
Saul Centers, Inc., Series C, 6.88% Pfd.	121,236	3,079,394
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	161,156	4,144,932
Sun Communities, Inc., Series A, 7.13% Pfd.	7,729	198,635
Sunstone Hotel Investors, Inc., Series E, 6.95% Pfd.	72,500	1,837,875
Terreno Realty Corp., Series A, 7.75% Pfd.	217,651	5,611,043
Welltower Inc., Series J, 6.50% Pfd.	423,031	10,681,533
		132,753,715
Total Preferred Stocks (Cost $141,852,450)		137,266,514

	Principal Amount

U.S. Dollar Denominated Bonds & Notes–1.92%

United States–1.92%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	$12,605,000	13,298,275
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	4,975,000	5,211,313
Total U.S. Dollar Denominated Bonds & Notes (Cost $18,357,246)		18,509,588

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.25%(c)

Australia–0.25%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/2019 (Cost $3,195,592)	AUD 2,980,000	$2,374,764

	Shares

Money Market Funds–2.86%

Government & Agency Portfolio – Institutional Class, 0.29% (f)	16,579,503	16,579,503
Treasury Portfolio – Institutional Class, 0.26% (f)	11,053,002	11,053,002
Total Money Market Funds (Cost $27,632,505)		27,632,505
TOTAL INVESTMENTS–99.21% (Cost $972,705,682)		957,353,517
OTHER ASSETS LESS LIABILITIES–0.79%		7,609,139
NET ASSETS–100.00%		$964,962,656

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $183,613,791, which represented 19.03% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Income Fund

A.    Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Global Real Estate Income Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Real Estate Income Fund

During the three months ended November 30, 2016, there were transfers from Level 1 to Level 2 of $65,521,561 and from Level 2 to Level 1 of $70,001,996, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$49,679,217	$9,761,691	$—	$59,440,908
Canada	24,284,398	—	—	24,284,398
China	2,383,126	1,873,355	—	4,256,481
France	10,929,600	18,542,912	—	29,472,512
Germany	4,829,140	—	—	4,829,140
Hong Kong	3,962,299	41,762,299	—	45,724,598
Ireland	—	2,436,942	—	2,436,942
Japan	17,546,871	41,625,509	—	59,172,380
Netherlands	—	6,170,298	—	6,170,298
Singapore	11,179,205	7,167,447	—	18,346,652
South Africa	2,118,644	—	—	2,118,644
Sweden	—	4,137,439	—	4,137,439
Switzerland	1,846,489	—	—	1,846,489
United Kingdom	28,610,958	16,808,663	—	45,419,621
United States	427,974,353	194,090,157	—	622,064,510
Money Market Funds	27,632,505	—	—	27,632,505
Total Investments	$612,976,805	$344,376,712	$—	$957,353,517

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $100,103,782 and $116,656,828, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,190,151
Aggregate unrealized (depreciation) of investment securities	(72,797,679)
Net unrealized appreciation (depreciation) of investment securities	$(32,607,528)
Cost of investments for tax purposes is $989,961,045.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-GRI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.07%

Aerospace & Defense–1.45%

General Dynamics Corp.	673,692	$118,131,892

Agricultural Products–0.23%

Archer-Daniels-Midland Co.	430,755	18,621,539

Apparel, Accessories & Luxury Goods–0.50%

Michael Kors Holdings Ltd. (b)	881,972	41,002,878

Application Software–0.95%

Citrix Systems, Inc. (b)	893,689	77,509,647

Asset Management & Custody Banks–2.69%

Northern Trust Corp.	1,127,013	92,584,118
State Street Corp.	1,600,444	126,114,987
		218,699,105

Automobile Manufacturers–1.16%

General Motors Co.	2,721,836	93,984,997

Biotechnology–0.91%

Amgen Inc.	512,444	73,827,807

Broadcasting–0.31%

CBS Corp. -Class B	416,711	25,302,692

Building Products–1.00%

Johnson Controls International PLC	1,797,023	80,830,111

Cable & Satellite–2.33%

Charter Communications, Inc. -Class A (b)	260,054	71,595,467
Comcast Corp. -Class A	1,687,709	117,312,652
		188,908,119

Communications Equipment–2.98%

Cisco Systems, Inc.	4,336,246	129,306,855
Juniper Networks, Inc.	4,086,057	112,530,010
		241,836,865

Construction Machinery & Heavy Trucks–1.36%

Caterpillar Inc.	1,155,523	110,421,778

Data Processing & Outsourced Services–0.86%

PayPal Holdings, Inc. (b)	1,769,382	69,501,325

Diversified Banks–13.98%

Bank of America Corp.	14,758,041	311,689,826
Citigroup Inc.	6,968,191	392,936,290
Comerica Inc.	1,529,421	97,500,589
JPMorgan Chase & Co.	4,165,056	333,912,540
		1,136,039,245

	Shares	Value

Diversified Metals & Mining–0.79%

BHP Billiton Ltd. (Australia)	3,426,472	$63,870,618

Drug Retail–1.87%

Walgreens Boots Alliance, Inc.	1,795,748	152,153,728

Electric Utilities–1.32%

FirstEnergy Corp.	1,233,390	38,592,773
PG&E Corp.	1,160,013	68,208,764
		106,801,537

Fertilizers & Agricultural Chemicals–2.15%

Agrium Inc. (Canada)	586,932	59,192,092
Mosaic Co. (The)	4,063,041	115,390,365
		174,582,457

Financial Exchanges & Data–0.44%

CME Group Inc. -Class A	316,604	35,747,758

Health Care Equipment–2.18%

Baxter International Inc.	1,769,370	78,506,947
Medtronic PLC	1,346,350	98,297,013
		176,803,960

Health Care Services–0.71%

Express Scripts Holding Co. (b)	758,284	57,538,590

Home Improvement Retail–0.70%

Kingfisher PLC (United Kingdom)	12,923,333	56,998,755

Hotels, Resorts & Cruise Lines–1.97%

Carnival Corp.	3,114,966	160,140,402

Industrial Conglomerates–1.68%

General Electric Co.	4,426,813	136,168,768

Industrial Machinery–1.04%

Ingersoll-Rand PLC	1,137,698	84,804,009

Insurance Brokers–2.86%

Aon PLC	871,965	99,491,207
Marsh & McLennan Cos., Inc.	908,626	62,976,868
Willis Towers Watson PLC	563,319	70,059,984
		232,528,059

Integrated Oil & Gas–5.16%

Exxon Mobil Corp.	853,981	74,552,542
Occidental Petroleum Corp.	1,242,914	88,694,343
Royal Dutch Shell PLC -Class A (United Kingdom)	6,437,397	163,890,451
TOTAL S.A. (France)	1,927,543	92,267,176
		419,404,512

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Integrated Telecommunication Services–1.01%

Orange S.A. (France)	1,230,190	$17,903,965
Verizon Communications Inc.	1,284,011	64,072,149
		81,976,114

Internet Software & Services–1.14%

eBay Inc. (b)	3,321,811	92,379,564

Investment Banking & Brokerage–5.35%

Charles Schwab Corp. (The)	2,345,371	90,672,043
Goldman Sachs Group, Inc. (The)	470,139	103,096,781
Morgan Stanley	5,827,333	241,018,493
		434,787,317

Managed Health Care–0.77%

Anthem, Inc.	437,931	62,418,305

Movies & Entertainment–0.80%

Time Warner Inc.	708,932	65,094,136

Oil & Gas Equipment & Services–2.21%

Baker Hughes Inc.	2,790,463	179,510,485

Oil & Gas Exploration & Production–7.08%

Apache Corp.	3,410,598	224,928,938
Canadian Natural Resources Ltd. (Canada)	4,797,484	161,922,452
Devon Energy Corp.	3,889,187	187,964,408
		574,815,798

Other Diversified Financial Services–0.74%

Voya Financial, Inc.	1,551,379	60,302,102

Packaged Foods & Meats–1.16%

Mondelez International, Inc. -Class A	2,284,940	94,230,926

Pharmaceuticals–6.28%

Eli Lilly and Co.	737,265	49,485,227
Merck & Co., Inc.	2,668,871	163,308,216
Novartis AG (Switzerland)	985,574	67,824,875
Pfizer Inc.	4,643,745	149,249,964
Sanofi (France)	993,460	79,971,600
		509,839,882

Railroads–1.27%

CSX Corp.	2,881,129	103,173,229

Regional Banks–7.40%

BB&T Corp.	1,152,749	52,161,892
Citizens Financial Group, Inc.	5,692,672	190,761,439
Fifth Third Bancorp	5,357,057	139,390,623
First Horizon National Corp.	3,813,700	72,765,396
PNC Financial Services Group, Inc. (The)	1,324,498	146,410,009
		601,489,359

Semiconductor Equipment–1.07%

Applied Materials, Inc.	2,710,113	87,265,639

	Shares	Value

Semiconductors–2.79%

Intel Corp.	2,607,560	$90,482,332
QUALCOMM, Inc.	2,003,733	136,514,329
		226,996,661

Systems Software–2.78%

Microsoft Corp.	1,347,136	81,178,415
Oracle Corp.	3,604,274	144,855,772
		226,034,187

Tobacco–0.99%

Philip Morris International Inc.	908,815	80,230,188

Wireless Telecommunication Services–0.65%

Vodafone Group PLC -ADR (United Kingdom)	2,148,858	52,518,090
Total Common Stocks & Other Equity Interests (Cost $5,563,960,117)		7,885,223,135

Money Market Funds–3.66%

Government & Agency Portfolio – Institutional Class, 0.29% (c)	178,458,746	178,458,746
Treasury Portfolio – Institutional Class, 0.26% (c)	118,972,497	118,972,497
Total Money Market Funds (Cost $297,431,243)		297,431,243

TOTAL INVESTMENTS–100.73% (Cost $5,861,391,360)		8,182,654,378
OTHER ASSETS LESS LIABILITIES–(0.73)%		(58,948,596)
NET ASSETS–100.00%		$8,123,705,782

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2016, there were transfers from Level 1 to Level 2 of $478,856,822, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$7,342,495,695	$542,727,440	$—	$7,885,223,135

Money Market Funds	297,431,243	—	—	297,431,243
	7,639,926,938	542,727,440	—	8,182,654,378
Forward Foreign Currency Contracts*	—	1,492,484	—	1,492,484
Total Investments	$7,639,926,938	$544,219,924	$—	$8,184,146,862
*	Unrealized appreciation.

Invesco Growth and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
12/16/16	State Street Bank and Trust Co.	AUD	63,835,173	USD	48,095,358	$47,118,929	$976,429
12/16/16	State Street Bank and Trust Co.	CAD	160,595,907	USD	118,569,057	119,599,365	(1,030,308)
12/16/16	State Street Bank and Trust Co.	CHF	53,590,586	USD	53,731,631	52,780,926	950,705
12/16/16	State Street Bank and Trust Co.	EUR	130,544,719	USD	139,975,922	138,506,224	1,469,698
12/16/16	State Street Bank and Trust Co.	GBP	162,759,601	USD	202,834,291	203,746,591	(912,300)
12/16/16	State Street Bank and Trust Co.	USD	8,654,187	CAD	11,672,065	8,692,447	38,260
Total Forward Foreign Currency Contracts - Currency Risk							$1,492,484

Currency Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	USD	—	U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $280,795,059 and $677,339,578, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,461,743,054
Aggregate unrealized (depreciation) of investment securities	(178,185,290)
Net unrealized appreciation of investment securities	$2,283,557,764
Cost of investments for tax purposes is $5,899,096,614.

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	LVEY-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.28%

Aerospace & Defense–3.31%

Boeing Co. (The)	31,100	$4,682,416
United Technologies Corp.	39,300	4,233,396
		8,915,812

Agricultural Products–0.28%

Ingredion Inc.	6,400	751,232

Apparel Retail–2.15%

Abercrombie & Fitch Co. -Class A (b)	101,700	1,461,429
American Eagle Outfitters, Inc.	234,500	3,883,320
Chico’s FAS, Inc.	21,600	330,696
Urban Outfitters, Inc. (c)	3,600	113,760
		5,789,205

Asset Management & Custody Banks–0.11%

Waddell & Reed Financial, Inc. -Class A	15,300	298,809

Biotechnology–2.75%

AbbVie Inc.	49,200	2,991,360
Gilead Sciences, Inc.	52,300	3,854,510
PDL BioPharma Inc.	264,000	578,160
		7,424,030

Commodity Chemicals–0.41%

AdvanSix Inc. (c)	24,100	450,670
Cabot Corp.	12,600	641,718
		1,092,388

Communications Equipment–1.76%

Cisco Systems, Inc.	145,400	4,335,828
InterDigital, Inc.	5,100	403,920
		4,739,748

Computer & Electronics Retail–2.46%

Best Buy Co., Inc.	127,400	5,822,180
Rent-A-Center, Inc.	69,600	803,880
		6,626,060

Construction Machinery & Heavy Trucks–0.33%

Allison Transmission Holdings, Inc.	27,100	898,907

Consumer Finance–0.92%

Navient Corp.	143,600	2,474,228

Data Processing & Outsourced Services–0.06%

Western Union Co. (The)	8,200	172,446

Department Stores–2.37%

Kohl’s Corp. (b)	93,800	5,049,254
Macy’s, Inc.	31,900	1,346,180
		6,395,434

	Shares	Value

Diversified Banks–2.60%

Bank of Montreal (Canada)	32,600	$2,147,036
Bank of Nova Scotia (The) (Canada)	27,300	1,508,325
Canadian Imperial Bank of Commerce (Canada)(b)	33,400	2,627,578
Toronto-Dominion Bank (The) (Canada)	15,600	739,284
		7,022,223

Diversified Metals & Mining–1.40%

Teck Resources Ltd. -Class B (Canada)	149,300	3,783,262

Diversified REIT’s–0.54%

Lexington Realty Trust	111,800	1,154,894
PS Business Parks, Inc.	2,800	312,844
		1,467,738

Drug Retail–1.50%

CVS Health Corp.	52,500	4,036,725

Electric Utilities–4.66%

Entergy Corp.	66,500	4,570,545
Exelon Corp.	123,200	4,005,232
FirstEnergy Corp.	127,800	3,998,862
		12,574,639

Electrical Components & Equipment–0.37%

General Cable Corp.	53,000	993,750

Financial Exchanges & Data–0.12%

Donnelley Financial Solutions, Inc. (c)	17,162	327,280

Food Distributors–0.68%

Sysco Corp.	34,500	1,837,125

Gas Utilities–0.65%

National Fuel Gas Co.	20,000	1,127,600
Southwest Gas Corp.	8,400	622,692
		1,750,292

General Merchandise Stores–0.87%

Big Lots, Inc.	46,500	2,353,365

Gold–3.45%

Barrick Gold Corp. (Canada)(b)	259,000	3,890,180
Kinross Gold Corp. (Canada)(c)	865,700	2,848,153
Yamana Gold Inc. (Brazil)(b)	848,500	2,537,015
Yamana Gold Inc. -Rts. (Brazil)(b)(c)	53,031	13,030
		9,288,378

Health Care Equipment–0.64%

Baxter International Inc.	39,000	1,730,430

Health Care REIT’s–1.98%

Care Capital Properties, Inc.	19,500	469,560
National Health Investors, Inc.	14,600	1,033,096

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Health Care REIT’s–(continued)

Senior Housing Properties Trust	212,900	$3,844,974
		5,347,630

Hotel and Resort REIT’s–0.43%

Hospitality Properties Trust	40,200	1,165,599

Household Products–0.49%

Procter & Gamble Co. (The)	15,900	1,311,114

Hypermarkets & Super Centers–1.52%

Wal-Mart Stores, Inc.	58,100	4,091,983

Integrated Oil & Gas–1.55%

Occidental Petroleum Corp.	58,500	4,174,560

Integrated Telecommunication Services–2.85%

BCE Inc. (Canada)	86,400	3,722,112
Verizon Communications Inc.	79,400	3,962,060
		7,684,172

Internet Software & Services–1.57%

CommerceHub, Inc. -Series C (c)	26,700	393,825
eBay Inc. (c)	137,900	3,834,999
		4,228,824

IT Consulting & Other Services–1.58%

International Business Machines Corp.	26,250	4,258,275

Life & Health Insurance–0.60%

Aflac, Inc.	9,500	678,110
Sun Life Financial Inc. (Canada)(b)	24,700	948,480
		1,626,590

Managed Health Care–1.55%

WellCare Health Plans Inc. (c)	30,500	4,179,110

Metal & Glass Containers–0.30%

Greif Inc. -Class A	16,000	821,920

Mortgage REIT’s–9.91%

AGNC Investment Corp.	218,700	4,080,942
Annaly Capital Management, Inc.	481,100	4,916,842
Chimera Investment Corp.	214,900	3,644,704
CYS Investments, Inc.	208,600	1,677,144
MFA Financial, Inc.	364,800	2,852,736
New Residential Investment Corp.	228,000	3,522,600
Starwood Property Trust, Inc.	110,400	2,480,688
Two Harbors Investment Corp.	409,900	3,553,833
		26,729,489

Movies & Entertainment–0.43%

Liberty Media Corp.- Liberty Braves - Series A(c)	25,300	509,795
Liberty Media Corp.- Liberty Media - Series A(c)	20,800	650,832
		1,160,627

	Shares	Value

Multi-Utilities–2.60%

Ameren Corp.	38,300	$1,881,296
CenterPoint Energy, Inc.	187,100	4,464,206
Consolidated Edison, Inc.	5,500	383,735
MDU Resources Group, Inc.	10,400	289,328
		7,018,565

Office REIT’s–0.61%

Piedmont Office Realty Trust Inc. -Class A	84,300	1,655,652

Office Services & Supplies–0.12%

West Corp.	13,000	310,180

Oil & Gas Drilling–0.48%

Atwood Oceanics, Inc. (b)	91,500	865,590
Noble Corp. PLC (b)	70,100	436,022
		1,301,612

Oil & Gas Exploration & Production–0.63%

Enerplus Corp. (Canada)(b)	170,800	1,479,128
Vermilion Energy, Inc. (Canada)	5,400	219,024
		1,698,152

Oil & Gas Refining & Marketing–1.65%

Valero Energy Corp.	72,400	4,456,944

Packaged Foods & Meats–3.50%

Campbell Soup Co.	54,900	3,123,261
Dean Foods Co.	29,000	575,940
JM Smucker Co. (The)	26,400	3,325,080
Lancaster Colony Corp.	3,600	487,836
Tyson Foods, Inc. -Class A	33,700	1,914,497
		9,426,614

Personal Products–1.42%

Nu Skin Enterprises, Inc. -Class A	73,200	3,819,576

Pharmaceuticals–4.69%

Johnson & Johnson	35,500	3,951,150
Merck & Co., Inc.	78,000	4,772,820
Pfizer Inc.	121,800	3,914,652
		12,638,622

Property & Casualty Insurance–1.14%

Assured Guaranty Ltd.	85,900	3,071,784

Regional Banks–0.89%

Fifth Third Bancorp	91,700	2,386,034

Reinsurance–0.36%

Validus Holdings, Ltd.	17,900	972,686

Residential REIT’s–1.72%

Camden Property Trust	38,500	3,030,335
Equity Lifestyle Properties, Inc.	23,100	1,603,833
		4,634,168

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Restaurants–1.97%

Darden Restaurants, Inc.	72,500	$5,314,250

Retail REIT’s–1.58%

Macerich Co. (The)	37,000	2,511,930
Retail Properties of America, Inc. -Class A	17,800	271,628
Urban Edge Properties	13,500	365,715
Weingarten Realty Investors	31,600	1,122,116
		4,271,389

Semiconductor Equipment–2.80%

Applied Materials, Inc.	134,200	4,321,240
KLA-Tencor Corp.	35,400	2,826,336
Versum Materials, Inc. (c)	16,300	398,698
		7,546,274

Semiconductors–0.80%

Advanced Micro Devices, Inc. (c)	58,700	523,017
Intel Corp.	47,000	1,630,900
		2,153,917

Soft Drinks–0.83%

Dr Pepper Snapple Group, Inc.	25,900	2,246,566

Specialized REIT’s–2.24%

Communications Sales & Leasing, Inc.	32,400	807,732
CoreCivic, Inc.	105,300	2,391,363
Lamar Advertising Co. -Class A	42,800	2,837,212
		6,036,307

Specialty Chemicals–0.23%

Ingevity Corp. (c)	11,700	612,729

Specialty Stores–1.92%

GNC Holdings, Inc. -Class A (b)	10,400	150,280
Staples, Inc.	519,000	5,018,730
		5,169,010

Technology Hardware, Storage & Peripherals–2.34%

HP Inc.	318,700	4,907,980
NetApp, Inc.	38,000	1,389,280
		6,297,260

Tobacco–3.36%

Altria Group, Inc.	80,200	5,127,186
Philip Morris International Inc.	44,400	3,919,632
		9,046,818

Trading Companies & Distributors–0.19%

Herc Holdings, Inc. (c)	12,600	500,724

Wireless Telecommunication Services–0.06%

Rogers Communications, Inc. -Class B (Canada)	4,400	169,840
Total Common Stocks & Other Equity Interests (Cost $249,726,218)		262,279,072

	Principal Amount	Value

U.S. Treasury Securities–0.20%

U.S. Treasury Bills–0.20%

0.51%, 03/16/2017(d)(e) (Cost $539,204)	$540,000	$539,228

	Shares

Money Market Funds–2.40%

Government & Agency Portfolio – Institutional Class, 0.29% (f)	3,873,995	3,873,995
Treasury Portfolio – Institutional Class, 0.26% (f)	2,582,664	2,582,664
Total Money Market Funds (Cost $6,456,659)		6,456,659
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.88% (Cost $256,722,081)		269,274,959

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.68%

Government & Agency Portfolio – Institutional Class, 0.29% (Cost $7,230,592)(g)	7,230,592	7,230,592
TOTAL INVESTMENTS–102.56% (Cost $263,952,673)		276,505,551
OTHER ASSETS LESS LIABILITIES–(2.56)%		(6,896,195)
NET ASSETS–100.00%		$269,609,356

Investment Abbreviations:

REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2016.

(c)	Non-income producing security.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Low Volatility Equity Yield Fund

E.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$262,266,042	$13,030	$—	$262,279,072
U.S. Treasury Securities	—	539,228	—	539,228
Money Market Funds	13,687,251	—	—	13,687,251
	275,953,293	552,258	—	276,505,551
Futures Contracts*	76,879	—	—	76,879
Total Investments	$276,030,172	$552,258	$—	$276,582,430
*	Unrealized appreciation .

Invesco Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts- Equity Risk

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	61	December-2016	$6,706,340	$76,879

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $63,498,258 and $69,673,918, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,660,299
Aggregate unrealized (depreciation) of investment securities	(12,320,642)
Net unrealized appreciation of investment securities	$12,339,657
Cost of investments for tax purposes is $264,165,894.

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-PTFI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–104.43%

Pennsylvania–99.01%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$1,000	$1,038,890
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/2020	1,750	1,877,435
Series 2011 A, University RB (b)(c)	5.50%	03/01/2021	550	631,812
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB (b)(c)	6.00%	10/15/2018	1,000	1,088,930
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/2025	660	613,991
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	1,250	1,357,100
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/2026	980	980,461
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/2023	1,020	981,627
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB (d)	5.00%	12/01/2045	2,120	2,288,943
Allegheny (County of); Series 2008 C-61, Unlimited Tax GO Bonds (b)(c)	5.00%	12/01/2018	500	537,780
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/2017	700	525,000
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (b)	4.38%	07/01/2022	545	502,926
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/2018	230	110,156
Beaver (County of);
Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/2017	65	67,906
Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/2017	1,325	1,384,241
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (e)	6.13%	11/01/2034	415	417,320
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,064,800
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2030	425	471,057
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2031	425	469,591
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (b)(c)	5.25%	01/15/2020	1,000	1,111,350
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,000	2,000,940
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	1,100	1,207,657
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (b)(c)	6.25%	11/15/2021	500	602,190
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	541,240
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	900	901,422
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,010,040
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	750	766,582
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2051	660	640,570
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	908,445
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	750	794,850
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB (b)(c)	5.00%	01/01/2017	1,000	1,003,520
Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,342,568
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/2028	1,000	1,035,220

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	6.00%	06/01/2036	$340	$370,512
Series 2009, Ref. Health System RB (b)(c)	6.00%	06/01/2019	1,875	2,085,000
Series 2016 A, Ref. Health System RB	5.00%	06/01/2036	510	559,715
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-AGC) (a)	5.75%	07/01/2023	220	220,510
Delaware (County of) Authority (Neumann College); Series 2008, College RB (b)(c)	6.25%	10/01/2018	110	120,087
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	233,066
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	423,989
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	596,117
Series 2012, Ref. RB	5.00%	01/01/2027	535	579,849
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2040	1,000	1,081,220
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2017	1,160	1,191,204
Series 2002, RB	5.75%	07/01/2032	1,000	1,180,980
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (a)	5.00%	07/01/2024	1,000	1,114,280
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	516,115
Series 2014, RB	5.00%	07/01/2039	250	256,773
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	210	231,756
Series 2016, Ref. RB	5.00%	12/01/2039	370	394,857
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/2038	500	508,480
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)(g)	0.55%	06/01/2037	1,350	1,350,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,000	1,086,180
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	1,015	1,022,643
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/2041	500	537,025
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/2040	350	353,885
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	625	651,094
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	228,795
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	535	580,801
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	857,703
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	676	675,973
Series 2014 B, Conv. CAB RB (h)	7.50%	02/01/2044	172	58,760
Series 2014 C, RB (i)	0.00%	02/01/2044	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	808,170
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	1,250	1,357,312
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/2037	1,500	1,505,565
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	1,400	1,518,132
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	425,861
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB (b)(c)	6.25%	11/15/2019	1,000	1,137,250
Series 2012, Ref. RB	5.00%	11/15/2028	900	978,597
Series 2016, Ref. RB	5.00%	11/15/2036	1,000	1,067,060
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	850	890,579
Montgomery (County of) Industrial Development Authority (Foulkeways at Gwynedd); Series 2016, Ref. RB	5.00%	12/01/2046	385	398,848

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	$1,500	$1,669,380
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB (b)(c)	7.00%	02/01/2018	500	534,435
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB (b)(c)	5.50%	05/15/2019	1,000	1,099,450
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB (b)(c)	5.50%	08/15/2018	1,000	1,072,080
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016 A, Ref. Hospital RB	5.00%	08/15/2046	650	688,409
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	920	937,452
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (d)	5.00%	06/15/2034	3,000	3,281,400
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	500	541,665
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (e)	5.00%	11/01/2041	1,200	1,254,288
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(j)	5.50%	11/01/2044	635	671,252
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (e)	5.00%	12/31/2034	1,235	1,280,646
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	1,000	1,068,720
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (b)	1.50%	05/01/2018	1,500	1,500,150
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	501,766
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.55%	05/01/2032	1,650	1,650,000
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB (b)(c)	5.88%	07/01/2018	750	804,052
Series 2010, RB (b)(c)	6.00%	07/01/2020	500	575,425
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,220,226
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/2035	1,300	1,341,886
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	543,615
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	617,321
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	845	916,715
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB (b)(c)	5.50%	06/01/2018	1,000	1,064,570
Series 2009 C, Sub. RB (INS-AGM) (a)	6.25%	06/01/2033	2,000	2,446,820
Series 2009 E, Sub. Conv. CAB RB (h)	6.38%	12/01/2038	1,435	1,691,262
Series 2010 A-1, Motor License Fund Special RB	5.00%	12/01/2038	500	536,970
Subseries 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	820	910,471
Subseries 2010 A-2, Sub. Motor License Fund Special RB (b)(c)	5.50%	12/01/2020	180	206,548
Subseries 2010 B-2, Sub. Motor License Fund Special RB (b)(c)	5.00%	12/01/2020	235	265,129
Subseries 2010 B-2, Sub. Motor License Fund Special RB	5.00%	12/01/2030	390	421,949
Subseries 2010 B-2, Sub. RB	5.13%	12/01/2035	500	542,725
Pennsylvania State University;
Series 2015 A, RB	5.00%	09/01/2040	1,000	1,110,600
Series 2016 A, RB (d)	5.00%	09/01/2035	435	491,954
Series 2016 A, RB (d)	5.00%	09/01/2041	2,275	2,548,796
Philadelphia (City of) (1998 General Ordinance); Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2034	440	482,975
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (d)	5.00%	07/01/2042	1,500	1,670,925

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/2020	$1,500	$1,667,175
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	585	633,877
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	969,040
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	986,142
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	1,235	1,244,695
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	614,406
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	700	748,776
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	750	813,750
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (j)	6.50%	06/15/2033	945	979,691
Philadelphia (City of);
Ninth Series 2010, Gas Works RB (b)(c)	5.25%	08/01/2020	390	439,261
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	610	665,217
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/2024	1,000	1,098,530
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/2035	1,250	1,356,400
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	500	566,910
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	840	922,908
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	572,692
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/2025	535	583,075
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/2023	1,500	1,590,540
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/2031	1,000	1,090,800
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	500	552,540
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB (d)	5.00%	06/01/2044	3,180	3,424,924
State Public School Building Authority (Harrisburg School District);
Series 2009, RB (b)(c)	5.00%	05/15/2019	165	179,213
Series 2009, RB (b)(c)	5.00%	05/15/2019	670	727,714
Series 2009, RB (b)(c)	5.00%	05/15/2019	165	179,339
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	12/01/2033	1,000	1,096,470
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (e)	5.00%	01/01/2027	1,185	1,263,234
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	1,000	1,135,670
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/2030	500	544,670
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	1,320	1,320,079
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/2031	750	827,370
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	850	916,725
				127,305,168

Guam–3.97%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	1,250	1,407,237
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	500	538,750
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	410	437,962
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	541,034

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	$1,000	$1,056,830
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	285	310,981
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	785	819,375
				5,112,169

Virgin Islands–1.45%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2029	575	634,116
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	750	756,097
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	500	471,880
				1,862,093
TOTAL INVESTMENTS(k)–104.43% (Cost $128,824,442)				134,279,430
FLOATING RATE NOTE OBLIGATIONS–(6.58)%
Notes with interest and fee rates ranging from 1.10% to 1.19% at 11/30/2016 and maturities of collateral ranging from 06/15/2034 to 12/01/2045 (See Note 1D)(l)				(8,460,000)
OTHER ASSETS AND OTHER LIABILITIES–2.15%				2,761,454
NET ASSETS–100.00%				$128,580,884

Investment Abbreviations:

AGC	— Assured Guaranty Corp.	LOC	— Letter of Credit
AGM	— Assured Guaranty Municipal Corp.	NATL	— National Public Finance Guarantee Corp.
AMBAC	— American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue Bonds
BHAC	— Berkshire Hathaway Assurance Corp.	RB	— Revenue Bonds
CAB	— Capital Appreciation Bonds	Ref.	— Refunding
Conv.	— Convertible	Sr.	— Senior
GO	— General Obligation	Sub.	— Subordinated
Gtd.	— Guaranteed	VRD	— Variable Rate Demand
INS	— Insurer

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(e)	Security subject to the alternative minimum tax.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Zero coupon bond issued at a discount.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $1,650,943, which represented 1.28% of the Fund’s Net Assets.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.3%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Fund’s investments with a value of $13,706,942 are held by TOB Trusts and serve as collateral for the $8,460,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks –The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $4,338,876 and $6,745,502, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,582,213
Aggregate unrealized (depreciation) of investment securities	(1,936,799)
Net unrealized appreciation of investment securities	$5,645,414
Cost of investments for tax purposes is $128,634,016.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	MS-SPI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.01%

Advertising–0.16%

Interpublic Group of Cos., Inc. (The)	19,616	$472,157
Omnicom Group Inc.	11,579	1,006,678
		1,478,835

Aerospace & Defense–2.25%

Arconic Inc.	21,464	413,826
Boeing Co. (The)	28,401	4,276,055
General Dynamics Corp.	14,048	2,463,317
L-3 Communications Holdings, Inc.	3,781	596,528
Lockheed Martin Corp.	12,358	3,277,959
Northrop Grumman Corp.	8,742	2,182,440
Raytheon Co.	14,446	2,160,255
Rockwell Collins, Inc.	6,360	589,699
Textron Inc.	13,191	607,182
TransDigm Group, Inc. (b)	2,451	616,255
United Technologies Corp.	38,104	4,104,563
		21,288,079

Agricultural & Farm Machinery–0.15%

Deere & Co.	14,161	1,418,932

Agricultural Products–0.13%

Archer-Daniels-Midland Co.	28,480	1,231,190

Air Freight & Logistics–0.76%

C.H. Robinson Worldwide, Inc.	6,986	522,902
Expeditors International of Washington, Inc.	8,863	467,434
FedEx Corp.	11,958	2,291,990
United Parcel Service, Inc. -Class B	33,841	3,922,849
		7,205,175

Airlines–0.62%

Alaska Air Group, Inc.	6,025	495,677
American Airlines Group Inc.	25,942	1,204,747
Delta Air Lines, Inc.	36,663	1,766,423
Southwest Airlines Co.	30,363	1,415,219
United Continental Holdings Inc. (b)	14,363	990,329
		5,872,395

Alternative Carriers–0.08%

Level 3 Communications, Inc. (b)	14,256	785,078

Apparel Retail–0.58%

Foot Locker, Inc.	6,624	474,742
Gap, Inc. (The)	10,729	267,903
L Brands, Inc.	11,759	825,717
Ross Stores, Inc.	19,414	1,312,192
TJX Cos., Inc. (The)	32,146	2,518,318
Urban Outfitters, Inc. (b)	4,358	137,713
		5,536,585

	Shares	Value

Apparel, Accessories & Luxury Goods–0.36%

Coach, Inc.	13,655	$496,905
Hanesbrands, Inc.	18,495	429,639
Michael Kors Holdings Ltd. (b)	8,274	384,658
PVH Corp.	3,927	416,026
Ralph Lauren Corp.	2,737	286,318
Under Armour, Inc. -Class A (b)	8,977	276,492
Under Armour, Inc. -Class C (b)	9,024	232,639
VF Corp.	16,242	885,351
		3,408,028

Application Software–0.79%

Adobe Systems Inc. (b)	24,394	2,507,947
Autodesk, Inc. (b)	9,559	694,079
Citrix Systems, Inc. (b)	7,623	661,143
Intuit Inc.	11,996	1,363,705
salesforce.com, inc. (b)	31,522	2,269,584
		7,496,458

Asset Management & Custody Banks–1.12%

Affiliated Managers Group, Inc. (b)	2,637	390,540
Ameriprise Financial, Inc.	7,902	902,487
Bank of New York Mellon Corp. (The)	52,269	2,478,596
BlackRock, Inc.	5,972	2,214,358
Franklin Resources, Inc.	17,204	675,429
Invesco Ltd. (c)	20,067	628,298
Legg Mason, Inc.	4,515	144,028
Northern Trust Corp.	10,427	856,578
State Street Corp.	17,947	1,414,224
T. Rowe Price Group Inc.	12,167	901,088
		10,605,626

Auto Parts & Equipment–0.13%

BorgWarner, Inc.	9,860	351,016
Delphi Automotive PLC	13,353	854,592
		1,205,608

Automobile Manufacturers–0.49%

Ford Motor Co.	191,047	2,284,922
General Motors Co.	69,583	2,402,701
		4,687,623

Automotive Retail–0.39%

Advance Auto Parts, Inc.	3,605	611,841
AutoNation, Inc. (b)	3,262	145,681
AutoZone, Inc. (b)	1,431	1,120,730
CarMax, Inc. (b)	9,373	541,666
O’Reilly Automotive, Inc. (b)	4,647	1,275,601
		3,695,519

Biotechnology–2.77%

AbbVie Inc.	79,727	4,847,402
Alexion Pharmaceuticals, Inc. (b)	10,978	1,345,793

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Amgen Inc.	36,636	$5,278,149
Biogen Inc. (b)	10,727	3,154,489
Celgene Corp. (b)	37,946	4,496,980
Gilead Sciences, Inc.	64,605	4,761,388
Regeneron Pharmaceuticals, Inc. (b)	3,694	1,400,913
Vertex Pharmaceuticals Inc. (b)	12,130	989,929
		26,275,043

Brewers–0.09%

Molson Coors Brewing Co. -Class B	9,017	883,937

Broadcasting–0.24%

CBS Corp. -Class B	19,918	1,209,421
Discovery Communications, Inc. -Class A (b)	7,386	200,087
Discovery Communications, Inc. -Class C (b)	10,977	290,232
Scripps Networks Interactive Inc. -Class A	4,672	323,583
TEGNA Inc.	10,492	235,335
		2,258,658

Building Products–0.35%

Allegion PLC	4,694	314,076
Fortune Brands Home & Security, Inc.	7,534	415,500
Johnson Controls International PLC	46,212	2,078,643
Masco Corp.	16,165	511,622
		3,319,841

Cable & Satellite–1.17%

Charter Communications, Inc. -Class A (b)	10,610	2,921,039
Comcast Corp. -Class A	117,611	8,175,141
		11,096,180

Casinos & Gaming–0.04%

Wynn Resorts Ltd.	3,886	396,333

Commodity Chemicals–0.16%

LyondellBasell Industries N.V. -Class A	16,688	1,507,260

Communications Equipment–1.01%

Cisco Systems, Inc.	246,237	7,342,787
F5 Networks, Inc. (b)	3,270	460,253
Harris Corp.	6,081	629,748
Juniper Networks, Inc.	18,748	516,320
Motorola Solutions, Inc.	8,162	655,001
		9,604,109

Computer & Electronics Retail–0.06%

Best Buy Co., Inc.	13,513	617,544

Construction & Engineering–0.10%

Fluor Corp.	6,816	364,724
Jacobs Engineering Group, Inc. (b)	5,944	368,588
Quanta Services, Inc. (b)	7,395	249,359
		982,671

Construction Machinery & Heavy Trucks–0.51%

Caterpillar Inc.	28,601	2,733,112
Cummins Inc.	7,595	1,076,819

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

PACCAR Inc.	17,160	$1,066,494
		4,876,425

Construction Materials–0.16%

Martin Marietta Materials, Inc.	3,105	681,392
Vulcan Materials Co.	6,514	818,484
		1,499,876

Consumer Electronics–0.07%

Garmin Ltd.	5,640	294,182
Harman International Industries, Inc.	3,416	373,608
		667,790

Consumer Finance–0.82%

American Express Co.	37,988	2,736,656
Capital One Financial Corp.	24,775	2,082,091
Discover Financial Services	19,759	1,339,067
Navient Corp.	15,520	267,410
Synchrony Financial	38,783	1,340,340
		7,765,564

Copper–0.10%

Freeport-McMoRan Inc. (b)	59,824	918,298

Data Processing & Outsourced Services–2.32%

Alliance Data Systems Corp. (b)	2,865	655,455
Automatic Data Processing, Inc.	22,332	2,144,319
Fidelity National Information Services, Inc.	16,048	1,238,745
Fiserv, Inc. (b)	10,761	1,125,816
Global Payments Inc.	7,521	515,564
Mastercard Inc. -Class A	46,945	4,797,779
Paychex, Inc.	15,708	925,987
PayPal Holdings, Inc. (b)	54,950	2,158,436
Total System Services, Inc.	8,099	398,633
Visa Inc. -Class A	92,353	7,140,734
Western Union Co. (The)	23,877	502,133
Xerox Corp.	41,669	389,605
		21,993,206

Department Stores–0.15%

Kohl’s Corp.	8,792	473,274
Macy’s, Inc.	15,101	637,262
Nordstrom, Inc.	5,688	318,073
		1,428,609

Distillers & Vintners–0.18%

Brown-Forman Corp. -Class B	8,929	404,930
Constellation Brands, Inc. -Class A	8,672	1,310,686
		1,715,616

Distributors–0.13%

Genuine Parts Co.	7,290	701,517
LKQ Corp. (b)	15,034	493,566
		1,195,083

Diversified Banks–5.16%

Bank of America Corp.	499,592	10,551,383
Citigroup Inc.	142,237	8,020,744

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Diversified Banks–(continued)

Comerica Inc.	8,513	$542,704
JPMorgan Chase & Co.	176,830	14,176,461
U.S. Bancorp	78,762	3,908,171
Wells Fargo & Co.	222,311	11,764,698
		48,964,161

Diversified Chemicals–0.71%

Dow Chemical Co. (The)	55,165	3,073,794
E. I. du Pont de Nemours and Co.	42,803	3,150,729
Eastman Chemical Co.	7,231	543,192
		6,767,715

Diversified Support Services–0.05%

Cintas Corp.	4,183	479,372

Drug Retail–0.80%

CVS Health Corp.	52,198	4,013,504
Walgreens Boots Alliance, Inc.	41,858	3,546,629
		7,560,133

Electric Utilities–1.87%

Alliant Energy Corp.	11,129	399,754
American Electric Power Co., Inc.	24,071	1,421,393
Duke Energy Corp.	33,727	2,488,041
Edison International	15,950	1,096,881
Entergy Corp.	8,762	602,212
Eversource Energy	15,529	801,607
Exelon Corp.	45,180	1,468,802
FirstEnergy Corp.	20,815	651,301
NextEra Energy, Inc.	22,865	2,611,869
PG&E Corp.	24,404	1,434,955
Pinnacle West Capital Corp.	5,442	402,327
PPL Corp.	33,196	1,110,738
Southern Co. (The)	47,914	2,243,333
Xcel Energy, Inc.	24,867	970,062
		17,703,275

Electrical Components & Equipment–0.55%

Acuity Brands, Inc.	2,148	540,029
AMETEK, Inc.	11,378	538,748
Eaton Corp. PLC	22,260	1,480,513
Emerson Electric Co.	31,504	1,778,086
Rockwell Automation, Inc.	6,334	846,919
		5,184,295

Electronic Components–0.23%

Amphenol Corp. -Class A	15,113	1,031,613
Corning Inc.	46,568	1,119,029
		2,150,642

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	6,720	241,315

Electronic Manufacturing Services–0.12%

TE Connectivity Ltd.	17,406	1,177,342

Environmental & Facilities Services–0.24%

Republic Services, Inc.	11,413	633,307
Stericycle, Inc. (b)	4,163	303,774

	Shares	Value

Environmental & Facilities Services–(continued)

Waste Management, Inc.	19,920	$1,384,839
		2,321,920

Fertilizers & Agricultural Chemicals–0.36%

CF Industries Holdings, Inc.	11,412	330,263
FMC Corp.	6,550	367,586
Monsanto Co.	21,421	2,200,151
Mosaic Co. (The)	17,143	486,861
		3,384,861

Financial Exchanges & Data–0.65%

CME Group Inc. -Class A	16,588	1,872,951
Intercontinental Exchange, Inc.	29,161	1,615,519
Moody’s Corp.	8,190	823,095
Nasdaq, Inc.	5,591	358,327
S&P Global Inc.	12,924	1,537,827
		6,207,719

Food Distributors–0.14%

Sysco Corp.	25,002	1,331,357

Food Retail–0.21%

Kroger Co. (The)	46,459	1,500,625
Whole Foods Market, Inc.	15,607	474,297
		1,974,922

Footwear–0.35%

NIKE, Inc. -Class B	66,010	3,305,121

General Merchandise Stores–0.44%

Dollar General Corp.	12,689	981,113
Dollar Tree, Inc. (b)	11,542	1,017,543
Target Corp.	28,142	2,173,688
		4,172,344

Gold–0.09%

Newmont Mining Corp.	25,975	842,629

Health Care Distributors–0.43%

AmerisourceBergen Corp.	8,189	638,660
Cardinal Health, Inc.	15,596	1,107,472
Henry Schein, Inc. (b)	4,004	596,436
McKesson Corp.	11,049	1,588,957
Patterson Cos. Inc.	4,089	158,408
		4,089,933

Health Care Equipment–2.30%

Abbott Laboratories	71,965	2,739,708
Baxter International Inc.	23,963	1,063,238
Becton, Dickinson and Co.	10,423	1,762,529
Boston Scientific Corp. (b)	66,616	1,362,963
C.R. Bard, Inc.	3,596	757,138
Danaher Corp.	29,748	2,325,401
Edwards Lifesciences Corp. (b)	10,421	863,380
Hologic, Inc. (b)	13,581	519,881
Intuitive Surgical, Inc. (b)	1,884	1,212,806
Medtronic PLC	67,654	4,939,419
St. Jude Medical, Inc.	13,948	1,104,682

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Stryker Corp.	15,209	$1,728,655
Varian Medical Systems, Inc. (b)	4,586	411,960
Zimmer Biomet Holdings, Inc.	9,791	997,311
		21,789,071

Health Care Facilities–0.17%

HCA Holdings, Inc. (b)	14,458	1,024,928
Universal Health Services, Inc. -Class B	4,410	542,518
		1,567,446

Health Care REIT’s–0.30%

HCP, Inc.	22,890	675,954
Ventas, Inc.	17,200	1,039,224
Welltower Inc.	17,521	1,099,968
		2,815,146

Health Care Services–0.43%

DaVita Inc. (b)	8,103	513,325
Express Scripts Holding Co. (b)	30,852	2,341,050
Laboratory Corp. of America Holdings (b)	5,008	630,257
Quest Diagnostics Inc.	6,805	595,165
		4,079,797

Health Care Supplies–0.11%

Cooper Cos., Inc. (The)	2,386	392,473
DENTSPLY SIRONA Inc.	11,407	663,659
		1,056,132

Health Care Technology–0.08%

Cerner Corp. (b)	14,714	732,463

Home Entertainment Software–0.25%

Activision Blizzard, Inc.	33,394	1,222,554
Electronic Arts Inc. (b)	14,724	1,166,730
		2,389,284

Home Furnishings–0.10%

Leggett & Platt, Inc.	6,543	314,457
Mohawk Industries, Inc. (b)	3,085	609,102
		923,559

Home Improvement Retail–1.14%

Home Depot, Inc. (The)	60,489	7,827,277
Lowe’s Cos., Inc.	42,819	3,020,880
		10,848,157

Homebuilding–0.12%

D.R. Horton, Inc.	16,585	459,736
Lennar Corp. -Class A	9,196	391,198
PulteGroup Inc.	15,139	285,522
		1,136,456

Homefurnishing Retail–0.04%

Bed Bath & Beyond Inc.	7,557	338,629

Hotel and Resort REIT’s–0.07%
Host Hotels & Resorts Inc.	36,348	648,448

	Shares	Value

Hotels, Resorts & Cruise Lines–0.36%

Carnival Corp.	21,192	$1,089,481
Marriott International Inc. -Class A	15,657	1,233,459
Royal Caribbean Cruises Ltd.	8,219	665,492
Wyndham Worldwide Corp.	5,378	387,162
		3,375,594

Household Appliances–0.06%

Whirlpool Corp.	3,693	599,891

Household Products–1.79%

Church & Dwight Co., Inc.	12,610	552,192
Clorox Co. (The)	6,338	732,419
Colgate-Palmolive Co.	43,643	2,846,833
Kimberly-Clark Corp.	17,606	2,035,430
Procter & Gamble Co. (The)	130,652	10,773,564
		16,940,438

Housewares & Specialties–0.12%

Newell Brands, Inc.	23,606	1,109,718

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	6,371	285,867

Hypermarkets & Super Centers–0.89%

Costco Wholesale Corp.	21,445	3,219,109
Wal-Mart Stores, Inc.	74,202	5,226,047
		8,445,156

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The)	32,266	369,446
NRG Energy, Inc.	15,434	175,021
		544,467

Industrial Conglomerates–2.50%

3M Co.	29,588	5,081,443
General Electric Co. (d)	438,710	13,494,720
Honeywell International Inc.	37,249	4,244,151
Roper Technologies, Inc.	4,961	898,487
		23,718,801

Industrial Gases–0.34%

Air Products and Chemicals, Inc.	10,601	1,531,420
Praxair, Inc.	13,963	1,679,749
		3,211,169

Industrial Machinery–0.82%

Dover Corp.	7,598	551,691
Flowserve Corp.	6,382	302,826
Fortive Corp.	14,718	809,343
Illinois Tool Works Inc.	15,639	1,957,690
Ingersoll-Rand PLC	12,630	941,440
Parker-Hannifin Corp.	6,555	910,686
Pentair PLC (United Kingdom)	8,156	468,644
Snap-on Inc.	2,843	475,350
Stanley Black & Decker Inc.	7,364	873,591
Xylem, Inc.	8,771	452,408
		7,743,669

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Industrial REIT’s–0.14%

Prologis, Inc.	25,797	$1,313,067

Insurance Brokers–0.47%

Aon PLC	13,002	1,483,528
Arthur J. Gallagher & Co.	8,666	436,333
Marsh & McLennan Cos., Inc.	25,370	1,758,395
Willis Towers Watson PLC	6,352	789,998
		4,468,254

Integrated Oil & Gas–3.24%

Chevron Corp.	92,357	10,303,347
Exxon Mobil Corp.	203,005	17,722,337
Occidental Petroleum Corp.	37,398	2,668,721
		30,694,405

Integrated Telecommunication Services–2.37%

AT&T Inc. (d)	301,180	11,634,583
CenturyLink Inc.	26,728	628,643
Frontier Communications Corp.	57,429	209,616
Verizon Communications Inc.	199,561	9,958,094
		22,430,936

Internet & Direct Marketing Retail–2.27%

Amazon.com, Inc. (b)	19,263	14,458,230
Expedia, Inc.	5,898	731,647
Netflix Inc. (b)	20,988	2,455,596
Priceline Group Inc. (The) (b)	2,430	3,653,942
TripAdvisor Inc. (b)	5,593	270,030
		21,569,445

Internet Software & Services–4.19%

Akamai Technologies, Inc. (b)	8,553	570,485
Alphabet Inc. -Class A (b)	14,434	11,199,052
Alphabet Inc. -Class C (b)	14,466	10,965,807
eBay Inc. (b)	51,403	1,429,517
Facebook Inc. -Class A(b)	113,723	13,467,078
VeriSign, Inc. (b)	4,547	358,531
Yahoo! Inc. (b)	42,867	1,758,404
		39,748,874

Investment Banking & Brokerage–1.03%

Charles Schwab Corp. (The)	58,940	2,278,620
E*TRADE Financial Corp. (b)	13,398	462,365
Goldman Sachs Group, Inc. (The)	18,460	4,048,093
Morgan Stanley	72,068	2,980,733
		9,769,811

IT Consulting & Other Services–1.33%

Accenture PLC -Class A	30,476	3,639,749
Cognizant Technology Solutions Corp. -Class A (b)	29,713	1,636,592
CSRA Inc.	7,129	228,199
International Business Machines Corp.	42,582	6,907,652
Teradata Corp. (b)	6,383	171,384
		12,583,576

	Shares	Value

Leisure Products–0.11%

Hasbro, Inc.	5,525	$471,780
Mattel, Inc.	16,675	526,430
		998,210

Life & Health Insurance–0.94%

Aflac, Inc.	20,050	1,431,169
Lincoln National Corp.	11,396	730,484
MetLife, Inc.	53,796	2,959,318
Principal Financial Group, Inc.	13,093	755,335
Prudential Financial, Inc.	21,393	2,152,136
Torchmark Corp.	5,452	382,131
Unum Group	11,487	485,555
		8,896,128

Life Sciences Tools & Services–0.60%

Agilent Technologies, Inc.	15,936	700,865
Illumina, Inc. (b)	7,176	955,413
Mettler-Toledo International Inc. (b)	1,296	533,978
PerkinElmer, Inc.	5,355	271,606
Thermo Fisher Scientific, Inc.	19,301	2,704,263
Waters Corp. (b)	3,944	530,744
		5,696,869

Managed Health Care–1.60%

Aetna Inc.	17,173	2,246,915
Anthem, Inc.	12,883	1,836,214
Centene Corp. (b)	8,358	481,672
Cigna Corp.	12,560	1,692,334
Humana Inc.	7,297	1,551,634
UnitedHealth Group Inc.	46,625	7,381,670
		15,190,439

Metal & Glass Containers–0.08%

Ball Corp.	8,529	640,187
Owens-Illinois, Inc. (b)	7,934	145,747
		785,934

Motorcycle Manufacturers–0.06%

Harley-Davidson, Inc.	8,753	532,970

Movies & Entertainment–1.42%

Time Warner Inc.	38,079	3,496,414
Twenty-First Century Fox, Inc. -Class A	52,090	1,464,250
Twenty-First Century Fox, Inc. -Class B	23,846	669,118
Viacom Inc. -Class B	16,998	637,085
Walt Disney Co. (The)	72,383	7,174,603
		13,441,470

Multi-Line Insurance–0.52%

American International Group, Inc.	49,794	3,153,454
Assurant, Inc.	2,840	245,206
Hartford Financial Services Group, Inc. (The)	18,895	890,332
Loews Corp.	13,532	604,204
		4,893,196

Multi-Sector Holdings–1.58%

Berkshire Hathaway Inc. -Class B (b)	92,951	14,634,205

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Multi-Sector Holdings–(continued)

Leucadia National Corp.	15,878	$349,634
		14,983,839

Multi-Utilities–1.02%

Ameren Corp.	11,878	583,447
CenterPoint Energy, Inc.	21,084	503,064
CMS Energy Corp.	13,659	549,365
Consolidated Edison, Inc.	14,902	1,039,713
Dominion Resources, Inc.	30,634	2,245,166
DTE Energy Co.	8,784	817,703
NiSource Inc.	15,772	346,038
Public Service Enterprise Group Inc.	24,767	1,023,125
SCANA Corp.	6,996	493,428
Sempra Energy	12,229	1,220,454
WEC Energy Group, Inc.	15,451	865,410
		9,686,913

Office REIT’s–0.24%

Boston Properties, Inc.	7,524	932,073
SL Green Realty Corp.	4,929	519,320
Vornado Realty Trust	8,412	822,273
		2,273,666

Office Services & Supplies–0.01%

Pitney Bowes Inc.	9,085	130,370

Oil & Gas Drilling–0.07%

Helmerich & Payne, Inc.	5,290	400,188
Transocean Ltd. (b)	18,993	245,010
		645,198

Oil & Gas Equipment & Services–1.09%

Baker Hughes Inc.	20,948	1,347,585
FMC Technologies, Inc. (b)	11,045	378,402
Halliburton Co.	42,155	2,238,009
National Oilwell Varco Inc.	18,487	690,674
Schlumberger Ltd.	68,083	5,722,376
		10,377,046

Oil & Gas Exploration & Production–1.92%

Anadarko Petroleum Corp.	26,715	1,847,342
Apache Corp.	18,574	1,224,955
Cabot Oil & Gas Corp.	22,771	503,694
Chesapeake Energy Corp. (b)	36,486	255,402
Cimarex Energy Co.	4,650	641,142
Concho Resources Inc. (b)	6,958	995,133
ConocoPhillips	60,632	2,941,865
Devon Energy Corp.	25,633	1,238,843
EOG Resources, Inc.	26,957	2,763,632
EQT Corp.	8,456	592,596
Hess Corp.	13,177	737,385
Marathon Oil Corp.	41,477	749,075
Murphy Oil Corp.	7,924	268,703
Newfield Exploration Co. (b)	9,722	439,629
Noble Energy, Inc.	21,034	802,657
Pioneer Natural Resources Co.	8,303	1,586,205
Range Resources Corp.	9,203	323,762

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	24,157	$274,182
		18,186,202

Oil & Gas Refining & Marketing–0.52%

Marathon Petroleum Corp.	25,885	1,217,113
Phillips 66	21,756	1,807,488
Tesoro Corp.	5,815	473,050
Valero Energy Corp.	22,585	1,390,333
		4,887,984

Oil & Gas Storage & Transportation–0.54%

Kinder Morgan Inc.	93,986	2,086,489
ONEOK, Inc.	10,301	565,834
Spectra Energy Corp.	34,322	1,405,486
Williams Cos., Inc. (The)	33,437	1,026,516
		5,084,325

Packaged Foods & Meats–1.40%

Campbell Soup Co.	9,519	541,536
Conagra Brands, Inc.	20,403	748,597
General Mills, Inc. (d)	29,227	1,781,093
Hershey Co. (The)	6,871	664,014
Hormel Foods Corp.	13,229	452,961
JM Smucker Co. (The)	5,699	717,789
Kellogg Co.	12,345	888,840
Kraft Heinz Co. (The)	29,168	2,381,567
McCormick & Co., Inc.	5,631	513,547
Mead Johnson Nutrition Co.	9,040	651,694
Mondelez International, Inc. -Class A	76,153	3,140,550
Tyson Foods, Inc. -Class A	14,561	827,210
		13,309,398

Paper Packaging–0.25%

Avery Dennison Corp.	4,350	313,461
International Paper Co.	20,130	980,734
Sealed Air Corp.	9,629	439,082
WestRock Co.	12,312	630,374
		2,363,651

Personal Products–0.13%

Coty, Inc. -Class A (b)	23,094	432,089
Estee Lauder Cos. Inc. (The) -Class A	10,816	840,403
		1,272,492

Pharmaceuticals–4.98%

Allergan PLC (b)	18,362	3,567,737
Bristol-Myers Squibb Co.	81,798	4,616,679
Eli Lilly and Co.	47,555	3,191,892
Endo International PLC (b)	9,706	155,393
Johnson & Johnson	133,939	14,907,411
Mallinckrodt PLC (b)	5,273	277,887
Merck & Co., Inc.	135,375	8,283,596
Mylan N.V. (b)	22,520	824,457
Perrigo Co. PLC	7,014	605,589
Pfizer Inc.	296,953	9,544,069
Zoetis Inc.	24,235	1,220,959
		47,195,669

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Property & Casualty Insurance–0.82%

Allstate Corp. (The)	18,185	$1,271,495
Chubb Ltd.	22,768	2,914,304
Cincinnati Financial Corp.	7,331	562,581
Progressive Corp. (The)	28,487	948,617
Travelers Cos., Inc. (The)	14,112	1,599,595
XL Group Ltd. (Ireland)	13,461	486,346
		7,782,938

Publishing–0.03%

News Corp. -Class A	18,629	215,351
News Corp. -Class B	5,863	70,063
		285,414

Railroads–0.82%

CSX Corp.	46,312	1,658,433
Kansas City Southern	5,286	468,921
Norfolk Southern Corp.	14,370	1,529,830
Union Pacific Corp.	40,775	4,131,731
		7,788,915

Real Estate Services–0.04%

CBRE Group, Inc. -Class A (b)	14,623	424,652

Regional Banks–1.24%

BB&T Corp.	39,874	1,804,299
Citizens Financial Group, Inc.	25,430	852,159
Fifth Third Bancorp	37,518	976,218
Huntington Bancshares Inc.	53,143	662,162
KeyCorp	52,979	917,066
M&T Bank Corp.	7,674	1,104,596
People’s United Financial Inc.	15,223	284,975
PNC Financial Services Group, Inc. (The)	24,057	2,659,261
Regions Financial Corp.	61,449	832,019
SunTrust Banks, Inc.	24,546	1,275,165
Zions Bancorp.	10,041	399,531
		11,767,451

Research & Consulting Services–0.23%

Dun & Bradstreet Corp. (The)	1,733	210,941
Equifax Inc.	5,842	668,617
Nielsen Holdings PLC	16,444	708,736
Verisk Analytics, Inc. -Class A (b)	7,692	639,051
		2,227,345

Residential REIT’s–0.38%

Apartment Investment & Management Co. -Class A	7,667	322,781
AvalonBay Communities, Inc.	6,722	1,105,702
Equity Residential	17,895	1,073,879
Essex Property Trust, Inc.	3,206	692,239
UDR, Inc.	13,073	445,005
		3,639,606

Restaurants–1.19%

Chipotle Mexican Grill, Inc. (b)	1,425	564,770
Darden Restaurants, Inc.	6,178	452,847
McDonald’s Corp.	41,776	4,982,624
Starbucks Corp.	71,799	4,162,188

	Shares	Value

Restaurants–(continued)

Yum! Brands, Inc.	17,068	$1,081,941
		11,244,370

Retail REIT’s–0.59%

Federal Realty Investment Trust	3,471	487,398
General Growth Properties, Inc.	28,586	724,369
Kimco Realty Corp.	20,563	525,179
Macerich Co. (The)	5,906	400,958
Realty Income Corp.	12,658	701,760
Simon Property Group, Inc.	15,382	2,763,376
		5,603,040

Semiconductor Equipment–0.33%

Applied Materials, Inc.	52,916	1,703,895
KLA-Tencor Corp.	7,636	609,658
Lam Research Corp.	7,845	831,727
		3,145,280

Semiconductors–2.92%

Analog Devices, Inc.	15,052	1,117,461
Broadcom Ltd. (Singapore)	19,362	3,301,027
First Solar, Inc. (b)	3,792	114,973
Intel Corp.	231,613	8,036,971
Linear Technology Corp.	11,735	733,790
Microchip Technology Inc.	10,539	697,471
Micron Technology, Inc. (b)	50,835	992,808
NVIDIA Corp.	26,191	2,414,810
Qorvo, Inc. (b)	6,261	334,400
QUALCOMM, Inc.	72,144	4,915,171
Skyworks Solutions, Inc.	9,178	705,329
Texas Instruments Inc.	49,113	3,630,924
Xilinx, Inc.	12,409	669,838
		27,664,973

Soft Drinks–1.73%

Coca-Cola Co. (The)	190,168	7,673,279
Dr Pepper Snapple Group, Inc.	9,076	787,252
Monster Beverage Corp. (b)	19,849	888,243
PepsiCo, Inc.	70,455	7,052,545
		16,401,319

Specialized Consumer Services–0.03%

H&R Block, Inc.	10,725	237,666

Specialized REIT’s–0.95%

American Tower Corp. -Class A	20,830	2,130,284
Crown Castle International Corp.	17,653	1,473,319
Digital Realty Trust, Inc.	7,780	718,328
Equinix, Inc.	3,479	1,178,546
Extra Space Storage Inc.	6,158	432,045
Iron Mountain Inc.	11,985	395,505
Public Storage	7,300	1,527,890
Weyerhaeuser Co.	36,654	1,130,043
		8,985,960

Specialty Chemicals–0.50%
Albemarle Corp.	5,502	482,966
Ecolab Inc.	12,847	1,499,630

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Specialty Chemicals–(continued)

International Flavors & Fragrances Inc.	3,925	$475,121
PPG Industries, Inc.	13,035	1,250,448
Sherwin-Williams Co. (The)	3,927	1,055,067
		4,763,232

Specialty Stores–0.24%

Signet Jewelers Ltd.	3,700	337,773
Staples, Inc.	31,841	307,902
Tiffany & Co.	5,258	433,680
Tractor Supply Co.	6,543	491,183
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	2,870	744,765
		2,315,303

Steel–0.10%

Nucor Corp.	15,585	969,231

Systems Software–3.25%

CA, Inc.	15,382	491,609
Microsoft Corp.	381,494	22,988,829
Oracle Corp.	147,339	5,921,554
Red Hat, Inc. (b)	8,865	701,310
Symantec Corp.	30,136	735,017
		30,838,319

Technology Hardware, Storage & Peripherals–3.62%

Apple Inc.	263,798	29,154,955
Hewlett Packard Enterprise Co.	81,351	1,936,154
HP Inc.	83,757	1,289,858
NetApp, Inc.	13,642	498,751
Seagate Technology PLC	14,618	586,182
Western Digital Corp.	13,916	885,893
		34,351,793

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	12,848	394,305

	Shares	Value

Tobacco–1.58%

Altria Group, Inc.	95,653	$6,115,096
Philip Morris International Inc.	75,946	6,704,513
Reynolds American Inc.	40,528	2,192,565
		15,012,174

Trading Companies & Distributors–0.18%

Fastenal Co.	14,146	670,520
United Rentals, Inc. (b)	4,218	426,482
W.W. Grainger, Inc.	2,721	627,381
		1,724,383

Trucking–0.06%

J.B. Hunt Transport Services, Inc.	4,302	410,282
Ryder System, Inc.	2,633	206,164
		616,446

Water Utilities–0.07%

American Water Works Co., Inc.	8,709	631,141
Total Common Stocks & Other Equity Interests (Cost $496,414,648)		929,301,181

Money Market Funds–1.83%

Government & Agency Portfolio – Institutional Class, 0.29% (e)	10,393,637	10,393,637
Treasury Portfolio – Institutional Class, 0.26% (e)	6,929,091	6,929,091
Total Money Market Funds (Cost $17,322,728)		17,322,728
TOTAL INVESTMENTS–99.84% (Cost $513,737,376)		946,623,909
OTHER ASSETS LESS LIABILITIES–0.16%		1,507,870
NET ASSETS–100.00%		$948,131,779

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco S&P 500 Index Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks and Other Equity Interests	$929,301,181	$—	$—	$929,301,181
Money Market Funds	17,322,728			17,322,728
	946,623,909			946,623,909
Futures Contracts*	201,409	—	—	201,409
Total Investments	$946,825,318	$—	$—	$946,825,318
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts – Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	174	December-2016	$ 19,129,560	$ 201,409

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended

November 30, 2016.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/16	Dividend Income
Invesco Ltd.	$ 618,155	$ 16,750	$ (8,421)	$ 4,132	$ (2,318)	$ 628,298	$ 5,471

Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $36,428,305 and $11,963,317, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$421,598,523
Aggregate unrealized (depreciation) of investment securities	(11,248,063)
Net unrealized appreciation of investment securities	$410,350,460
Cost of investments for tax purposes is $536,273,449.

Invesco S&P 500 Index Fund

Invesco Short Duration High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	SDHYM-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.84%

Alabama–0.77%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$500	$508,920
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB	5.50%	01/01/2028	100	100,031
				608,951

Arizona–1.88%

Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB (a)	5.00%	07/01/2035	1,000	1,004,410
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB (a)	4.60%	06/15/2025	500	489,760
				1,494,170

California–6.76%

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (b)(c)	1.25%	10/01/2019	1,000	999,650
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (a)(d)	7.00%	12/01/2027	500	479,010
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $545,000) (a)	5.00%	06/01/2022	545	538,394
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (a)	4.00%	06/01/2021	500	499,795
Series 2016, Ref. RB (a)	4.00%	06/01/2026	500	475,635
California (State of); Series 2016 B, Floating Rate Unlimited Tax GO Bonds (b)(c)	1.13%	12/01/2021	1,000	987,730
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	90	85,503
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	1,000	982,190
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	330	330,089
				5,377,996

Colorado–3.28%

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (a)	5.00%	12/01/2025	150	147,442
Copperleaf Metropolitan District No. 2; Series 2015, Ref. Unlimited Tax GO Bonds	5.25%	12/01/2030	500	506,395
Solaris Metropolitan District No.3; Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	998,240
Southglenn Metropolitan District; Series 2016, Ref. Special Limited Tax GO Bonds	3.00%	12/01/2021	1,000	957,870
				2,609,947

Connecticut–2.37%

Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016 B-1, TEMPS-80SM Healthcare Facilities RB (a)	3.25%	09/01/2021	700	680,141
Series 2016 B-2, TEMPS-50SM Healthcare Facilities RB (a)	2.88%	09/01/2020	700	683,774
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	500	516,670
				1,880,585

Florida–4.11%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	150	151,772
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB (a)	3.75%	07/01/2019	495	494,396
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	5.50%	06/15/2022	1,240	1,325,882
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	315	329,610

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Village Community Development District No. 12; Series 2016, Special Assessment RB	2.88%	05/01/2021	$1,000	$964,410
				3,266,070

Illinois–8.07%

Bartlett (Village of) (Quarry Redevelopment); Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	1,250	1,195,400
Chicago (City of); Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	500	493,215
Series 2008 A, Unlimited Tax GO Bonds	5.00%	01/01/2019	150	149,998
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2020	200	214,818
Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2020	100	99,945
Series 2010 A, Ref. Unlimited Tax GO Bonds	4.00%	01/01/2022	110	106,597
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (e)	5.00%	01/01/2029	500	525,180
Series 2011 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2035	500	484,095
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	100	99,837
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 C-1, TEMPS-75SM RB	7.00%	02/15/2017	100	78,750
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (a)	5.25%	12/01/2025	400	390,840
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	470	491,897
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016 A, RB	6.20%	05/15/2030	685	653,161
Series 2016 B, RB	5.63%	05/15/2020	248	243,695
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	2.75%	05/15/2019	395	395,253
Series 2015, Ref. RB	5.00%	05/15/2025	250	268,530
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	538	528,461
				6,419,672

Iowa–2.51%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,540	1,537,659
Series 2013, Midwestern Disaster Area RB (a)	5.88%	12/01/2026	460	458,455
				1,996,114

Kansas–1.48%

Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/2017	180	177,343
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.00%	12/01/2031	550	524,640
Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	500	478,350
				1,180,333

Kentucky–2.08%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,043,350
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.00%	11/15/2025	600	608,640
				1,651,990

Maine–1.11%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	855	885,370

Maryland–1.29%

Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2021	400	412,480
Series 2017, Ref. Retirement Community RB	5.00%	04/01/2021	600	614,454
				1,026,934

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–0.73%

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	$250	$250,205
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, Facilities RB (INS-AMBAC) (d)(e)	5.20%	01/01/2020	195	195,454
Series 2001 A, Facilities RB (INS-AMBAC) (d)(e)	5.50%	01/01/2019	135	135,315
				580,974

Michigan–4.27%

Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,585	1,574,475
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB (a)	5.00%	07/01/2026	1,835	1,818,944
				3,393,419

Minnesota–1.28%

Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	4.00%	07/01/2020	225	223,879
Rochester (City of) (Homestead at Rochester, Inc.); Series 2015, Health Care & Housing RB	5.00%	12/01/2021	470	498,111
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	300	296,400
				1,018,390

Missouri–1.16%

Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB (a)	5.00%	04/01/2036	1,000	922,060

Multiple States–3.34%

Non-Profit Preferred Funding Trust I; Series 2006 A-2A, RB (a)	4.38%	09/15/2037	3,300	314,286
Series 2007 A-2-G, RB (a)	4.29%	09/15/2037	11,050	1,051,051
Series 2007 A-2-T, RB (Acquired 02/08/2016; Cost $3,015,064) (a)	4.37%	09/15/2037	13,470	1,287,651
				2,652,988

New Jersey–8.15%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (d)	5.25%	09/15/2029	800	848,544
Series 2012, Special Facility RB (d)	5.75%	09/15/2027	200	219,482
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	535	523,241
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/2032	870	757,918
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/2019	400	423,016
Series 2012, Ref. RB	5.00%	06/15/2025	600	638,754
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	750	810,622
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	750	771,053
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	40	40,342
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	600	594,816
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,000	851,880
				6,479,668

New York–4.30%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (a)(d)	3.75%	01/01/2020	480	488,352
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	861	848,447
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	978,580
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	125	115,627
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4 A-R, Ref. Floating Rate RB (b)(c)	1.06%	02/01/2021	1,000	988,620
				3,419,626

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–1.19%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	$1,000	$946,450

Ohio–6.25%

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	1,500	1,313,970
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	888,910
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2021	365	392,893
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (d)	5.00%	12/31/2025	340	381,810
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,000	933,890
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (c)	4.38%	06/01/2022	1,150	1,061,370
				4,972,843

Oklahoma–7.54%

Comanche (County of) Hospital Authority; Series 2012 A, Ref. RB	5.00%	07/01/2021	475	504,521
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,074,730
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	1,000	934,510
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-1, RB	5.25%	11/01/2024	1,000	983,010
Series 2016 B-2, RB	4.75%	11/01/2023	2,150	2,131,188
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(d)	5.00%	06/01/2025	340	368,098
				5,996,057

Pennsylvania–1.25%

Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2036	1,000	996,580

Rhode Island–0.68%

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	543,375

Tennessee–2.70%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB (a)	4.25%	06/01/2021	760	751,549
Series 2016 B, CAB Sales Tax RB (a)(f)	0.00%	12/01/2020	750	605,002
Series 2016 B, CAB Sales Tax RB (a)(f)	0.00%	12/01/2021	250	189,668
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2023	545	603,364
				2,149,583

Texas–11.35%

Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2036	700	674,618
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2021	450	483,147
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2023	280	301,739
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (d)	4.75%	07/01/2024	200	214,992
Houston (City of), Texas (United Airlines, Inc. Terminal Improvement); Series 2015 B-2, Ref. Airport System Special Facilities RB (d)	5.00%	07/15/2020	1,000	1,068,180
Mission Economic Development Corp. (Natgasoline); Series 2016 A, Sr. Lien RB (a)(d)	5.75%	10/01/2031	1,000	1,044,180
Series 2016 B, Sr. Lien RB (a)(d)	5.75%	10/01/2031	1,000	1,044,180
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	4.00%	01/01/2018	435	439,420
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	500	494,015
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	500	482,090
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	484,715

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (a)(c)(d)	7.25%	02/13/2020	$1,500	$1,556,805
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	200	222,688
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	4.90%	09/15/2024	250	242,418
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	250	275,442
				9,028,629

Virgin Islands–1.05%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB (a)	4.00%	10/01/2022	885	836,723

Washington–1.89%

Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (a)	5.00%	07/01/2031	1,000	1,028,420
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB (a)	3.20%	07/01/2021	500	476,315
				1,504,735

West Virginia–2.32%

Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/2023	915	883,048
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (a)(d)	6.75%	02/01/2026	1,000	960,730
				1,843,778

Wisconsin–4.68%

Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB (a)	5.00%	06/01/2025	650	661,258
Series 2016 A, RB (a)	5.00%	06/01/2026	1,005	1,012,558
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	80	87,204
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB (a)	4.10%	06/15/2026	1,000	965,010
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (a)	4.00%	12/01/2020	1,000	996,340
				3,722,370
TOTAL INVESTMENTS(g)–99.84% (Cost $84,459,064)				79,406,380
OTHER ASSETS LESS LIABILITIES–0.16%				126,564
NET ASSETS–100.00%				$79,532,944

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:

AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
CAB	— Capital Appreciation Bonds
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $24,353,134, which represented 30.62% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security subject to the alternative minimum tax.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Zero coupon bond issued at a discount.

(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Short Duration High Yield Municipal Fund

D.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Short Duration High Yield Municipal Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$79,406,380	$—	$79,406,380
Futures Contracts*	5,698	—	—	5,698
Total Investments	$5,698	$79,406,380	$—	$79,412,078
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts (a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	10	March-2017	$(1,178,438)	$3,101
U.S. Treasury 10 Year Notes	Short	12	March-2017	(1,494,188)	2,597
Total Futures Contracts — Interest Rate Risk					$5,698

(a)	Futures contracts collateralized by $25,900 cash held with Goldman Sachs & Co., the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $29,303,120 and $19,177,695, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$108,906
Aggregate unrealized (depreciation) of investment securities	(5,124,131)
Net unrealized appreciation (depreciation) of investment securities	$(5,015,225)
Cost of investments for tax purposes is 84,421,605.

Invesco Short Duration High Yield Municipal Fund

Invesco Small Cap Discovery Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-SCD-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.24%

Airlines–0.82%

Spirit Airlines Inc. (b)	89,317	$4,966,025

Apparel Retail–1.66%

American Eagle Outfitters, Inc. (c)	188,782	3,126,230
Burlington Stores, Inc. (b)	79,105	6,954,912
		10,081,142

Apparel, Accessories & Luxury Goods–0.24%

G-III Apparel Group, Ltd. (b)	53,894	1,463,761

Application Software–8.29%

BroadSoft, Inc. (b)	110,412	4,582,098
Cadence Design Systems, Inc. (b)	237,811	6,249,673
Fair Isaac Corp.	24,588	2,795,410
Guidewire Software Inc. (b)	159,756	8,900,007
HubSpot, Inc. (b)	91,728	5,145,941
Manhattan Associates, Inc. (b)	28,300	1,482,920
Paycom Software, Inc. (b)	94,926	4,259,330
SS&C Technologies Holdings, Inc.	215,546	6,468,535
Tyler Technologies, Inc. (b)	42,313	6,300,406
Ultimate Software Group, Inc. (The) (b)	20,934	4,290,004
		50,474,324

Biotechnology–5.01%

Eagle Pharmaceuticals, Inc. (b)	82,172	6,488,301
Neurocrine Biosciences, Inc. (b)	157,873	7,333,201
Retrophin, Inc. (b)	191,746	3,925,041
Sage Therapeutics, Inc. (b)	101,294	5,075,842
TESARO, Inc. (b)	56,257	7,633,512
		30,455,897

Building Products–3.85%

A.O. Smith Corp.	64,322	3,127,979
Allegion PLC	46,340	3,100,610
American Woodmark Corp. (b)	40,300	3,088,995
Lennox International Inc.	20,518	3,050,411
Masonite International Corp. (b)	98,334	6,372,043
Owens Corning	90,627	4,656,415
		23,396,453

Commodity Chemicals–0.89%

Methanex Corp. (Canada)	123,018	5,412,792

Communications Equipment–1.88%

ARRIS International PLC (b)	188,115	5,397,019
Ciena Corp. (b)	281,809	6,044,803
		11,441,822

	Shares	Value

Construction & Engineering–0.65%

Dycom Industries, Inc. (b)	53,665	$3,929,888

Construction Materials–2.35%

Headwaters Inc. (b)	322,454	7,642,160
Summit Materials, Inc. -Class A (b)	279,824	6,651,416
		14,293,576

Consumer Electronics–0.76%

Harman International Industries, Inc.	42,494	4,647,569

Data Processing & Outsourced Services–3.16%

DST Systems, Inc.	43,525	4,492,215
Euronet Worldwide, Inc. (b)	98,001	7,028,632
ExlService Holdings, Inc. (b)	68,749	3,269,703
WNS Holdings Ltd. -ADR (India)(b)	176,407	4,415,467
		19,206,017

Distributors–2.02%

Core-Mark Holding Co., Inc.	84,612	3,089,184
Pool Corp.	91,177	9,173,318
		12,262,502

Diversified Support Services–0.89%

Mobile Mini, Inc.	177,135	5,438,044

Education Services–0.89%

Bright Horizons Family Solutions Inc. (b)	78,965	5,434,371

Electronic Equipment & Instruments–1.25%

Cognex Corp.	62,057	3,705,423
Coherent, Inc. (b)	29,936	3,906,648
		7,612,071

Financial Exchanges & Data–2.84%

CBOE Holdings Inc.	97,538	6,720,368
MarketAxess Holdings, Inc.	63,825	10,580,270
		17,300,638

Health Care Equipment–4.93%

DexCom Inc. (b)	83,218	5,433,303
Inogen, Inc. (b)	115,407	7,435,673
Integra LifeSciences Holdings Corp. (b)	53,731	4,341,465
Penumbra, Inc. (b)	67,586	4,183,574
Wright Medical Group N.V. (b)	373,454	8,604,380
		29,998,395

Health Care Facilities–1.78%

Acadia Healthcare Co., Inc. (b)	129,125	4,908,041
VCA Inc. (b)	94,215	5,897,859
		10,805,900

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Health Care REIT’s–0.45%

Physicians Realty Trust	151,928	$2,752,935

Health Care Services–0.73%

Premier, Inc. -Class A (b)	148,020	4,461,323

Health Care Supplies–1.05%

Align Technology, Inc. (b)	68,715	6,393,931

Health Care Technology–0.23%

Evolent Health, Inc. -Class A (b)	75,855	1,426,074

Home Entertainment Software–1.01%

Take-Two Interactive Software, Inc. (b)	124,257	6,117,172

Homebuilding–0.58%

TopBuild Corp. (b)	96,733	3,510,441

Household Appliances–1.07%

Helen of Troy Ltd. (b)	76,705	6,527,595

Housewares & Specialties–0.40%

Newell Brands, Inc.	52,310	2,459,093

Human Resource & Employment Services–1.53%

On Assignment, Inc. (b)	87,886	3,628,813
TrueBlue, Inc. (b)	272,390	5,706,570
		9,335,383

Industrial Conglomerates–0.53%

Carlisle Cos. Inc.	28,958	3,248,219

Industrial Machinery–2.12%

EnPro Industries, Inc.	106,587	6,480,489
Woodward, Inc.	94,327	6,388,768
		12,869,257

Integrated Oil & Gas–0.88%

Centennial Resource Development, Inc. -Class A (b)	293,941	5,349,726

Internet Software & Services–1.88%

CoStar Group Inc. (b)	41,183	7,870,483
Q2 Holdings Inc. (b)	121,875	3,595,313
		11,465,796

Investment Banking & Brokerage–1.41%

E*TRADE Financial Corp. (b)	249,330	8,604,378

IT Consulting & Other Services–2.06%

EPAM Systems, Inc. (b)	68,133	4,489,965
InterXion Holding N.V. (Netherlands)(b)	235,760	8,053,561
		12,543,526

Leisure Facilities–1.30%

Vail Resorts, Inc.	50,010	7,921,584

Leisure Products–0.87%

Brunswick Corp.	105,568	5,291,068

	Shares	Value

Life Sciences Tools & Services–4.86%

Bio-Techne Corp.	55,574	$5,855,277
INC Research Holdings, Inc. -Class A(b)	160,325	7,936,087
PAREXEL International Corp. (b)	73,630	4,344,170
Patheon N.V. (b)	189,419	5,182,504
VWR Corp. (b)	229,199	6,234,213
		29,552,251

Managed Health Care–1.36%

HealthEquity, Inc. (b)	186,023	8,283,604

Marine–0.49%

Kirby Corp. (b)	47,040	2,984,688

Metal & Glass Containers–1.29%

Berry Plastics Group Inc. (b)	157,927	7,860,027

Movies & Entertainment–2.06%

Cinemark Holdings, Inc.	237,800	9,473,952
Lions Gate Entertainment Corp.	131,788	3,083,839
		12,557,791

Office Services & Supplies–0.84%

Steelcase Inc. -Class A	328,427	5,107,040

Oil & Gas Exploration & Production–3.31%

Callon Petroleum Co. (b)	542,547	9,570,529
Diamondback Energy Inc. (b)	68,311	7,367,342
Gulfport Energy Corp. (b)	124,154	3,189,516
		20,127,387

Packaged Foods & Meats–1.54%

B&G Foods Inc.	78,242	3,348,758
Pinnacle Foods Inc.	121,536	6,023,324
		9,372,082

Pharmaceuticals–2.16%

Impax Laboratories, Inc. (b)	287,057	4,147,974
Pacira Pharmaceuticals, Inc. (b)	139,489	4,442,724
Teligent, Inc. (b)(c)	629,810	4,528,334
		13,119,032

Property & Casualty Insurance–0.84%

Selective Insurance Group, Inc.	124,684	5,124,512

Regional Banks–1.65%

East West Bancorp, Inc.	128,967	6,174,940
Signature Bank (b)	25,660	3,846,691
		10,021,631

Research & Consulting Services–0.54%

CEB Inc.	55,545	3,274,378

Restaurants–1.73%

Jack in the Box Inc.	32,321	3,362,031
Texas Roadhouse, Inc.	77,833	3,649,589
Wingstop Inc. (c)	113,588	3,486,016
		10,497,636

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Semiconductor Equipment–0.84%

MKS Instruments, Inc.	88,974	$5,120,454

Semiconductors–5.24%

Cirrus Logic, Inc. (b)	69,496	3,822,280
MACOM Technology Solutions Holdings, Inc. (b)	202,174	10,072,309
Microsemi Corp. (b)	158,555	8,680,886
Qorvo, Inc. (b)	56,794	3,033,368
Silicon Laboratories Inc. (b)	94,175	6,248,511
		31,857,354

Specialized REIT’s–0.72%

CubeSmart	177,452	4,374,192

Specialty Chemicals–0.57%

PolyOne Corp.	105,472	3,477,412

Specialty Stores–0.76%

Five Below, Inc. (b)	117,655	4,630,901

Thrifts & Mortgage Finance–1.04%

MGIC Investment Corp. (b)	700,480	6,353,354

Trading Companies & Distributors–1.14%

WESCO International, Inc. (b)	102,206	6,939,787
Total Common Stocks & Other Equity Interests (Cost $467,296,006)		579,534,201

Money Market Funds–5.13%

Government & Agency Portfolio – Institutional Class, 0.29% (d)	18,734,902	18,734,902
Treasury Portfolio – Institutional Class, 0.26% (d)	12,489,934	12,489,934
Total Money Market Funds (Cost $31,224,836)		31,224,836
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.37% (Cost $498,520,842)		610,759,037

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.18%

Government & Agency Portfolio – Institutional Class, 0.29% (Cost $7,209,848) (d)(e)	7,209,848	7,209,848
TOTAL INVESTMENTS–101.55% (Cost $505,730,690)		617,968,885
OTHER ASSETS LESS LIABILITIES–(1.55)%		(9,423,075)
NET ASSETS–100.00%		$608,545,810

Investment Abbreviations:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Discovery Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Discovery Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $106,540,140 and $144,804,755, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$134,414,354
Aggregate unrealized (depreciation) of investment securities	(23,084,979)
Net unrealized appreciation of investment securities	$111,329,375
Cost of investments for tax purposes is $506,639,510.

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	SRR-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–44.79%

U.S. Treasury Inflation - Indexed Notes–30.40%(b)

1.63%, 01/15/2018	$137,243	$140,720
0.13%, 04/15/2018	394,657	397,362
1.38%, 07/15/2018	121,802	126,209
2.13%, 01/15/2019	124,921	131,924
0.13%, 04/15/2019	388,200	392,188
1.88%, 07/15/2019	125,271	133,264
1.38%, 01/15/2020	155,621	163,461
0.13%, 04/15/2020	386,783	390,181
1.25%, 07/15/2020	267,772	282,508
1.13%, 01/15/2021	305,911	320,585
0.13%, 04/15/2021	235,392	236,576
0.63%, 07/15/2021	284,163	293,406
0.13%, 01/15/2022	327,873	328,530
0.13%, 07/15/2022	320,496	321,594
0.13%, 01/15/2023	319,096	317,020
0.38%, 07/15/2023	317,681	321,026
0.63%, 01/15/2024	316,801	322,924
0.13%, 07/15/2024	312,328	307,237
0.25%, 01/15/2025	315,146	310,413
0.38%, 07/15/2025	305,702	304,706
0.63%, 01/15/2026	323,117	327,345
0.13%, 07/15/2026	184,907	179,561
		6,048,740

U.S. Treasury Inflation - Indexed Bonds–14.39%(b)

2.38%, 01/15/2025	270,743	311,996
2.00%, 01/15/2026	182,081	206,117
2.38%, 01/15/2027	151,192	178,153
1.75%, 01/15/2028	132,633	148,973
3.63%, 04/15/2028	184,034	243,613
2.50%, 01/15/2029	122,448	148,669
3.88%, 04/15/2029	210,580	290,064
3.38%, 04/15/2032	51,546	71,840
2.13%, 02/15/2040	123,530	154,747
2.13%, 02/15/2041	199,199	251,291
0.75%, 02/15/2042	188,675	180,968
0.63%, 02/15/2043	175,562	163,115
1.38%, 02/15/2044	172,880	190,984
0.75%, 02/15/2045	178,851	170,500
1.00%, 02/15/2046	150,432	153,423
		2,864,453
Total U.S. Treasury Securities (Cost $8,962,205)		8,913,193

	Shares

Common Stocks–30.00%

Fixed-Income Funds–30.00%

Invesco Floating Rate Fund –Class R6 (Cost $6,240,721)(c)	796,999	5,969,526

	Principal Amount	Value

Bonds and Notes–22.39%

Aerospace & Defense–0.49%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(d)	$11,000	$9,694
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(d)	11,000	11,027
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(d)	17,000	17,489
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(d)	20,000	20,425
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	38,000	39,282
		97,917

Agricultural & Farm Machinery–0.11%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	23,000	22,425

Alternative Carriers–0.10%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	10,000	10,025
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(d)	9,000	8,888
		18,913

Apparel Retail–0.17%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(d)	20,000	21,200
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	13,000	11,846
		33,046

Asset Management & Custody Banks–0.70%

CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(d)	21,000	21,971
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(d)	8,000	8,100
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(d)	63,000	65,992
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(d)	29,000	31,284
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(d)	11,000	11,014
		138,361

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Auto Parts & Equipment–0.08%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	$15,000	$15,525

Broadcasting–0.58%

Clear Channel Worldwide Holdings, Inc., Series B,
Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	14,000	14,210
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	23,000	22,713
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	31,000	24,567
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	22,000	23,430
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(d)	16,000	15,840
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	16,000	15,640
		116,400

Building Products–0.25%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	17,000	18,057
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(d)	11,000	12,650
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	19,000	19,428
		50,135

Cable & Satellite–1.10%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	13,000	13,098
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(d)	75,000	77,437
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	25,000	26,406
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	55,000	56,031
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	5,000	3,938
7.25%, 10/15/2020	15,000	11,025
Sirius XM Radio Inc.,
Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(d)	8,000	8,060
5.38%, 07/15/2026(d)	23,000	22,942
		218,937

Casinos & Gaming–0.49%

Boyd Gaming Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	24,000	25,620
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(d)	6,000	6,285

	Principal Amount	Value

Cable & Satellite–(continued)

MGM Resorts International,
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	$7,000	$6,702
7.75%, 03/15/2022	40,000	46,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(d)	13,000	12,870
		97,477

Commercial Printing–0.11%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(d)	20,000	20,925

Commodity Chemicals–0.12%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	13,000	13,130
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(d)	10,000	10,375
		23,505

Communications Equipment–0.12%

Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(d)	6,000	5,708
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	17,000	18,360
		24,068

Construction Machinery & Heavy Trucks–0.76%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(d)	20,000	20,450
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	50,000	48,188
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	22,000	22,110
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	58,000	59,667
		150,415

Consumer Finance–0.33%

Ally Financial Inc.,
Sr. Unsec. Global Notes, 4.63%, 03/30/2025	15,000	14,625
5.13%, 09/30/2024	50,000	50,375
		65,000

Copper–0.29%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(d)	15,000	14,906
Freeport-McMoRan Inc.,
Sr. Unsec. Gtd. Global Notes, 3.88%, 03/15/2023	15,000	14,138
5.40%, 11/14/2034	15,000	13,200
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(d)	15,000	16,294
		58,538

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Diversified Banks–0.28%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (e)	$2,000	$2,040
Citigroup Inc.,
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (e)	10,000	10,400
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (e)	17,000	17,510
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (e)	10,000	10,200
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	15,000	15,593
		55,743

Diversified Chemicals–0.22%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	44,000	43,560

Diversified Metals & Mining–0.20%

Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	24,000	24,360
Sr. Unsec. Notes, 6.13%, 10/01/2035	15,000	15,075
		39,435

Electric Utilities–0.37%

NextEra Energy, Inc., Series H, Conv. Investment Units, 6.37%, 09/01/2018	1,300	72,683

Electrical Components & Equipment–0.21%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(d)	8,000	8,060
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(d)	35,000	34,650
		42,710

Environmental & Facilities Services–0.05%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(d)	11,000	10,945

Financial Exchanges & Data–0.10%

MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(d)	20,000	20,750

Food Distributors–0.10%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(d)	20,000	20,700

Gas Utilities–0.42%

AmeriGas Partners, L.P./AmeriGas Finance Corp.,
Sr. Unsec. Global Notes, 5.63%, 05/20/2024	15,000	15,000
5.88%, 08/20/2026	7,000	7,000

	Principal Amount	Value

Gas Utilities–(continued)

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	$25,000	$23,750
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	37,000	37,277
		83,027

General Merchandise Stores–0.08%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	14,000	15,015

Health Care Facilities–1.26%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	15,000	14,925
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	3,000	2,940
5.13%, 08/01/2021	5,000	4,563
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	24,000	16,140
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	60,000	60,637
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	10,000	9,837
5.88%, 02/15/2026	15,000	15,075
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	15,000	15,000
LifePoint Health, Inc.,
Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(d)	14,000	13,510
5.88%, 12/01/2023	3,000	3,023
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(d)	25,000	25,625
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(d)	3,000	3,105
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	14,000	12,040
8.00%, 08/01/2020	31,000	29,915
8.13%, 04/01/2022	10,000	9,200
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(d)	15,000	14,906
		250,441

Health Care Services–0.41%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(d)	10,000	9,850
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	19,000	18,620
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(d)	17,000	17,383
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(d)	33,000	34,815
		80,668

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Home Improvement Retail–0.12%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(d)	$25,000	$23,406

Homebuilding–0.49%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(d)	20,000	19,300
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	26,000	26,390
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	20,000	20,600
Meritage Homes Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	13,000	13,390
7.15%, 04/15/2020	5,000	5,462
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(d)	12,000	12,270
		97,412

Household Products–0.53%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(d)	13,000	13,179
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	62,192	64,446
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(d)	2,000	2,120
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	10,000	10,425
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	14,000	14,472
		104,642

Independent Power Producers & Energy Traders–0.90%
AES Corp. (The),
Sr. Unsec. Notes, 5.50%, 04/15/2025	67,000	65,827
6.00%, 05/15/2026	2,000	1,975
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 7.88%, 01/15/2023(d)	6,000	6,285
Sr. Unsec. Global Notes, 5.50%, 02/01/2024	62,000	59,675
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	22,000	20,350
NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	5,000	4,863
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(d)	22,000	20,515
		179,490

	Principal Amount	Value

Integrated Oil & Gas–0.05%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(d)	$12,000	$9,690

Integrated Telecommunication Services–1.12%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	14,000	14,420
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(d)	11,000	11,564
Frontier Communications Corp.,
Sr. Unsec. Global Notes, 8.88%, 09/15/2020	5,000	5,225
10.50%, 09/15/2022	15,000	15,506
11.00%, 09/15/2025	13,000	13,097
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	13,000	13,000
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(d)	18,000	17,415
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	125,000	133,125
		223,352

Internet Software & Services–0.03%

Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	6,000	6,352

Leisure Facilities–0.08%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	15,000	15,675

Leisure Products–0.15%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	29,000	30,305

Managed Health Care–0.09%
Centene Corp.,
Sr. Unsec. Notes, 4.75%, 05/15/2022	7,000	6,947
4.75%, 01/15/2025	7,000	6,738
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	5,000	5,031
		18,716

Marine–0.07%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 11/28/2016; Cost $14,025) (d)	17,000	14,004

Metal & Glass Containers–0.12%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	23,000	23,949

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Movies & Entertainment–0.22%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$10,000	$10,125
LG FinanceCo Corp., Sr. Unsec. Notes, 5.88%, 11/01/2024(d)	9,000	8,955
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(d)	25,000	25,063
		44,143

Oil & Gas Drilling–0.12%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	14,000	11,410
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	10,000	9,000
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(d)	3,000	3,045
		23,455

Oil & Gas Equipment & Services–0.07%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	8,000	7,880
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	7,000	5,355
		13,235

Oil & Gas Exploration & Production–2.17%

Antero Resources Corp.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	16,000	16,580
5.63%, 06/01/2023	29,000	29,725
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(d)	17,000	17,574
Concho Resources Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	3,000	3,105
5.50%, 04/01/2023	22,000	22,770
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	23,000	23,086
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	15,000	12,375
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(d)	23,000	23,517
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	44,000	45,705
Oasis Petroleum Inc.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	19,000	19,570
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	4,000	4,060
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(d)	18,000	18,810

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	$19,000	$19,713
Range Resources Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	6,000	5,700
Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(d)	5,000	4,863
5.00%, 03/15/2023(d)	25,000	23,875
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	16,000	16,280
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	21,000	22,155
SM Energy Co.,
Sr. Unsec. Global Notes, 6.13%, 11/15/2022	5,000	5,075
6.50%, 01/01/2023	9,000	9,180
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	39,000	35,880
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	21,000	20,737
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	31,000	31,775
		432,110

Oil & Gas Storage & Transportation–1.34%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(d)	11,000	11,275
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	33,000	34,072
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(d)	20,000	20,900
MPLX LP, Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2025	22,000	22,234
Sabine Pass Liquefaction, LLC,
Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	51,000	53,199
Sr. Sec. Notes, 5.00%, 03/15/2027(d)	9,000	8,899
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	17,000	17,043
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(d)	18,000	17,910
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 10/15/2022	2,000	2,150
6.38%, 05/01/2024	50,000	54,187
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	4,000	4,070
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	22,000	21,646
		267,585

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Packaged Foods & Meats–0.40%

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(d)	$18,000	$17,707
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(d)	13,000	13,033
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	17,000	17,956
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(d)	30,000	31,350
		80,046

Paper Packaging–0.02%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	4,000	4,130

Paper Products–0.13%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	11,000	10,821
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	15,000	15,319
		26,140

Pharmaceuticals–0.31%

Concordia International Corp. (Canada),
Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2022(d)	2,000	1,850
Sr. Unsec. Notes, 7.00%, 04/15/2023(d)	31,000	11,935
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(d)	25,000	18,563
5.88%, 05/15/2023(d)	5,000	3,750
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(d)	35,000	25,987
		62,085

Regional Banks–0.66%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	125,000	130,469

Restaurants–0.22%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(d)	20,000	20,950
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(d)	10,000	9,973
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	12,000	13,050
		43,973

	Principal Amount	Value

Semiconductors–0.27%

Micron Technology, Inc.,
Sr. Unsec. Global Notes, 5.50%, 02/01/2025	$9,000	$8,910
Sr. Unsec. Notes, 5.25%, 08/01/2023(d)	26,000	25,805
5.25%, 01/15/2024(d)	20,000	19,675
		54,390

Specialized Consumer Services–0.12%

ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(d)	8,000	8,040
Sr. Unsec. Notes, 7.45%, 08/15/2027	15,000	15,450
		23,490

Specialized Finance–0.23%

Aircastle Ltd.,
Sr. Unsec. Notes, 5.00%, 04/01/2023	8,000	8,100
5.50%, 02/15/2022	35,000	37,013
		45,113

Specialized REIT’s–0.88%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	75,000	79,125
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	33,000	34,237
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	25,000	25,625
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	20,000	21,200
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(d)	17,000	15,704
		175,891

Specialty Chemicals–0.44%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	10,000	10,325
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(d)	15,000	17,118
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(d)	17,000	19,040
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	30,000	30,000
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(d)	11,000	11,674
		88,157

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Steel–0.47%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	$10,000	$10,925
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	3,000	3,209
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(d)	10,000	11,575
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(d)	30,000	31,125
Steel Dynamics, Inc., Sr. Unsec. Notes, 5.00%, 12/15/2026(d)	4,000	4,045
United States Steel Corp.,
Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(d)	17,000	18,976
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	13,000	13,357
		93,212

Technology Hardware, Storage & Peripherals–0.36%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(d)	30,000	32,925
Western Digital Corp.,
Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(d)	25,000	27,055
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(d)	10,000	11,625
		71,605

Tobacco–0.05%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(d)	10,000	10,125

Trading Companies & Distributors–0.16%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(d)	9,000	9,068
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	18,000	18,225
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	5,000	5,000
		32,293

Trucking–0.20%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(d)	18,000	17,460
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(d)	23,000	22,023
		39,483

	Principal Amount	Value

Wireless Telecommunication Services–0.30%

Sprint Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	$23,000	$23,633
7.88%, 09/15/2023	35,000	36,225
		59,858
Total Bonds and Notes (Cost $4,350,204)		4,455,245

	Shares

Preferred Stocks–1.52%

Agricultural Products–0.15%

Bunge Ltd., $4.88, Conv. Pfd.	300	29,887

Asset Management & Custody Banks–0.12%

AMG Capital Trust II, $2.58, Jr. Unsec. Gtd. Sub. Conv. Pfd.	450	24,441

Diversified Banks–0.42%

Bank of America Corp., Series L, $72.50, Conv. Pfd.	36	42,156
Wells Fargo & Co., Class A, Series L, $75.00, Conv. Pfd.	35	42,083
		84,239

Health Care REIT’s–0.11%

Welltower Inc., Series I, $3.25, Conv. Pfd.	390	22,694

Internet Software & Services–0.12%

Mandatory Exchangeable Trust (China), $5.75, Sr. Sec. Conv. Pfd. (d)	205	23,695

Oil & Gas Exploration & Production–0.14%

Hess Corp., Series A, $4.00, Conv. Pfd.	400	26,828

Pharmaceuticals–0.33%

Teva Pharmaceutical Industries Ltd. (Israel), $70.00, Conv. Pfd.	100	66,115

Specialized REIT’s–0.13%

American Tower Corp., Series B, $5.50, Conv. Pfd.	250	25,445
Total Preferred Stocks (Cost $316,477)		303,344

Money Market Funds–2.76%
Government & Agency Portfolio – Institutional Class, 0.29% (f)	330,086	330,086
Treasury Portfolio – Institutional Class, 0.26% (f)	220,058	220,058
Total Money Market Funds (Cost $550,144)		550,144
TOTAL INVESTMENTS–101.46% (Cost $20,419,751)		20,191,452
OTHER ASSETS LESS LIABILITIES–(1.46)%		(290,706)
NET ASSETS–100.00%		$19,900,746

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Investment Abbreviations:

Conv.	—Convertible

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(c)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of November 30, 2016 represented 30.00% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $1,512,410, which represented 7.60% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Strategic Real Return Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Strategic Real Return Fund

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$8,913,193	$—	$8,913,193
Common Stocks	5,969,526	—	—	5,969,526
Bonds and Notes	72,683	4,382,562	—	4,455,245
Preferred Stocks	159,206	144,138	—	303,344
Money Market Funds	550,144	—	—	550,144
Total Investments	$6,751,559	$13,439,893	$—	$20,191,452

Invesco Strategic Real Return Fund

NOTE 3 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the three months ended November 30, 2016.

	Value 08/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/16	Dividend Income
Invesco Floating Rate Fund	$5,558,524	$350,253	$ —	$ 60,749	$ —	$5,969,526	$68,223

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $2,935,037 and $1,262,253, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$243,597
Aggregate unrealized (depreciation) of investment securities	(574,286)
Net unrealized appreciation (depreciation) of investment securities	$(330,689)
Cost of investments for tax purposes is $20,522,141.

Invesco Strategic Real Return Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.